Lord Abbett
Quarterly Portfolio Holdings Report

Lord Abbett

Bond Debenture Portfolio
Developing Growth Portfolio
Dividend Growth Portfolio
Fundamental Equity Portfolio
Growth and Income Portfolio
Growth Opportunities Portfolio
Mid Cap Stock Portfolio
Short Duration Income Portfolio
Total Return Portfolio

For the period ended September 30, 2021

Schedule of Investments (unaudited)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.52%

ASSET-BACKED SECURITIES 6.37%

Automobiles 0.82%
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	$1,250	$1,334,238
Exeter Automobile Receivables Trust 2021-2A E†	2.90%		7/17/2028	1,224	1,225,828
Hertz Vehicle Financing III LP 2021-2A D†	4.34%		12/27/2027	5,000	5,043,069
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	3,118	3,125,124
Total					10,728,259

Credit Card 0.30%
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	1,298	1,295,573
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	2,555	2,647,399
Total					3,942,972

Others 5.25%
AMMC CLO XII Ltd. 2013-12A DR†	2.828% (3 Mo. LIBOR + 2.70%)	#	11/10/2030	391	381,832
Apex Credit CLO LLC 2017-2A B†	1.972% (3 Mo. LIBOR + 1.85%)	#	9/20/2029	522	523,443
Apidos CLO XXXV 2021-35A D†	2.849% (3 Mo. LIBOR + 2.65%)	#	4/20/2034	680	680,116
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2I†	4.194%		6/7/2049	1,599	1,633,852
Applebee’s Funding LLC/IHOP Funding LLC 2019-1A A2II†	4.723%		6/7/2049	1,089	1,148,334
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	1,367	1,368,886
Bain Capital Credit CLO 2019-2A D†	4.034% (3 Mo. LIBOR + 3.90%)	#	10/17/2032	260	260,167
Battalion CLO XV Ltd. 2019-16A B†	2.134% (3 Mo. LIBOR + 2.00%)	#	12/19/2032	1,714	1,718,627
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.126% (3 Mo. LIBOR + 2.00%)	#	1/15/2033	578	579,787
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.026% (3 Mo. LIBOR + 2.90%)	#	4/15/2034	970	970,182
Carlyle US CLO Ltd. 2019-4A B†	2.826% (3 Mo. LIBOR + 2.70%)	#	1/15/2033	1,141	1,146,196

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Carlyle US CLO Ltd. 2021-1A B†	1.991% (3 Mo. LIBOR + 1.80%)	#	4/15/2034	$750	$750,589
Carlyle US CLO Ltd. 2021-1A C†	2.991% (3 Mo. LIBOR + 2.80%)	#	4/15/2034	970	970,056
Cedar Funding XIV CLO Ltd. 2021-14A C†	1.938% (3 Mo. LIBOR + 1.85%)	#	7/15/2033	600	599,996
CIFC Funding Ltd. 2021-1A D†	3.075% (3 Mo. LIBOR + 2.95%)	#	4/25/2033	920	923,440
Dryden 61 CLO Ltd. 2018-61A DR†	3.234% (3 Mo. LIBOR + 3.10%)	#	1/17/2032	1,110	1,114,153
Dryden 61 CLO Ltd. 2018-61A CR†	1.884% (3 Mo. LIBOR + 1.75%)	#	1/17/2032	522	521,535
Eaton Vance CLO Ltd. 2013-1A C3R†	3.526% (3 Mo. LIBOR + 3.40%)	#	1/15/2034	810	819,285
Elmwood CLO VIII Ltd. 2021-1A C1†	2.084% (3 Mo. LIBOR + 1.95%)	#	1/20/2034	1,080	1,080,230
Elmwood CLO VIII Ltd. 2021-1A D1†	3.134% (3 Mo. LIBOR + 3.00%)	#	1/20/2034	810	813,164
Greywolf CLO III Ltd. 2020-3RA A1R†	1.428% (3 Mo. LIBOR + 1.29%)	#	4/15/2033	1,399	1,402,432
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.275% (3 Mo. LIBOR + 2.15%)	#	7/25/2027	465	458,185
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.834% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	680	681,043
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,300	1,387,430
Kayne CLO 10 Ltd. 2021-10A D†	Zero Coupon	#(a)	4/23/2034	370	369,378
Kayne CLO 5 Ltd. 2019-5A A†	1.475% (3 Mo. LIBOR + 1.35%)	#	7/24/2032	2,300	2,302,959
Kayne CLO Ltd. 2018 1A DR†	2.776% (3 Mo. LIBOR + 2.65%)	#	7/15/2031	410	404,416
Kayne CLO Ltd. 2020-7A A1†	1.334% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	3,316	3,326,907
KKR CLO 29 Ltd-29A C†	2.126% (3 Mo. LIBOR + 2.00%)	#	1/15/2032	350	348,748
KKR CLO Ltd.18 D†	3.734% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	390	390,521
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	1,472	1,482,821
Marble Point CLO XVII Ltd. 2020-1A A†	1.434% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,050	2,052,214
Marble Point CLO XVII Ltd. 2020-1A B†	1.904% (3 Mo. LIBOR + 1.77%)	#	4/20/2033	652	656,676

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Mariner Finance Issuance Trust 2021-AA A†	1.86%		3/20/2036	$2,573	$2,597,264
Mountain View CLO 2017-1A BR†	1.876% (3 Mo. LIBOR + 1.75%)	#	10/16/2029	762	763,893
Mountain View CLO LLC 2016-1A DR†	3.833% (3 Mo. LIBOR + 3.70%)	#	4/14/2033	530	530,220
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.474% (3 Mo. LIBOR + 1.34%)	#	1/19/2033	750	751,370
Oaktree CLO 2019-4 Ltd. BR†(b)	Zero Coupon	#(a)	10/20/2032	1,460	1,460,000	(c)
Oaktree CLO Ltd. 2020-1A DR†	3.276% (3 Mo. LIBOR + 3.15%)	#	7/15/2034	935	930,017
Oaktree CLO Ltd. 2021-1A D†	Zero Coupon#(a)		7/15/2034	425	425,057
OCP CLO Ltd. 2019-16A DR†	3.269% (3 Mo. LIBOR + 3.15%)	#	4/10/2033	500	500,084
OCP CLO Ltd. 2021-21A C†	Zero Coupon	#(a)	7/20/2034	620	620,034
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.634% (3 Mo. LIBOR + 1.50%)	#	10/20/2031	2,000	2,003,340
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	2.875% (3 Mo. LIBOR + 2.75%)	#	2/14/2031	900	894,384
OHA Credit Funding 8 Ltd. 2021-8A C†	2.088% (3 Mo. LIBOR + 1.90%)	#	1/18/2034	810	810,205
OHA Credit Funding 8 Ltd. 2021-8A D†	3.038% (3 Mo. LIBOR + 2.85%)	#	1/18/2034	650	650,156
OHA Credit Funding 9 Ltd. 2021-9A C†	2.084% (3 Mo. LIBOR + 1.90%)	#	7/19/2035	720	720,021
OHA Credit Funding 9 Ltd. 2021-9A D†	3.134% (3 Mo. LIBOR + 2.95%)	#	7/19/2035	640	640,003
OneMain Financial Issuance Trust 2020-2A D†	3.45%		9/14/2035	1,583	1,674,453
Palmer Square CLO Ltd. 2021-1A C†	2.834% (3 Mo. LIBOR + 2.70%)	#	4/20/2034	510	510,087
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	851	866,812
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	1,508	1,515,010
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	1,886	1,943,282
Regata XII Funding Ltd. 2019-1A CR†(b)	Zero Coupon	#(a)	10/15/2032	1,120	1,120,000	(c)
Regatta XVI Funding Ltd. 2019-2A B†	2.176% (3 Mo. LIBOR + 2.05%)	#	1/15/2033	2,300	2,303,746

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Others (continued)
Regatta XVIII Funding Ltd. 2021-1A B†	1.576% (3 Mo. LIBOR + 1.45%)	#	1/15/2034		$1,060	$1,060,041
Regatta XVIII Funding Ltd. 2021-1A D†	2.876% (3 Mo. LIBOR + 2.75%)	#	1/15/2034		1,060	1,060,111
Signal Peak CLO 4 Ltd. 2017-4A D†	3.175% (3 Mo. LIBOR + 3.05%)	#	10/26/2029		694	697,479
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057		1,448	1,450,621
TCI-Flatiron CLO Ltd. 2018-1A BR†	1.53% (3 Mo. LIBOR + 1.40%)	#	1/29/2032		250	248,160
TCI-Flatiron CLO Ltd. 2018-1A DR†	2.88% (3 Mo. LIBOR + 2.75%)	#	1/29/2032		250	250,029
TRP - TRIP Rail Master Funding LLC 2021-2 A†	2.15%		6/19/2051		1,548	1,563,131
TRP LLC 2021-1 A†	2.07%		6/19/2051		1,095	1,101,232
VERDE CLO Ltd. 2019-1A DR†	3.376% (3 Mo. LIBOR + 3.25%)	#	4/15/2032		2,000	2,003,022
Wind River CLO Ltd. 2021-2A D†	3.223% (3 Mo. LIBOR + 3.15%)	#	7/20/2034		390	390,040
Zaxby’s Funding LLC 2021-1A A2†	3.238%		7/30/2051		1,592	1,626,419
Total						68,947,323
Total Asset-Backed Securities (cost $83,317,794)						83,618,554

				Shares (000)
COMMON STOCKS 10.98%

Air Freight & Logistics 0.15%
Expeditors International of Washington, Inc.					16	1,943,129

Airlines 0.15%
Alaska Air Group, Inc.*					35	2,030,549

Auto Components 0.03%
Chassix Holdings, Inc.					59	446,063	(c)

Automobiles 0.16%
Porsche Automobil Holding SE(d)				EUR	21	2,072,147

Banks 0.59%
Signature Bank					14	3,882,713
SVB Financial Group*					6	3,894,217
Total						7,776,930

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Shares (000)		Fair Value
Beverages 0.17%
Brown - Forman Corp. Class B		19	$1,269,102
Treasury Wine Estates Ltd. (Australia)(d)	AUD	108	949,740
Total			2,218,842

Biotechnology 0.55%
Alnylam Pharmaceuticals, Inc.*		11	2,076,910
Horizon Therapeutics plc*		12	1,312,837
Intellia Therapeutics, Inc.*		8	1,114,384
Novavax, Inc.*		13	2,764,271
Total			7,268,402

Capital Markets 0.75%
Allfunds Group plc*(d)	EUR	74	1,429,056
Blackstone Group, Inc. (The)		28	3,200,397
Goldman Sachs Group, Inc. (The)		7	2,560,397
MSCI, Inc.		4	2,623,162
Total			9,813,012

Consumer Finance 0.10%
Upstart Holdings, Inc.*		4	1,379,046

Distributors 0.05%
Pool Corp.		1	637,714

Electric - Generation 0.00%
Frontera Generation Holdings LLC		9	20,720	(c)

Electronic Equipment, Instruments & Components 0.10%
Trimble, Inc.*		17	1,381,635

Entertainment 0.26%
Netflix, Inc.*		2	1,336,645
Sea Ltd. ADR*		6	2,018,517
Total			3,355,162

Food & Staples Retailing 0.11%
Kroger Co. (The)		34	1,388,164

Food Products 0.20%
Hershey Co. (The)		15	2,574,292

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Shares (000)		Fair Value
Health Care Equipment & Supplies 0.48%
Cooper Cos., Inc. (The)		3	$1,231,664
Dexcom, Inc.*		4	1,964,321
Edwards Lifesciences Corp.*		27	3,100,935
Total			6,296,920

Health Care Providers & Services 0.08%
AMN Healthcare Services, Inc.*		9	1,049,274

Hotels, Restaurants & Leisure 1.14%
Airbnb, Inc. Class A*		16	2,627,804
Caesars Entertainment, Inc.*		41	4,561,937
Domino’s Pizza, Inc.		4	2,072,868
Hilton Worldwide Holdings, Inc.*		24	3,216,746
Vail Resorts, Inc.		8	2,554,480
Total			15,033,835

Information Technology Services 0.32%
Adyen NV†*(d)	EUR	1	2,180,382
Square, Inc. Class A*		8	1,975,562
Total			4,155,944

Interactive Media & Services 0.15%
Snap, Inc. Class A*		27	1,995,820

Internet & Direct Marketing Retail 0.22%
DoorDash, Inc. Class A*		14	2,927,594

Life Sciences Tools & Services 0.14%
Illumina, Inc.*		5	1,880,002

Machinery 0.35%
Pentair plc (United Kingdom)(e)		37	2,674,382
RBC Bearings, Inc.*		9	1,949,906
Total			4,624,288

Metals & Mining 0.26%
Alcoa Corp.*		69	3,360,857

Miscellaneous Financials 0.03%
UTEX Industries, Inc.		8	393,840

Oil, Gas & Consumable Fuels 1.56%
Cameco Corp. (Canada)(e)		61	1,322,314
Cheniere Energy, Inc.		27	2,676,060

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Shares (000)		Fair Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.		95	$4,376,405
Devon Energy Corp.		140	4,971,436
PDC Energy, Inc.		85	4,035,969
Southwestern Energy Co.*		565	3,128,942
Total			20,511,126

Personal Products 0.09%
Gibson Brands, Inc.		9	1,110,257	(c)
Revlon, Inc. Class A		149	19,121
Total			1,129,378

Professional Services 0.16%
Equifax, Inc.		8	2,122,646

Real Estate Management & Development 0.16%
CBRE Group, Inc. Class A*		21	2,040,081

Road & Rail 0.34%
Old Dominion Freight Line, Inc.		15	4,410,098

Semiconductors & Semiconductor Equipment 0.35%
KLA Corp.		7	2,415,162
NVIDIA Corp.		10	2,158,607
Total			4,573,769

Software 0.84%
Datadog, Inc. Class A*		19	2,694,696
HubSpot, Inc.*		4	2,613,764
Intuit, Inc.		5	2,597,741
Oracle Corp.		16	1,383,014
Palantir Technologies, Inc. Class A*		70	1,688,065
Total			10,977,280

Specialty Retail 0.12%
Claires Holdings LLC		1	302,381	(c)
O’Reilly Automotive, Inc.*		2	1,317,445
Total			1,619,826

Textiles, Apparel & Luxury Goods 0.41%
Lululemon Athletica, Inc. (Canada)*(e)		10	4,047,405
Moncler SpA(d)	EUR	21	1,308,248
Total			5,355,653

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments			Shares (000)	Fair Value
Trading Companies & Distributors 0.31%
SiteOne Landscape Supply, Inc.*			7	$1,301,542
United Rentals, Inc.*			8	2,811,651
Total				4,113,193

Transportation Infrastructure 0.01%
ACBL Holdings Corp.			4	92,561

Water Utilities 0.09%
American Water Works Co., Inc.			7	1,195,451
Total Common Stocks (cost $139,880,633)				144,165,243

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.19%

Auto Manufacturers
Tesla, Inc. (cost $2,348,079)	2.00%	5/15/2024	$206	2,571,295

CORPORATE BONDS 64.28%

Advertising 0.27%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029	468	487,305
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	1,277	1,345,754
Midas OpCo Holdings LLC†	5.625%	8/15/2029	1,659	1,718,724
Total				3,551,783

Aerospace/Defense 0.98%
Bombardier, Inc. (Canada)†(e)	6.00%	2/15/2028	82	83,033
Bombardier, Inc. (Canada)†(e)	7.125%	6/15/2026	1,943	2,042,579
Howmet Aerospace, Inc.	3.00%	1/15/2029	1,302	1,314,825
Raytheon Technologies Corp.	4.125%	11/16/2028	1,625	1,850,683
TransDigm, Inc.	5.50%	11/15/2027	5,007	5,151,251
TransDigm, Inc.†	6.25%	3/15/2026	1,048	1,093,850
TransDigm, Inc.	6.375%	6/15/2026	1,282	1,324,190
Total				12,860,411

Agriculture 0.33%
Viterra Finance BV (Netherlands)†(e)	2.00%	4/21/2026	2,357	2,375,167
Viterra Finance BV (Netherlands)†(e)	3.20%	4/21/2031	1,984	2,017,745
Total				4,392,912

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Airlines 1.60%
Air Canada (Canada)†(e)	3.875%	8/15/2026	$1,675	$1,692,253
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027	1,472	1,642,756
American Airlines Group, Inc.†	5.00%	6/1/2022	1,904	1,908,760
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	1,695	1,828,481
Azul Investments LLP†	5.875%	10/26/2024	1,671	1,577,148
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/2024	1,949	2,059,591
Delta Air Lines, Inc.†	7.00%	5/1/2025	2,118	2,470,925
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	1,773	1,977,991
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	1,195	1,252,126
JetBlue 2019-1 Class A Pass Through Trust	2.95%	5/15/2028	950	963,806
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	1,000	1,088,710
United Airlines 2020-1 Class A Pass Through Trust	5.875%	10/15/2027	1,087	1,218,615
United Airlines, Inc.†	4.375%	4/15/2026	615	631,913
United Airlines, Inc.†	4.625%	4/15/2029	684	707,735
Total				21,020,810

Apparel 0.25%
Levi Strauss & Co.†	3.50%	3/1/2031	1,907	1,928,453
Wolverine World Wide, Inc.†	4.00%	8/15/2029	1,287	1,301,479
Total				3,229,932

Auto Manufacturers 1.58%
Allison Transmission, Inc.†	3.75%	1/30/2031	2,455	2,390,556
Ford Motor Co.	4.75%	1/15/2043	2,581	2,708,450
Ford Motor Co.	5.291%	12/8/2046	186	207,390
Ford Motor Co.	6.625%	10/1/2028	400	480,508
Ford Motor Co.	7.45%	7/16/2031	725	946,923
Ford Motor Co.	9.00%	4/22/2025	4,063	4,890,958
Ford Motor Co.	9.625%	4/22/2030	1,510	2,139,255
Ford Motor Credit Co. LLC	4.00%	11/13/2030	1,908	1,986,705
General Motors Co.	6.125%	10/1/2025	1,043	1,222,502
General Motors Financial Co., Inc.	2.70%	6/10/2031	1,873	1,868,684
General Motors Financial Co., Inc.	5.25%	3/1/2026	1,632	1,865,868
Total				20,707,799

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.41%
Adient Global Holdings Ltd.†	4.875%		8/15/2026		$1,158	$1,186,973
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027		1,643	1,749,795
Lear Corp.	4.25%		5/15/2029		1,100	1,231,745
Lear Corp.	5.25%		5/15/2049		1,025	1,276,156
Total						5,444,669

Banks 3.58%
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(e)	5.50% (5 Yr. Treasury CMT + 4.55%)	#	10/26/2031		2,361	2,417,723
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(e)	6.75% (USD Swap + 5.17%)	#	–	(f)	1,026	1,197,799
Banco Mercantil del Norte SA†	7.625% (10 Yr. Treasury CMT + 5.35%)	#	–	(f)	1,072	1,197,022
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031		965	971,031
Bangkok Bank pcl (Hong Kong)†(e)	5.00% (5 Yr. Treasury CMT + 4.73%)	#	–	(f)	1,606	1,672,247
Bank of America Corp.	4.45%		3/3/2026		1,137	1,273,764
Bank of Ireland Group plc (Ireland)†(e)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027		1,201	1,201,650
Bank OZK	2.75% (SOFR + 2.09%)	#	10/1/2031		2,069	2,073,464
BankUnited, Inc.	4.875%		11/17/2025		1,178	1,331,447
CIT Group, Inc.	6.125%		3/9/2028		2,793	3,379,865
Citigroup, Inc.	4.45%		9/29/2027		2,009	2,286,259
Fifth Third Bancorp	8.25%		3/1/2038		377	626,057
Global Bank Corp. (Panama)†(e)	5.25% (3 Mo. LIBOR + 3.30%)	#	4/16/2029		1,746	1,844,212
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		1,020	1,102,737
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		1,100	1,218,758
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%)	#	4/15/2027		1,156	1,176,424
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%)	#	–	(f)	1,217	1,246,581
ING Groep NV (Netherlands)(e)	5.75% (5 Yr. Treasury CMT + 4.34%)	#	–	(f)	2,044	2,238,619
Intesa Sanpaolo SpA (Italy)†(e)	4.198%		6/1/2032		1,821	1,868,533
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		1,306	1,427,361

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banks (continued)
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%)	#	–	(f)	$1,088	$1,183,118
Macquarie Bank Ltd. (United Kingdom)†(e)	6.125% (5 Yr. Swap rate + 3.70%)	#	–	(f)	1,636	1,794,422
Morgan Stanley	3.125%		7/27/2026		1,144	1,231,933
Popular, Inc.	6.125%		9/14/2023		1,370	1,472,750
SVB Financial Group	3.125%		6/5/2030		1,247	1,335,353
SVB Financial Group	4.10% (10 Yr. Treasury CMT + 3.06%)	#	–	(f)	1,230	1,270,344
UniCredit SpA (Italy)†(e)	5.861% (USD Swap + 3.70%)	#	6/19/2032		1,488	1,656,067
United Overseas Bank Ltd. (Singapore)†(e)	2.00% (5 Yr. Treasury CMT + 1.23%)	#	10/14/2031		1,420	1,420,796
US Bancorp	3.00%		7/30/2029		1,090	1,171,472
Webster Financial Corp.	4.10%		3/25/2029		1,622	1,794,104
Western Alliance Bancorp	3.00% (SOFR + 2.25%)	#	6/15/2031		893	912,749
Total						46,994,661

Beverages 0.26%
Bacardi Ltd.†	2.75%		7/15/2026		1,749	1,834,267
Brown-Forman Corp.	4.50%		7/15/2045		1,192	1,522,445
Total						3,356,712

Biotechnology 0.27%
Biogen, Inc.	3.15%		5/1/2050		2,338	2,232,923
Regeneron Pharmaceuticals, Inc.	2.80%		9/15/2050		1,403	1,297,944
Total						3,530,867

Building Materials 0.71%
Builders FirstSource, Inc.†	4.25%		2/1/2032		1,262	1,291,973
Carrier Global Corp.	2.70%		2/15/2031		1,608	1,656,896
Lennox International, Inc.	1.70%		8/1/2027		1,111	1,103,799
Masonite International Corp.†	5.375%		2/1/2028		952	1,003,646
Owens Corning, Inc.	4.30%		7/15/2047		1,670	1,928,289
Owens Corning, Inc.	4.40%		1/30/2048		755	885,185
Vulcan Materials Co.	4.50%		6/15/2047		1,186	1,440,646
Total						9,310,434

Chemicals 0.85%
CF Industries, Inc.†	4.50%		12/1/2026		1,047	1,194,487
Chemours Co. (The)†	5.75%		11/15/2028		1,291	1,353,549

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
FMC Corp.	3.45%	10/1/2029	$1,050	$1,134,354
Ingevity Corp.†	3.875%	11/1/2028	1,275	1,273,406
OCP SA (Morocco)†(e)	3.75%	6/23/2031	1,943	1,941,945
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	293	300,691
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	548	551,425
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	824	792,087
Sociedad Quimica y Minera de Chile SA (Chile)†(e)	3.50%	9/10/2051	1,589	1,533,782
Tronox, Inc.†	4.625%	3/15/2029	1,090	1,085,913
Total				11,161,639

Coal 0.09%
Warrior Met Coal, Inc.†	8.00%	11/1/2024	1,107	1,124,989

Commercial Services 2.16%
Adani Ports & Special Economic Zone Ltd. (India)†(e)	4.375%	7/3/2029	1,680	1,768,538
Ahern Rentals, Inc.†	7.375%	5/15/2023	1,440	1,382,400
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028	284	293,199
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029	1,601	1,694,234
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	700	1,008,537
CoStar Group, Inc.†	2.80%	7/15/2030	1,100	1,119,591
Georgetown University (The)	2.943%	4/1/2050	1,246	1,229,163
Global Payments, Inc.	2.90%	5/15/2030	1,747	1,803,893
Global Payments, Inc.	4.15%	8/15/2049	1,042	1,172,050
Hertz Corp. (The)†	5.50%	10/15/2024	987	24,675
Hertz Corp. (The)†	6.00%	1/15/2028	1,887	122,655
ITR Concession Co. LLC†	5.183%	7/15/2035	785	893,807
Johns Hopkins University	2.813%	1/1/2060	692	706,573
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(e)	5.375%	11/15/2024	1,675	1,754,938
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975	2,213,599
PayPal Holdings, Inc.	3.25%	6/1/2050	2,136	2,307,817
Quanta Services, Inc.	2.90%	10/1/2030	914	946,161
Square, Inc.†	3.50%	6/1/2031	2,279	2,340,487
Triton Container International Ltd.†	2.05%	4/15/2026	1,690	1,696,497
Triton Container International Ltd.†	3.15%	6/15/2031	930	939,867
United Rentals North America, Inc.	3.875%	2/15/2031	552	566,490
United Rentals North America, Inc.	4.00%	7/15/2030	1,168	1,213,260
United Rentals North America, Inc.	4.875%	1/15/2028	1,039	1,099,802
Total				28,298,233

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Computers 0.82%
Crowdstrike Holdings, Inc.	3.00%		2/15/2029		$7,532	$7,516,183
Presidio Holdings, Inc.†	4.875%		2/1/2027		322	332,867
Teledyne FLIR LLC	2.50%		8/1/2030		1,137	1,147,132
Western Digital Corp.	4.75%		2/15/2026		1,570	1,740,769
Total						10,736,951

Distribution/Wholesale 0.29%
Ferguson Finance plc (United Kingdom)†(e)	3.25%		6/2/2030		1,929	2,063,400
H&E Equipment Services, Inc.†	3.875%		12/15/2028		1,801	1,796,227
Total						3,859,627

Diversified Financial Services 2.23%
AG Issuer LLC†	6.25%		3/1/2028		1,204	1,264,429
Ally Financial, Inc.	8.00%		11/1/2031		1,543	2,227,428
Blackstone Holdings Finance Co. LLC†	2.00%		1/30/2032		1,609	1,547,057
Blackstone Private Credit Fund†	2.625%		12/15/2026		1,798	1,793,210
Blue Owl Finance LLC†(b)	4.125%		10/7/2051		1,334	1,300,797
Charles Schwab Corp. (The)	5.375% (5 Yr. Treasury CMT + 4.97%)	#	–	(f)	1,091	1,215,101
Coinbase Global, Inc.†	3.375%		10/1/2028		1,353	1,301,694
Coinbase Global, Inc.†	3.625%		10/1/2031		704	670,120
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%		9/15/2024		2,083	2,043,065
Nationstar Mortgage Holdings, Inc.†	5.125%		12/15/2030		901	904,153
Navient Corp.	6.125%		3/25/2024		1,728	1,852,416
Navient Corp.	6.75%		6/25/2025		1,609	1,759,844
Navient Corp.	6.75%		6/15/2026		1,172	1,294,919
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		1,377	1,591,441
OneMain Finance Corp.	4.00%		9/15/2030		2,501	2,491,621
OneMain Finance Corp.	7.125%		3/15/2026		1,617	1,875,720
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%		3/1/2029		1,828	1,850,850
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.875%		3/1/2031		1,102	1,113,020
USAA Capital Corp.†	2.125%		5/1/2030		1,129	1,138,499
Total						29,235,384

Electric 2.79%
AES Corp. (The)	2.45%		1/15/2031		995	982,627
Alfa Desarrollo SpA (Chile)†(e)	4.55%		9/27/2051		1,684	1,644,847
Atlantic City Electric Co.	4.00%		10/15/2028		1,149	1,303,722

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric (continued)
Ausgrid Finance Pty Ltd. (Australia)†(e)	4.35%	8/1/2028	$1,217	$1,370,354
Black Hills Corp.	4.35%	5/1/2033	1,155	1,335,160
Calpine Corp.†	3.75%	3/1/2031	1,350	1,301,063
Calpine Corp.†	4.625%	2/1/2029	1,513	1,492,196
Calpine Corp.†	5.00%	2/1/2031	1,101	1,102,376
Calpine Corp.†	5.125%	3/15/2028	963	976,467
Clearway Energy Operating LLC†	4.75%	3/15/2028	1,381	1,463,653
DPL, Inc.	4.35%	4/15/2029	1,363	1,484,341
El Paso Electric Co.	5.00%	12/1/2044	1,203	1,477,428
Empresa de Transmision Electrica SA (Panama)†(e)	5.125%	5/2/2049	1,205	1,348,871
Enel Finance International NV (Netherlands)†(e)	3.50%	4/6/2028	1,829	2,003,196
Entergy Arkansas LLC	4.95%	12/15/2044	1,109	1,213,973
FirstEnergy Corp.	4.40%	7/15/2027	2,118	2,325,323
Indianapolis Power & Light Co.†	4.05%	5/1/2046	1,608	1,869,625
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,207,400
Monongahela Power Co.†	3.55%	5/15/2027	1,188	1,301,582
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	1,887	2,010,051
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,840,567
NRG Energy, Inc.	5.75%	1/15/2028	2,523	2,686,995
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,076	1,163,619
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	673	702,444
Union Electric Co.	2.625%	3/15/2051	1,064	1,011,066
Total				36,618,946

Electronics 0.34%
Allegion plc (Ireland)(e)	3.50%	10/1/2029	918	994,177
Amphenol Corp.	2.80%	2/15/2030	1,875	1,966,513
Flex Ltd.	4.875%	5/12/2030	1,277	1,482,189
Total				4,442,879

Energy - Alternate Sources 0.46%
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484	1,554,490
TerraForm Power Operating LLC†	5.00%	1/31/2028	1,000	1,075,000
Topaz Solar Farms LLC†	5.75%	9/30/2039	2,786	3,351,487
Total				5,980,977

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Engineering & Construction 0.40%
Aeropuerto Internacional de Tocumen SA (Panama)†(e)	5.125%	8/11/2061	$1,935	$2,033,037
Cellnex Finance Co. S.A. (Spain)†(e)	3.875%	7/7/2041	871	857,025
Fluor Corp.	4.25%	9/15/2028	2,291	2,367,393
Total				5,257,455

Entertainment 1.64%
Caesars Entertainment, Inc.†	4.625%	10/15/2029	1,045	1,059,369
Caesars Entertainment, Inc.†	8.125%	7/1/2027	3,047	3,429,322
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	619	653,339
Churchill Downs, Inc.†	4.75%	1/15/2028	1,137	1,191,008
Churchill Downs, Inc.†	5.50%	4/1/2027	671	697,001
Cinemark USA, Inc.†	5.25%	7/15/2028	1,303	1,285,331
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	1,216	1,210,300
Merlin Entertainments Ltd. (United Kingdom)†(e)	5.75%	6/15/2026	360	372,343
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	1,773	1,808,460
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	2,695	2,812,502
Penn National Gaming, Inc.†	5.625%	1/15/2027	1,136	1,171,500
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	1,300	1,327,660
Scientific Games International, Inc.†	7.00%	5/15/2028	1,198	1,293,840
Scientific Games International, Inc.†	7.25%	11/15/2029	1,145	1,287,996
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	1,320	1,352,175
WMG Acquisition Corp.†	3.00%	2/15/2031	590	576,725
Total				21,528,871

Environmental Control 0.28%
Madison IAQ LLC†	4.125%	6/30/2028	1,177	1,178,489
Madison IAQ LLC†	5.875%	6/30/2029	1,372	1,384,080
Waste Pro USA, Inc.†	5.50%	2/15/2026	1,143	1,156,019
Total				3,718,588

Food 1.92%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	2,535	2,734,631
Arcor SAIC (Argentina)†(e)	6.00%	7/6/2023	924	910,066
Campbell Soup Co.	3.125%	4/24/2050	2,321	2,252,616
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(e)	5.625%	8/15/2026	1,241	1,278,093
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	2,538	2,753,755
Kraft Heinz Foods Co.	4.375%	6/1/2046	3,713	4,232,291

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food (continued)
Kraft Heinz Foods Co.	4.875%	10/1/2049	$3,083	$3,759,435
Kraft Heinz Foods Co.	5.00%	6/4/2042	813	998,748
Kraft Heinz Foods Co.	5.20%	7/15/2045	1,302	1,633,536
McCormick & Co., Inc.	2.50%	4/15/2030	1,046	1,070,555
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	1,140	1,189,875
Smithfield Foods, Inc.†	5.20%	4/1/2029	1,021	1,173,478
Sysco Corp.	2.40%	2/15/2030	1,250	1,270,189
Total				25,257,268

Forest Products & Paper 0.09%
Suzano Austria GmbH (Brazil)(e)	3.75%	1/15/2031	1,147	1,179,689

Gas 0.11%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,466,909

Health Care - Products 0.35%
Alcon Finance Corp.†	2.60%	5/27/2030	1,552	1,585,894
Boston Scientific Corp.	7.00%	11/15/2035	973	1,382,661
Edwards Lifesciences Corp.	4.30%	6/15/2028	1,411	1,618,336
Total				4,586,891

Health Care - Services 3.59%
Anthem, Inc.	2.25%	5/15/2030	1,799	1,806,375
Ascension Health	3.945%	11/15/2046	1,017	1,221,637
Centene Corp.	2.45%	7/15/2028	988	994,175
Centene Corp.	2.50%	3/1/2031	1,253	1,237,338
Centene Corp.	3.00%	10/15/2030	827	848,709
Centene Corp.	3.375%	2/15/2030	2,131	2,208,888
Centene Corp.	4.625%	12/15/2029	2,201	2,401,401
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	1,139	1,164,628
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	2,297	2,314,228
HCA, Inc.	5.50%	6/15/2047	3,862	5,016,294
HCA, Inc.	7.69%	6/15/2025	1,240	1,493,034
Kaiser Foundation Hospitals	4.15%	5/1/2047	873	1,066,151
Legacy LifePoint Health LLC†	4.375%	2/15/2027	1,635	1,632,956
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478	1,879,836
Molina Healthcare, Inc.†	3.875%	11/15/2030	1,131	1,183,309
Montefiore Obligated Group	5.246%	11/1/2048	1,553	1,808,068
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	1,566	1,731,489
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,020	1,288,539
NYU Langone Hospitals	4.368%	7/1/2047	1,191	1,410,739

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Care - Services (continued)
Providence St. Joseph Health Obligated Group	2.532%		10/1/2029	$1,160	$1,211,309
Quest Diagnostics, Inc.	2.80%		6/30/2031	896	936,856
Rede D’or Finance Sarl (Luxembourg)†(e)	4.95%		1/17/2028	1,512	1,587,615
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%		12/1/2026	996	1,053,270
RP Escrow Issuer LLC†	5.25%		12/15/2025	975	1,004,304
Seattle Children’s Hospital	2.719%		10/1/2050	1,022	996,837
Surgery Center Holdings, Inc.†	10.00%		4/15/2027	1,129	1,220,731
Tenet Healthcare Corp.†	6.125%		10/1/2028	2,221	2,335,959
Tenet Healthcare Corp.	6.75%		6/15/2023	1,513	1,632,905
Universal Health Services, Inc.†	2.65%		10/15/2030	1,146	1,152,635
Universal Health Services, Inc.†	2.65%		1/15/2032	1,372	1,360,288
Total					47,200,503

Home Builders 0.53%
Beazer Homes USA, Inc.	7.25%		10/15/2029	1,164	1,283,810
NVR, Inc.	3.00%		5/15/2030	2,122	2,222,160
PulteGroup, Inc.	6.375%		5/15/2033	1,715	2,255,654
Toll Brothers Finance Corp.	4.875%		3/15/2027	1,084	1,219,500
Total					6,981,124

Home Furnishings 0.08%
Leggett & Platt, Inc.	4.40%		3/15/2029	974	1,108,825

Housewares 0.33%
Newell Brands, Inc.	4.70%		4/1/2026	2,705	2,985,725
Newell Brands, Inc.	5.875%		4/1/2036	1,082	1,345,250
Total					4,330,975

Insurance 1.58%
AIA Group Ltd. (Hong Kong)†(e)	3.375%		4/7/2030	1,304	1,407,388
Arch Capital Finance LLC	4.011%		12/15/2026	1,172	1,320,273
Assurant, Inc.	2.65%		1/15/2032	1,575	1,563,262
Assurant, Inc.	3.70%		2/22/2030	1,158	1,258,908
AXIS Specialty Finance plc (United Kingdom)(e)	5.15%		4/1/2045	1,595	1,908,102
Brown & Brown, Inc.	2.375%		3/15/2031	1,370	1,366,809
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%)	#	11/1/2057	1,230	1,406,177
Fidelity National Financial, Inc.	4.50%		8/15/2028	1,693	1,928,296
HUB International Ltd.†	7.00%		5/1/2026	573	593,055

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Insurance (continued)
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047		$1,456	$1,664,164
PartnerRe Finance B LLC	3.70%	7/2/2029		1,237	1,365,556
Selective Insurance Group, Inc.	5.375%	3/1/2049		1,169	1,505,290
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047		889	1,075,523
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044		724	943,458
Transatlantic Holdings, Inc.	8.00%	11/30/2039		934	1,445,856
Total					20,752,117

Internet 2.20%
Amazon.com, Inc.	5.20%	12/3/2025		3,295	3,832,790
Arches Buyer, Inc.†	4.25%	6/1/2028		1,200	1,218,180
Arches Buyer, Inc.†	6.125%	12/1/2028		1,140	1,163,467
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		1,235	1,289,031
GrubHub Holdings, Inc.†	5.50%	7/1/2027		1,218	1,265,198
Match Group Holdings II LLC†	4.125%	8/1/2030		2,271	2,367,517
Match Group Holdings II LLC†	5.00%	12/15/2027		1,647	1,726,015
Netflix, Inc.(d)	3.625%	5/15/2027	EUR	3,466	4,645,251
Netflix, Inc.†(d)	3.625%	6/15/2030	EUR	1,020	1,418,904
Netflix, Inc.†(d)	3.875%	11/15/2029	EUR	765	1,074,445
Netflix, Inc.	4.875%	4/15/2028		$2,136	2,464,410
Tencent Holdings Ltd. (China)†(e)	3.925%	1/19/2038		1,245	1,323,072
Uber Technologies, Inc.†	4.50%	8/15/2029		1,864	1,880,310
Uber Technologies, Inc.†	6.25%	1/15/2028		808	867,590
Uber Technologies, Inc.†	7.50%	9/15/2027		324	354,173
Uber Technologies, Inc.†	8.00%	11/1/2026		1,265	1,338,528
VeriSign, Inc.	2.70%	6/15/2031		613	623,783
Total					28,852,664

Investment Companies 0.10%
Temasek Financial I Ltd. (Singapore)†(e)	2.50%	10/6/2070		1,480	1,355,596

Iron - Steel 0.28%
CSN Resources SA (Brazil)†(e)	4.625%	6/10/2031		1,280	1,265,600
United States Steel Corp.	6.875%	3/1/2029		2,294	2,448,799
Total					3,714,399

Leisure Time 1.37%
Carnival Corp.†	4.00%	8/1/2028		3,464	3,502,970
Carnival Corp.†	5.75%	3/1/2027		1,212	1,254,420

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Leisure Time (continued)
Carnival Corp.†	7.625%	3/1/2026		$748	$799,425
Carnival Corp.†	9.875%	8/1/2027		1,155	1,334,442
Carnival Corp.†	11.50%	4/1/2023		2,462	2,751,285
Life Time, Inc.†	5.75%	1/15/2026		1,438	1,490,127
NCL Corp. Ltd.†	5.875%	3/15/2026		2,637	2,706,472
Pinnacle Bidco plc†(d)	5.50%	2/15/2025	EUR	1,129	1,349,612
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$1,318	1,264,450
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		1,374	1,494,988
Total					17,948,191

Lodging 0.83%
Boyd Gaming Corp.	4.75%	12/1/2027		1,201	1,239,366
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		1,306	1,295,795
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		2,132	2,289,789
Melco Resorts Finance Ltd. (Hong Kong)†(e)	5.75%	7/21/2028		1,262	1,292,433
Travel + Leisure Co.	6.00%	4/1/2027		1,612	1,789,432
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		1,346	1,361,398
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		1,640	1,674,850
Total					10,943,063

Machinery: Construction & Mining 0.10%
Terex Corp.†	5.00%	5/15/2029		1,235	1,281,312

Machinery - Diversified 0.55%
Dover Corp.	2.95%	11/4/2029		1,320	1,407,223
IDEX Corp.	3.00%	5/1/2030		1,082	1,142,392
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024		1,080	1,107,000
TK Elevator Holdco GmbH†(d)	6.625%	7/15/2028	EUR	600	740,047
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026		$1,338	1,432,617
Xylem, Inc.	3.25%	11/1/2026		1,231	1,337,295
Total					7,166,574

Media 2.02%
AMC Networks, Inc.	4.75%	8/1/2025		1,317	1,351,571
Cable Onda SA (Panama)†(e)	4.50%	1/30/2030		1,365	1,434,397
Cable One, Inc.†	4.00%	11/15/2030		1,926	1,921,185
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027		2,783	2,901,445
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027		1,148	1,189,477
CSC Holdings LLC†	5.50%	4/15/2027		1,257	1,310,234

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Media (continued)
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%		8/15/2026		$2,019	$1,335,064
Diamond Sports Group LLC/Diamond Sports Finance Co.†	6.625%		8/15/2027		2,255	990,351
DISH DBS Corp.	7.75%		7/1/2026		3,228	3,649,173
News Corp.†	3.875%		5/15/2029		1,559	1,603,821
Nexstar Media, Inc.†	4.75%		11/1/2028		1,280	1,329,453
Nexstar Media, Inc.†	5.625%		7/15/2027		1,122	1,188,451
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%		9/15/2026		635	656,431
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%		9/15/2028		1,399	1,428,491
UPC Broadband Finco BV (Netherlands)†(e)	4.875%		7/15/2031		2,867	2,938,990
Urban One, Inc.†	7.375%		2/1/2028		1,159	1,244,198
Total						26,472,732

Metal Fabricate - Hardware 0.06%
Roller Bearing Co. of America, Inc.†(b)	4.375%		10/15/2029		734	753,268

Mining 1.86%
Alcoa Nederland Holding BV (Netherlands)†(e)	4.125%		3/31/2029		1,745	1,818,081
Anglo American Capital plc (United Kingdom)†(e)	3.95%		9/10/2050		1,101	1,180,708
Anglo American Capital plc (United Kingdom)†(e)	5.625%		4/1/2030		1,100	1,328,336
Antofagasta plc (Chile)†(e)	2.375%		10/14/2030		1,164	1,124,727
Corp. Nacional del Cobre de Chile (Chile)†(e)	3.75%		1/15/2031		998	1,075,194
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	4.375%		4/1/2031		2,395	2,477,867
Freeport-McMoRan, Inc.	4.125%		3/1/2028		1,375	1,426,562
Freeport-McMoRan, Inc.	4.25%		3/1/2030		2,039	2,161,340
Freeport-McMoRan, Inc.	4.375%		8/1/2028		1,084	1,135,490
Freeport-McMoRan, Inc.	4.625%		8/1/2030		1,277	1,382,352
Glencore Funding LLC†	3.875%		4/27/2051		952	997,495
Hecla Mining Co.	7.25%		2/15/2028		1,053	1,135,634
Kaiser Aluminum Corp.†	4.50%		6/1/2031		1,528	1,568,110
Mirabela Nickel Ltd.	1.00%		9/10/2044		15	2	(g)
Newmont Corp.	2.25%		10/1/2030		2,118	2,108,484
Novelis Corp.†	4.75%		1/30/2030		1,571	1,655,755
Teck Resources Ltd. (Canada)(e)	3.90%		7/15/2030		691	751,047
Yamana Gold, Inc. (Canada)†(e)	2.63%		8/15/2031		1,153	1,127,790
Total						24,454,974

Miscellaneous Manufacturing 0.10%
General Electric Co.	3.446% (3 Mo. LIBOR + 3.33%)	#	–	(f)	1,283	1,258,698

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas 8.95%
Antero Resources Corp.†	5.375%	3/1/2030	$1,170	$1,233,648
Apache Corp.	4.25%	1/15/2030	1,920	2,072,467
Apache Corp.	4.75%	4/15/2043	698	757,072
Apache Corp.	5.10%	9/1/2040	2,518	2,823,257
California Resources Corp.†	7.125%	2/1/2026	1,743	1,841,619
Callon Petroleum Co.	6.125%	10/1/2024	1,005	989,322
Callon Petroleum Co.	6.375%	7/1/2026	1,761	1,687,646
Callon Petroleum Co.†	8.00%	8/1/2028	691	683,475
Cenovus Energy, Inc. (Canada)(e)	2.65%	1/15/2032	753	739,484
Cenovus Energy, Inc. (Canada)(e)	3.75%	2/15/2052	810	788,253
Cenovus Energy, Inc. (Canada)(e)	5.375%	7/15/2025	589	671,144
Cenovus Energy, Inc. (Canada)(e)	5.40%	6/15/2047	1,743	2,142,124
Centennial Resource Production LLC†	5.375%	1/15/2026	2,211	2,173,546
Centennial Resource Production LLC†	6.875%	4/1/2027	2,838	2,895,753
Comstock Resources, Inc.†	5.875%	1/15/2030	446	464,462
Comstock Resources, Inc.†	6.75%	3/1/2029	1,213	1,311,556
Continental Resources, Inc.	4.375%	1/15/2028	2,148	2,378,910
Continental Resources, Inc.†	5.75%	1/15/2031	2,285	2,764,850
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	1,172	1,225,150
Diamondback Energy, Inc.	3.50%	12/1/2029	1,922	2,056,732
Diamondback Energy, Inc.	4.40%	3/24/2051	3,011	3,421,298
Diamondback Energy, Inc.	4.75%	5/31/2025	1,296	1,448,413
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	1,265	1,295,075
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	1,131	1,179,661
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,114	1,173,878
EQT Corp.†	3.625%	5/15/2031	630	657,248
EQT Corp.	6.625%	2/1/2025	1,604	1,837,863
Exxon Mobil Corp.	3.043%	3/1/2026	1,101	1,188,861
Helmerich & Payne, Inc.†	2.90%	9/29/2031	1,714	1,719,473
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	1,014	1,043,153
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	897	923,282
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,234	1,281,028
Laredo Petroleum, Inc.†	7.75%	7/31/2029	1,442	1,447,407
Laredo Petroleum, Inc.	10.125%	1/15/2028	2,908	3,148,201
Lukoil Securities BV (Netherlands)†(e)	3.875%	5/6/2030	1,150	1,210,432
Matador Resources Co.	5.875%	9/15/2026	838	867,355
MC Brazil Downstream Trading SARL (Luxembourg)†(e)	7.25%	6/30/2031	1,320	1,329,148
MEG Energy Corp. (Canada)†(e)	5.875%	2/1/2029	1,812	1,855,850

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
MEG Energy Corp. (Canada)†(e)	7.125%	2/1/2027	$3,885	$4,083,912
Murphy Oil Corp.	5.875%	12/1/2027	1,175	1,224,350
Murphy Oil Corp.	6.375%	7/15/2028	1,140	1,206,975
Occidental Petroleum Corp.	3.50%	8/15/2029	3,381	3,443,109
Occidental Petroleum Corp.	4.10%	2/15/2047	735	700,216
Occidental Petroleum Corp.	4.40%	8/15/2049	1,017	999,742
Occidental Petroleum Corp.	6.125%	1/1/2031	4,380	5,263,555
Occidental Petroleum Corp.	6.625%	9/1/2030	837	1,032,649
Occidental Petroleum Corp.	7.50%	5/1/2031	613	797,820
Ovintiv, Inc.	6.50%	8/15/2034	735	992,483
Ovintiv, Inc.	6.50%	2/1/2038	1,948	2,685,011
Ovintiv, Inc.	6.625%	8/15/2037	233	320,179
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	802	858,381
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	796	800,381
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	1,562	1,604,631
PDC Energy, Inc.	5.75%	5/15/2026	2,368	2,468,640
Petroleos Mexicanos (Mexico)(e)	5.95%	1/28/2031	1,389	1,348,337
Petroleos Mexicanos (Mexico)(e)	6.84%	1/23/2030	2,317	2,396,288
Precision Drilling Corp. (Canada)†(e)	6.875%	1/15/2029	1,295	1,354,570
Qatar Petroleum (Qatar)†(e)	3.30%	7/12/2051	2,264	2,291,213
Range Resources Corp.	5.00%	3/15/2023	911	946,301
Range Resources Corp.†	8.25%	1/15/2029	1,900	2,139,970
Saudi Arabian Oil Co. (Saudi Arabia)†(e)	4.375%	4/16/2049	1,441	1,640,420
Shell International Finance BV (Netherlands)(e)	6.375%	12/15/2038	1,473	2,176,507
SM Energy Co.	5.625%	6/1/2025	493	496,648
SM Energy Co.	6.625%	1/15/2027	2,149	2,207,270
SM Energy Co.	6.75%	9/15/2026	2,506	2,562,611
Southwestern Energy Co.†	5.375%	2/1/2029	904	968,238
Southwestern Energy Co.	5.375%	3/15/2030	1,821	1,967,545
Southwestern Energy Co.	6.45%	1/23/2025	1,106	1,219,166
Southwestern Energy Co.	7.75%	10/1/2027	1,120	1,211,336
Southwestern Energy Co.	8.375%	9/15/2028	1,608	1,823,440
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	3.25%	8/15/2030	1,185	1,203,794
Texaco Capital, Inc.	8.625%	11/15/2031	722	1,121,302
Viper Energy Partners LP†	5.375%	11/1/2027	1,155	1,206,542
Total				117,491,628

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Oil & Gas Services 0.37%
Oceaneering International, Inc.	4.65%		11/15/2024		$1,454	$1,484,897
Oceaneering International, Inc.	6.00%		2/1/2028		2,094	2,129,326
TechnipFMC plc (United Kingdom)†(e)	6.50%		2/1/2026		1,172	1,257,310
Total						4,871,533

Packaging & Containers 0.46%
Ball Corp.	2.875%		8/15/2030		2,889	2,807,747
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026		1,295	1,609,458
Klabin Austria GmbH (Austria)†(e)	3.20%		1/12/2031		302	288,413
Sealed Air Corp.†	6.875%		7/15/2033		1,060	1,386,735
Total						6,092,353

Pharmaceuticals 0.64%
Bausch Health Cos, Inc.†	5.00%		1/30/2028		4,006	3,806,561
Bausch Health Cos, Inc.†	5.25%		1/30/2030		1,109	1,035,828
CVS Health Corp.	3.625%		4/1/2027		1,079	1,188,946
Jazz Securities DAC (Ireland)†(e)	4.375%		1/15/2029		1,088	1,128,855
Zoetis, Inc.	3.90%		8/20/2028		1,159	1,303,608
Total						8,463,798

Pipelines 2.37%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(e)	4.60%		11/2/2047		1,779	2,105,726
AI Candelaria Spain SLU (Spain)†(e)	5.75%		6/15/2033		1,095	1,090,067
AI Candelaria Spain SLU (Spain)†(e)	7.50%		12/15/2028		1,300	1,412,957
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078		2,470	2,273,721
Cheniere Energy Partners LP†	3.25%		1/31/2032		1,448	1,454,588
Colonial Enterprises, Inc.†	3.25%		5/15/2030		748	806,569
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		2,120	2,257,376
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%)	#	–	(f)	1,317	1,374,777
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		1,145	1,261,283
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(e)	3.25%		9/30/2040		2,201	2,223,603
NGPL PipeCo LLC†	3.25%		7/15/2031		1,215	1,245,810
NGPL PipeCo LLC†	4.875%		8/15/2027		2,012	2,285,078
Northern Natural Gas Co.†	4.30%		1/15/2049		811	946,141
Sabal Trail Transmission LLC†	4.246%		5/1/2028		1,125	1,267,623
Sabine Pass Liquefaction LLC	4.20%		3/15/2028		775	865,899

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Pipelines (continued)
Sabine Pass Liquefaction LLC	4.50%	5/15/2030		$2,290	$2,641,063
Transportadora de Gas Internacional SA ESP (Colombia)†(e)	5.55%	11/1/2028		1,306	1,486,293
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029		889	916,826
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031		889	927,894
Western Midstream Operating LP	5.30%	2/1/2030		2,002	2,214,712
Total					31,058,006

Real Estate 0.53%
Canary Wharf Group Investment Holdings plc†(d)	3.375%	4/23/2028	GBP	875	1,202,493
Corp. Inmobiliaria Vesta SAB de CV (Mexico)†(e)	3.625%	5/13/2031		$1,186	1,204,086
Hunt Cos., Inc.†	5.25%	4/15/2029		2,981	2,925,449
Kennedy-Wilson, Inc.	4.75%	3/1/2029		814	829,263
Kennedy-Wilson, Inc.	5.00%	3/1/2031		814	833,333
Total					6,994,624

REITS 2.14%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		1,019	988,687
Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030		645	780,627
American Campus Communities Operating Partnership LP	3.875%	1/30/2031		1,916	2,139,416
American Homes 4 Rent LP	3.375%	7/15/2051		1,385	1,408,013
American Homes 4 Rent LP	4.90%	2/15/2029		859	1,005,904
Crown Castle International Corp.	4.15%	7/1/2050		1,917	2,182,229
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030		1,373	1,291,897
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		1,278	1,380,048
Goodman US Finance Four LLC†	4.50%	10/15/2037		1,137	1,320,985
Goodman US Finance Three LLC†	3.70%	3/15/2028		769	833,360
Host Hotels & Resorts LP	3.50%	9/15/2030		1,746	1,815,113
Invitation Homes Operating Partnership LP	2.00%	8/15/2031		1,147	1,102,330
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		1,154	1,147,307
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%	6/15/2025		889	959,009
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027		1,192	1,257,560
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		1,138	1,204,766
Prologis LP	4.375%	2/1/2029		1,106	1,288,531
Rayonier LP	2.75%	5/17/2031		1,674	1,668,207
SBA Communications Corp.	3.875%	2/15/2027		1,936	2,008,600

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
REITS (continued)
Vornado Realty LP	3.40%	6/1/2031		$1,218	$1,261,889
Weyerhaeuser Co.	7.375%	3/15/2032		716	1,020,548
Total					28,065,026

Retail 2.43%
AutoNation, Inc.	4.75%	6/1/2030		684	798,356
Bath & Body Works, Inc.	6.875%	11/1/2035		2,257	2,835,356
Best Buy Co., Inc.	4.45%	10/1/2028		1,332	1,534,148
Carvana Co.†	5.625%	10/1/2025		1,252	1,295,864
Carvana Co.†	5.875%	10/1/2028		1,760	1,819,761
Costco Wholesale Corp.	1.75%	4/20/2032		1,511	1,482,925
Dollar General Corp.	3.50%	4/3/2030		1,350	1,485,884
Gap, Inc. (The)†	3.625%	10/1/2029		629	631,359
Gap, Inc. (The)†	3.875%	10/1/2031		629	629,786
IRB Holding Corp.†	7.00%	6/15/2025		843	896,088
Kohl’s Corp.	5.55%	7/17/2045		1,411	1,692,878
Macy’s Retail Holdings LLC	4.50%	12/15/2034		846	833,149
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		864	941,090
Murphy Oil USA, Inc.	4.75%	9/15/2029		1,180	1,250,800
Nordstrom, Inc.	4.25%	8/1/2031		1,191	1,207,621
Penske Automotive Group, Inc.	3.50%	9/1/2025		751	773,530
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		1,455	1,496,831
PetSmart, Inc./PetSmart Finance Corp.†	7.75%	2/15/2029		1,214	1,326,362
Rite Aid Corp.	7.70%	2/15/2027		752	689,028
Staples, Inc.†	7.50%	4/15/2026		1,299	1,319,141
Starbucks Corp.	4.45%	8/15/2049		1,287	1,575,765
Stonegate Pub Co. Financing 2019 plc(d)	8.00%	7/13/2025	GBP	906	1,267,133
Stonegate Pub Co. Financing 2019 plc(d)	8.25%	7/31/2025	GBP	1,221	1,734,079
Tiffany & Co.	4.90%	10/1/2044		$1,816	2,440,324
Total					31,957,258

Savings & Loans 0.00%
Washington Mutual Bank(h)	6.875%	6/15/2011		1,250	125	(g)

Semiconductors 0.55%
KLA Corp.	4.10%	3/15/2029		776	883,717
Lam Research Corp.	4.875%	3/15/2049		808	1,090,404
Microchip Technology, Inc.	4.25%	9/1/2025		978	1,022,875
Micron Technology, Inc.	5.327%	2/6/2029		1,388	1,652,275
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(e)	3.40%	5/1/2030		1,117	1,213,267

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Semiconductors (continued)
ON Semiconductor Corp.†	3.875%	9/1/2028	$98	$101,308
SK Hynix, Inc. (South Korea)†(e)	2.375%	1/19/2031	1,331	1,293,007
Total				7,256,853

Software 1.86%
Activision Blizzard, Inc.	2.50%	9/15/2050	1,687	1,464,057
Autodesk, Inc.	3.50%	6/15/2027	1,446	1,586,495
Intuit, Inc.	1.65%	7/15/2030	1,150	1,121,883
MSCI, Inc.†	3.25%	8/15/2033	1,228	1,243,608
MSCI, Inc.†	3.875%	2/15/2031	2,447	2,569,350
MSCI, Inc.†	4.00%	11/15/2029	1,167	1,236,962
Playtika Holding Corp. (Israel)†(e)	4.25%	3/15/2029	852	855,783
PTC, Inc.†	4.00%	2/15/2028	1,077	1,106,617
Roper Technologies, Inc.	1.75%	2/15/2031	1,917	1,829,592
salesforce.com, Inc.	3.70%	4/11/2028	1,580	1,774,660
ServiceNow, Inc.	1.40%	9/1/2030	1,297	1,217,397
Twilio, Inc.	3.625%	3/15/2029	4,170	4,271,122
Twilio, Inc.	3.875%	3/15/2031	3,004	3,079,280
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	1,087	1,131,839
Total				24,488,645

Telecommunications 2.41%
Altice France Holding SA (Luxembourg)†(e)	6.00%	2/15/2028	934	898,433
Altice France Holding SA (Luxembourg)†(e)	10.50%	5/15/2027	1,789	1,958,687
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(e)	6.75%	10/1/2026	2,264	2,371,676
Frontier Communications Holdings LLC†	5.00%	5/1/2028	1,549	1,628,386
Frontier Communications Holdings LLC†	5.875%	10/15/2027	882	938,228
Frontier Communications Holdings LLC†	6.75%	5/1/2029	1,194	1,259,963
Hughes Satellite Systems Corp.	5.25%	8/1/2026	1,111	1,254,041
Motorola Solutions, Inc.	4.60%	5/23/2029	1,513	1,758,199
Sprint Capital Corp.	6.875%	11/15/2028	5,656	7,246,750
Switch Ltd.†	3.75%	9/15/2028	1,106	1,123,972
T-Mobile USA, Inc.	3.375%	4/15/2029	2,457	2,566,336
T-Mobile USA, Inc.	3.875%	4/15/2030	1,099	1,214,059
Vmed O2 UK Financing I plc (United Kingdom)†(e)	4.25%	1/31/2031	2,494	2,490,882
VTR Comunicaciones SpA (Chile)†(e)	5.125%	1/15/2028	327	347,415
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028	1,122	1,173,629

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
Xiaomi Best Time International Ltd. (Hong Kong)†(e)	4.10%	7/14/2051	$1,186	$1,208,763
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	1,051	1,047,300
Zayo Group Holdings, Inc.†	6.125%	3/1/2028	1,183	1,200,958
Total				31,687,677

Toys/Games/Hobbies 0.40%
Hasbro, Inc.	3.90%	11/19/2029	2,327	2,571,627
Hasbro, Inc.	5.10%	5/15/2044	1,761	2,132,417
Mattel, Inc.†	5.875%	12/15/2027	512	555,520
Total				5,259,564

Transportation 0.53%
Autoridad del Canal de Panama (Panama)†(e)	4.95%	7/29/2035	1,000	1,229,809
Central Japan Railway Co. (Japan)†(e)	4.25%	11/24/2045	1,524	1,846,789
CH Robinson Worldwide, Inc.	4.20%	4/15/2028	1,736	1,967,823
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	2/20/2034	1,870	1,855,217
Total				6,899,638
Total Corporate Bonds (cost $795,531,850)				844,018,029

FLOATING RATE LOANS(i) 7.66%

Aerospace/Defense 0.22%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(e)	8.50% (3 Mo. LIBOR + 6.50%)	3/6/2024	656	660,536
Alloy Finco Limited USD Holdco PIK Term Loan 13.50% (Jersey)(e)	0.50%	3/6/2025	1,099	1,079,332
TransDigm, Inc. 2020 Term Loan F	2.334% (1 Mo. LIBOR + 2.25%)	12/9/2025	1,224	1,210,392
Total				2,950,260

Air Transportation 0.11%
SkyMiles IP Ltd. 2020 Skymiles Term Loan B	4.75% (3 Mo. LIBOR + 3.75%)	10/20/2027	1,317	1,402,526

Auto Parts & Equipment 0.07%
Truck Hero, Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)	1/31/2028	952	950,972

Beverages 0.09%
Triton Water Holdings, Inc Term Loan (Spain)(e)	4.00% (3 Mo. LIBOR + 3.50%)	3/31/2028	1,145	1,144,757

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 0.18%
Centuri Group, Inc Term Loan B	3.00% (3 Mo. LIBOR + 2.50%)		8/27/2028	$1,283	$1,284,049
USIC Holdings, Inc. 2021 Term Loan	3.584% (1 Mo. LIBOR + 3.50%)		5/12/2028	1,019	1,019,936
Total					2,303,985

Building Materials 0.13%
ACProducts, Inc. 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.25%)		5/17/2028	1,743	1,742,421

Cable & Satellite Television 0.18%
Cablevision Lightpath LLC Term Loan B	3.75% (1 Mo. LIBOR + 3.25%)		11/30/2027	591	591,946
Virgin Media Bristol LLC USD Term Loan N	2.584% (1 Mo. LIBOR + 2.50%)		1/31/2028	1,776	1,766,081
Total					2,358,027

Chemicals 0.15%
Messer Industries GmbH 2018 USD Term Loan	2.584% (3 Mo. LIBOR + 2.50%)		3/1/2026	1,060	1,055,962
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(e)	2.832% (1 Mo. LIBOR + 2.75%)		10/1/2025	919	913,749
Total					1,969,711

Consumer/Commercial/Lease Financing 0.09%
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	3.084% (1 Mo. LIBOR + 3.00%)		6/15/2025	1,207	1,199,555

Diversified Capital Goods 0.09%
LSF11 A5 Holdco LLC Term Loan B	–	(j)	9/30/2028	1,134	1,136,398	(k)
UTEX Industries Inc. 2020 First Out Exit Term Loan A	8.50% (1 Mo. LIBOR + 7.00%)		12/3/2025	47	47,823
UTEX Industries Inc. 2020 Second Out Term Loan	5.25% (1 Mo. LIBOR + 5.25%)		12/3/2025	54	53,656
Total					1,237,877

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.10%
EFS Cogen Holdings I LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		10/1/2027	$1,094	$1,098,942
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	3.75% (Prime Rate + .50%)		7/28/2028	129	73,421
Frontera Generation Holdings LLC 2021 Term Loan	14.00% (3 Mo. LIBOR + 13.00%)		6/30/2026	134	142,003	(k)
Total					1,314,366

Electric: Integrated 0.11%
Astoria Energy LLC 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.50%)		12/10/2027	1,496	1,503,360

Electronics 0.10%
Atlas CC Acquisition Corp Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028	1,265	1,271,015

Gas Distribution 0.35%
CQP Holdco LP 2021 Term Loan B	4.25% (1 Mo. LIBOR + 3.75%)		6/5/2028	1,858	1,854,212
NorthRiver Midstream Finance LP 2018 Term Loan B (Canada)(e)	3.395% (3 Mo. LIBOR + 3.25%)		10/1/2025	1,580	1,578,625
Oryx Midstream Holdings LLC Term Loan B	–	(j)	9/29/2028	1,188	1,188,476	(k)
Total					4,621,313

Health Facilities 0.23%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.585% (1 Mo. LIBOR + 3.50%)		4/30/2025	1,202	1,193,322
Select Medical Corporation 2017 Term Loan B	2.34% (1 Mo. LIBOR + 2.25%)		3/6/2025	1,822	1,813,968
Total					3,007,290

Health Services 0.45%
Global Medical Response, Inc. 2020 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		10/2/2025	1,846	1,855,067
National Mentor Holdings, Inc. 2021 Delayed Draw Term Loan(l)	3.75%		3/2/2028	84	83,661

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Services (continued)
National Mentor Holdings, Inc. 2021 Term Loan	4.50% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)	2/18/2028	$1,798	$1,799,750
National Mentor Holdings, Inc. 2021 Term Loan C	4.50% (3 Mo. LIBOR + 3.75%)	3/2/2028	57	56,758
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.835% (1 Mo. LIBOR + 3.75%)	11/16/2025	971	971,001
U.S. Renal Care, Inc. 2019 Term Loan B	5.084% (1 Mo. LIBOR + 5.00%)	6/26/2026	1,172	1,171,991
Total				5,938,228

Hotels 0.11%
Four Seasons Hotels Limited New 1st Lien Term Loan (Canada)(e)	2.087% (1 Mo. LIBOR + 2.00%)	11/30/2023	1,503	1,500,473

Insurance Brokerage 0.09%
Hub International Limited 2018 Term Loan B	2.875% (3 Mo. LIBOR + 2.75%)	4/25/2025	1,155	1,144,826

Investments & Miscellaneous Financial Services 0.32%
HighTower Holdings LLC 2021 Delayed Draw Term Loan(l)	4.00%	4/21/2028	382	382,893
HighTower Holdings LLC 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%)	4/21/2028	1,818	1,820,553
Hudson River Trading LLC 2021 Term Loan	3.084% (1 Mo. LIBOR + 3.00%)	3/20/2028	1,958	1,949,251
Total				4,152,697

Machinery 0.11%
Vertical US Newco Inc Term Loan B	4.00% (3 Mo. LIBOR + 3.50%)	7/29/2027	1,423	1,427,040

Managed Care 0.08%
MedRisk, Inc. 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	5/10/2028	1,004	1,004,558

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Manufacturing 0.22%
ASP Unifrax Holdings Inc 2021 Bridge Term Loan(l)	–	(j)	8/2/2028	$1,686	$1,686,000
ASP Unifrax Holdings Inc 2021 Unsecured Bridge Facility(l)	–	(j)	8/2/2029	1,205	1,205,000
Total					2,891,000

Media: Content 0.48%
Gray Television, Inc. 2021 Second Lien Bridge Term Loan(l)	–	(j)	8/12/2022	3,757	3,756,758	(k)
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.334% (1 Mo. LIBOR + 2.25%)		1/17/2024	1,021	1,020,782
Univision Communications, Inc. 2021 Term Loan B	–	(j)	5/5/2028	1,470	1,469,247
Total					6,246,787

Medical Products 0.38%
Medline Industries, Inc. Bridge Term Loan(l)	–	(j)	8/4/2022	2,399	2,398,781	(k)
Medline Industries, Inc. Unsecured Bridge Term Loan(l)	–	(j)	8/4/2022	2,587	2,586,617	(k)
Total					4,985,398

Personal & Household Products 0.10%
FGI Operating Company, LLC Exit Term Loan	10.132% (3 Mo. LIBOR + 10.00%)		5/16/2022	83	10,375	(k)
Springs Windows Fashions, LLC 2021 Term Loan B	–	(j)	9/17/2028	1,339	1,331,218
Total					1,341,593

Rail 0.13%
Genesee & Wyoming Inc. (New) Term Loan	2.132% (3 Mo. LIBOR + 2.00%)		12/30/2026	1,714	1,705,447

Recreation & Travel 0.29%
Alterra Mountain Company Term Loan B1	2.834% (1 Mo. LIBOR + 2.75%)		7/31/2024	1,118	1,112,248
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(e)	3.50% (1 Mo. LIBOR + 2.50%)		2/1/2024	1,198	1,196,301

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel (continued)
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(e)	3.382% (3 Mo. LIBOR + 3.25%)	11/12/2026	$184	$178,883
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(e)	3.382% (3 Mo. LIBOR + 3.25%)	11/12/2026	1,393	1,351,379
Total				3,838,811

Restaurants 0.27%
IRB Holding Corp 2020 Term Loan B	3.75% (3 Mo. LIBOR + 2.75%) (6 Mo. LIBOR + 2.75%)	2/5/2025	1,753	1,753,460
Panera Bread Company Term Loan A	2.334% (1 Mo. LIBOR + 2.25%)	7/18/2022	1,756	1,729,423
Total				3,482,883

Software/Services 0.97%
Cornerstone OnDemand, Inc. 2021 Term Loan B	3.334% (1 Mo. LIBOR + 3.25%)	4/22/2027	948	947,965
LogMeIn, Inc. Term Loan B	4.833% (1 Mo. LIBOR + 4.75%)	8/31/2027	3,973	3,975,428
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	5.75% (3 Mo. LIBOR + 5.00%)	7/27/2028	1,342	1,344,049
Peraton Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	2/1/2028	1,187	1,189,545
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%)	6/2/2028	1,513	1,518,220
RealPage, Inc 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.25%)	4/24/2028	1,404	1,401,478
Tibco Software Inc. 2020 Term Loan B3	3.834% (1 Mo. LIBOR + 3.75%)	6/30/2026	1,182	1,176,910
Ultimate Software Group Inc (The) Term Loan B	3.834% (1 Mo. LIBOR + 3.75%)	5/4/2026	1,195	1,198,305
Total				12,751,900

Specialty Retail 0.66%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(e)	4.25% (3 Mo. LIBOR + 3.75%)	4/27/2028	882	882,707

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)
BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.083% (1 Mo. LIBOR + 2.00%)	2/3/2024		$908	$909,709
Claire’s Stores, Inc. 2019 Term Loan B	6.584% (1 Mo. LIBOR + 6.50%)	12/18/2026		675	669,131
Foundation Building Materials Holding Company LLC 2021 Term Loan	3.75% (3 Mo. LIBOR + 3.25%)	2/3/2028		681	676,798
Harbor Freight Tools USA, Inc. 2021 Term Loan B	3.25% (1 Mo. LIBOR + 2.75%)	10/19/2027		906	907,075
Mavis Tire Express Services Corp. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)	5/4/2028		1,414	1,419,020
Michaels Companies, Inc. 2021 Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)	4/15/2028		720	721,238
Petco Health and Wellness Company, Inc. 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)	3/3/2028		1,574	1,575,544
Winterfell Financing Sarl EUR Term Loan B(d)	3.50% (3 Mo. EURIBOR + 3.50%)	5/4/2028	EUR	806	927,841
Total					8,689,063

Support: Services 0.67%
Avis Budget Car Rental, LLC 2020 Term Loan B	1.84% (1 Mo. LIBOR + 1.75%)	8/6/2027		$1,225	1,201,384
Brown Group Holding, LLC Term Loan B	3.25% (3 Mo. LIBOR + 2.75%)	6/7/2028		1,127	1,127,893
CoreLogic, Inc. Term Loan	4.00% (1 Mo. LIBOR + 3.50%)	6/2/2028		1,658	1,658,695
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	7.119% (3 Mo. LIBOR + 7.00%)	4/10/2026		1,300	1,321,131
Pike Corporation 2021 Incremental Term Loan B	3.09% (1 Mo. LIBOR + 3.00%)	1/21/2028		896	897,308
Rent-A-Center, Inc. 2021 First Lien Term Loan B	3.374% (3 Mo. LIBOR + 3.25%)	2/17/2028		471	473,111

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
Team Health Holdings, Inc. 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 2.75%)	2/6/2024		$1,296	$1,266,722
WEX Inc. 2021 Term Loan	2.334% (1 Mo. LIBOR + 2.25%)	3/31/2028		854	851,212
Total					8,797,456

Technology Hardware & Equipment 0.13%
Atlas CC Acquisition Corp Term Loan C	5.00% (3 Mo. LIBOR + 4.25%)	5/25/2028		257	258,511
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)	12/1/2027		1,450	1,453,658
Total					1,712,169
Total Floating Rate Loans (cost $99,563,361)					100,587,764

FOREIGN GOVERNMENT OBLIGATIONS 2.27%

Angola 0.25%
Republic of Angola†(e)	9.125%	11/26/2049		1,720	1,753,403
Republic of Angola†(e)	9.375%	5/8/2048		1,483	1,535,320
Total					3,288,723

Bermuda 0.13%
Bermuda Government International Bond†	2.375%	8/20/2030		896	891,520
Bermuda Government International Bond†	3.375%	8/20/2050		794	799,637
Total					1,691,157

Cayman Islands 0.10%
Ivory Coast Government International Bond†(d)	5.875%	10/17/2031	EUR	1,090	1,320,100

Colombia 0.21%
Colombia Government International Bond(e)	5.20%	5/15/2049		$2,773	2,769,229

Costa Rica 0.25%
Costa Rica Government International Bond†(e)	7.158%	3/12/2045		3,251	3,263,191

Ecuador 0.15%
Ecuador Government International Bond†(e)	5.00%	7/31/2030		2,246	1,892,133

Egypt 0.13%
Arab Republic of Egypt†(e)	5.577%	2/21/2023		1,626	1,676,577

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Ghana 0.15%
Republic of Ghana†(e)	6.375%	2/11/2027		$2,079	$1,962,316

Kenya 0.32%
Republic of Kenya†(e)	7.25%	2/28/2028		1,918	2,112,424
Republic of Kenya†(e)	8.25%	2/28/2048		1,924	2,086,414
Total					4,198,838

Oman 0.10%
Oman Sovereign Sukuk Co.†(e)	4.875%	6/15/2030		1,253	1,320,638

Senegal 0.09%
Senegal Government International Bond†(d)	5.375%	6/8/2037	EUR	1,071	1,225,557

South Africa 0.17%
Republic of South Africa(e)	5.75%	9/30/2049		$2,334	2,229,483

Sri Lanka 0.13%
Republic of Sri Lanka†(e)	5.875%	7/25/2022		2,340	1,719,900

United Arab Emirates 0.09%
Abu Dhabi Government International†(e)	3.125%	5/3/2026		1,107	1,198,405
Total Foreign Government Obligations (cost $29,845,896)					29,756,247

MUNICIPAL BONDS 2.54%

Air Transportation 0.08%
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041		950	1,046,119

Education 0.52%
California State University	3.899%	11/1/2047		1,975	2,306,480
Ohio University	5.59%	12/1/2114		1,000	1,482,516
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047		1,070	1,158,491
Regents of the University of California Medical Ce	3.006%	5/15/2050		885	906,745
Regents of the University of California Medical Center	6.548%	5/15/2048		600	927,645
Total					6,781,877

General Obligation 0.63%
City of Chicago IL	6.314%	1/1/2044		475	624,971
City of Chicago IL	7.781%	1/1/2035		405	561,650
City of Portland OR	7.701%	6/1/2022		550	576,355

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation (continued)
Commonwealth of Pennsylvania	5.45%	2/15/2030	$836	$1,031,363
District of Columbia	5.591%	12/1/2034	795	1,021,441
State of Illinois	5.10%	6/1/2033	3,010	3,510,636
University of North Carolina at Chapel Hill	3.847%	12/1/2034	855	1,009,044
Total				8,335,460

Lease Obligation 0.07%
State of Wisconsin	3.294%	5/1/2037	790	873,164

Miscellaneous 0.29%
County of Miami-Dade FL	2.786%	10/1/2037	575	572,370
Dallas Convention Center Hotel Development Corp.,	7.088%	1/1/2042	1,210	1,704,303
New York City Industrial Development Agency†	11.00%	3/1/2029	1,135	1,531,927
Total				3,808,600

Revenue - Utilities - Other 0.10%
City of San Antonio TX Electric & Gas Systems Revenue	5.718%	2/1/2041	980	1,372,970

Tax Revenue 0.28%
Massachusetts School Building Authority	5.715%	8/15/2039	1,220	1,683,380
Memphis-Shelby County Industrial Development Board(h)	7.00%	7/1/2045	1,415	1,264,150
New York State Dormitory Authority	3.19%	2/15/2043	310	330,922
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	455	443,138
Total				3,721,590

Taxable Revenue - Water & Sewer 0.05%
City & County Honolulu HI Wastewater System Revenue	1.623%	7/1/2031	390	379,107
City & County Honolulu HI Wastewater System Revenue	2.574%	7/1/2041	260	258,407
Total				637,514

Transportation 0.52%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%	12/1/2040	1,030	1,415,100
Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	787	831,548
Metropolitan Transportation Authority	5.175%	11/15/2049	1,000	1,371,556
Metropolitan Transportation Authority	6.668%	11/15/2039	525	755,288

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Transportation (continued)
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	$1,075	$1,227,754
Port of Seattle WA	3.755%		5/1/2036	1,105	1,203,491
Total					6,804,737
Total Municipal Bonds (cost $30,711,084)					33,382,031

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.16%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(m)	12/25/2059	302	304,205
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.034% (1 Mo. LIBOR + .95%)	#	6/15/2035	2,083	2,086,991
BBCMS Mortgage Trust 2018-C2 C	5.135%	#(m)	12/15/2051	1,011	1,138,239
BBCMS Mortgage Trust 2019-BWAY A†	1.04% (1 Mo. LIBOR + .96%)	#	11/15/2034	1,750	1,747,325
Benchmark Mortgage Trust 2019-B12 WMA†	4.388%	#(m)	8/15/2052	2,892	2,883,064
BHMS 2018-ATLS A†	1.334% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	3,300	3,313,613
BX 2021-MFM1 B†	1.034% (1 Mo. LIBOR + .95%)	#	1/15/2034	400	400,816
BX 2021-MFM1 C†	1.284% (1 Mo. LIBOR + 1.20%)	#	1/15/2034	250	250,627
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	829	865,957
BX Commercial Mortgage Trust 2021-VOLT A†	0.80% (1 Mo. LIBOR + .70%)	#	9/15/2036	2,630	2,635,149
CF Trust 2019-BOSS A1	4.75% (1 Mo. LIBOR + 3.25%)	#	12/15/2021	1,340	1,235,711
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.909%	#(m)	2/10/2049	480	500,700
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(m)	4/15/2049	828	689,184
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(m)	9/10/2047	1,161	1,242,457
COMM Mortgage Trust 2020-SBX C†	2.056%	#(m)	1/10/2038	350	352,797
COMM Mortgage Trust 2020-SBX D†	2.399%	#(m)	1/10/2038	500	502,078
Commercial Mortgage Pass-Through Certificates 2020-SBX A†	1.67%		1/10/2038	450	455,487
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	1.514% (1 Mo. LIBOR + 1.43%)	#	5/15/2036	3,000	3,006,480

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.684% (1 Mo. LIBOR + 1.60%)	#	5/15/2036	$924	$928,009
Credit Suisse Mortgage Capital Certificates 2021-BRIT A	3.709%		5/15/2023	4,500	4,516,399
CSMC 2020-AFC1 Trust A1†	2.24%	#(m)	2/25/2050	792	799,704
CSMC 2021-BPNY A†	3.798% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	2,420	2,420,232
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(m)	1/25/2060	425	427,918
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	780	817,229
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	800	838,684
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	277	279,024
Great Wolf Trust 2019-WOLF A†	1.118% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	3,317	3,319,807
Great Wolf Trust 2019-WOLF D†	2.017% (1 Mo. LIBOR + 1.93%)	#	12/15/2036	2,923	2,909,544
GS Mortgage Securities Corp. Trust 2021-RENT E†	2.834% (1 Mo. LIBOR + 2.75%)	#	11/21/2035	650	651,312
GS Mortgage Securities Corp. Trust 2021-RENT F†	3.734% (1 Mo. LIBOR + 3.65%)	#	11/21/2035	500	501,523
GS Mortgage Securities Corp. Trust 2021-RENT G†	5.784% (1 Mo. LIBOR + 5.70%)	#	11/21/2035	100	101,269
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.584% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	4,000	4,010,913
GS Mortgage Securities Trust 2020-GSA2 E†	2.25%		12/12/2053	550	449,806
Hilton Orlando Trust 2018-ORL A†	1.004% (1 Mo. LIBOR + .92%)	#	12/15/2034	557	557,607
HPLY Trust 2019-HIT A†	1.084% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	1,043	1,044,386
JPMCC Commercial Mortgage Securities Trust 2017-JP5 C	4.009%	#(m)	3/15/2050	821	863,789
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	1,000	1,007,446

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	$550	$572,760
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	490	503,430
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	6.784% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	2,110	2,112,511
KIND Trust 2021-KIND E†	3.334% (1 Mo. LIBOR + 3.25%)	#	8/15/2038	2,420	2,429,244
KKR Industrial Portfolio Trust 2021-KDIP D†	1.334% (1 Mo. LIBOR + 1.25%)	#	12/15/2037	350	350,138
KKR Industrial Portfolio Trust 2021-KDIP E†	1.634% (1 Mo. LIBOR + 1.55%)	#	12/15/2037	570	569,926
KKR Industrial Portfolio Trust 2021-KDIP F†	2.134% (1 Mo. LIBOR + 2.05%)	#	12/15/2037	626	628,046
Life Mortgage Trust 2021-BMR E†	1.834% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	1,200	1,204,610
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(m)	1/26/2060	278	280,303
One New York Plaza Trust 2020-1NYP B†	1.584% (1 Mo. LIBOR + 1.50%)	#	1/15/2026	600	603,311
One New York Plaza Trust 2020-1NYP C†	2.284% (1 Mo. LIBOR + 2.20%)	#	1/15/2026	1,380	1,391,444
One New York Plaza Trust 2020-1NYP D†	2.834% (1 Mo. LIBOR + 2.75%)	#	1/15/2026	500	505,029
PFP Ltd. 2019-6 A†	1.135% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	741	739,989
PFP Ltd. 2019-6 C†	2.185% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	1,995	1,995,898
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(m)	2/25/2024	207	208,875
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	2,310	2,248,199
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(m)	2/25/2050	361	364,112
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	398	403,375

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	1.094% (1 Mo. LIBOR + 1.01%)	#	2/15/2037	$582	$582,162
Total Non-Agency Commercial Mortgage-Backed Securities (cost $67,216,065)					67,748,843

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.07%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			14	366,716
ACBL Holdings Corp. Series B	Zero Coupon			17	547,267
Total Preferred Stocks (cost $765,325)					913,983
Total Investments in Securities 99.52% (cost $1,249,180,087)					1,306,761,989
Less Unfunded Loan Commitments (0.92%) (cost $12,099,068)					(12,099,710)
Net Investments in Securities 98.60% (cost $1,237,081,019)					1,294,662,279
Other Assets and Liabilities – Net(n) 1.40%					18,374,484
Net Assets 100.00%					$1,313,036,763

AUD	Australian Dollar.
EUR	Euro.
GBP	British Pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
CR	Custodian Receipt.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2021, the total value of Rule 144A securities was $577,165,013 which represents 43.99% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2021.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Foreign security traded in U.S. dollars.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2021.
(j)	Interest rate to be determined.
(k)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(l)	Security partially/fully unfunded.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Index/Issuer - Buy Protection at September 30, 2021(1):

		Fund
Referenced	Central	Pays		Termination	Notional	Notional	Payments	Unrealized
Index/Issuer	Clearing Party	(Quarterly	)	Date	Amount	Value	Upfront(2)	Appreciation(3)
ICC Rite Aid(4)(5)	Bank of America	5.00%		12/20/2026	$933,333	$761,066	$167,648	$4,619
Markit CDX.NA.EM.36(4)(6)	Bank of America	1.00%		12/20/2026	17,120,000	16,436,061	(588,788)	95,151
Markit CDX.NA.HY.36(4)(7)	Bank of America	5.00%		6/20/2026	18,906,000	20,646,239	1,826,516	86,277
							$1,405,376	$186,047

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(b)).
(3)	Total unrealized appreciation on Credit Default Swaps on Index/Issuer amounted to $186,047. Total unrealized depreciation on Credit Default Swaps on Index/Issuer amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	Moody’s Credit Rating: Baa3.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at September 30, 2021(1):

									Credit
									Default
									Swap
		Fund						Unrealized	Agreements
Referenced Index*	Swap Counterparty	Receives (Quarterly	)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Appreciation/ Depreciation(3)	Receivable at Fair Value(4)
Markit CMBX.NA.AA.8	Citibank	1.500%		10/17/2057	1,000,000	1,008,982	$5,044	$3,938	$8,982

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

									Credit
									Default
									Swap
		Fund						Unrealized	Agreements
Referenced Index*	Swap Counterparty	Receives (Quarterly	)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Appreciation/ Depreciation(3)	Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%		1/17/2047	500,000	492,110	$(6,136)	$(1,754)	$(7,890)
Markit CMBX.NA.BBB-.9	Citibank	3.000%		9/17/2058	1,200,000	1,107,262	(127,937)	35,199	(92,738)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%		11/17/2059	1,200,000	1,094,989	(149,949)	44,938	(105,011)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%		8/17/2061	1,200,000	1,144,549	(82,303)	26,852	(55,451)
							$(366,325)	$105,235	$(261,090)
Total Credit Default Swaps on Indexes - Sell Protection							$(361,281)	$109,173	$(252,108)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $110,927. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $1,754.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at September 30, 2021:

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Appreciation
Australian dollar	Buy	Standard Chartered Bank	12/1/2021	124,000	$89,105	$89,666	$561
Australian dollar	Sell	State Street Bank and Trust	12/1/2021	1,797,000	1,312,293	1,299,440	12,853
British pound	Sell	Barclays Bank plc	12/7/2021	3,150,000	4,367,132	4,244,454	122,678
Euro	Sell	State Street Bank and Trust	12/10/2021	18,074,000	21,405,888	20,963,654	442,234
Japanese yen	Sell	Goldman Sachs	11/8/2021	213,500,000	1,951,547	1,918,774	32,773
Unrealized Appreciation on Forward Foreign Currrency Exchange Contracts							$611,099

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Forward
Foreign					U.S. $
Currency					Cost on	U.S. $
Exchange	Transaction		Expiration	Foreign	Origination	Current	Unrealized
Contracts	Type	Counterparty	Date	Currency	Date	Value	Depreciation
Australian dollar	Buy	Bank of America	12/1/2021	73,000	$52,812	$52,787	$(25)
Australian dollar	Buy	Goldman Sachs	12/1/2021	268,000	193,835	193,795	(40)
Euro	Buy	Bank of America	12/10/2021	121,000	142,163	140,345	(1,818)
Euro	Buy	Morgan Stanley	12/10/2021	314,000	369,683	364,202	(5,481)
Euro	Buy	State Street Bank and Trust	12/10/2021	134,000	158,498	155,424	(3,074)
Japanese yen	Buy	BNP Paribas S.A.	11/8/2021	16,000,000	145,818	143,796	(2,022)
Japanese yen	Buy	Morgan Stanley	11/8/2021	15,000,000	136,770	134,808	(1,962)
Japanese yen	Buy	Morgan Stanley	11/8/2021	19,000,000	172,820	170,757	(2,063)
Japanese yen	Buy	Standard Chartered Bank	11/8/2021	109,000,000	994,310	979,608	(14,702)
Japanese yen	Buy	State Street Bank and Trust	11/8/2021	11,000,000	100,215	98,860	(1,355)
Japanese yen	Buy	State Street Bank and Trust	11/8/2021	26,000,000	236,868	233,668	(3,200)
Euro	Sell	Morgan Stanley	12/10/2021	106,000	122,903	122,947	(44)
Unrealized Depreciation on Forward Foreign Currrency Exchange Contracts							$(35,786)

Open Futures Contracts at September 30, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Treasury Note	December 2021	212	Short	$(27,950,479)	$(27,901,188)	$49,291
U.S. 5-Year Treasury Note	December 2021	1,068	Short	(132,058,659)	(131,088,657)	970,002
U.S. Ultra Treasury Bond	December 2021	154	Short	(29,788,707)	(29,423,625)	365,082
Total Unrealized Appreciation on Open Futures Contracts						$1,384,375

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
U.S. 10-Year Ultra Treasury Note	December 2021	12	Long	$1,780,892	$1,743,000	$(37,892)
U.S. 2-Year Treasury Note	December 2021	589	Long	129,679,405	129,612,211	(67,194)
U.S. Long Bond	December 2021	123	Short	(19,556,764)	(19,583,906)	(27,142)
Total Unrealized Depreciation on Open Futures Contracts						$(132,228)

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

BOND-DEBENTURE PORTFOLIO September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Others	$–	$66,367,323	$2,580,000	$68,947,323
Remaining Industries	–	14,671,231	–	14,671,231
Common Stocks
Auto Components	–	–	446,063	446,063
Automobiles	–	2,072,147	–	2,072,147
Beverages	1,269,102	949,740	–	2,218,842
Electric-Generation	–	–	20,720	20,720
Information Technology Services	1,975,562	2,180,382	–	4,155,944
Miscellaneous Financials	–	393,840	–	393,840
Personal Products	–	19,121	1,110,257	1,129,378
Specialty Retail	1,317,445	–	302,381	1,619,826
Textiles, Apparel & Luxury Goods	4,047,405	1,308,248	–	5,355,653
Transportation Infrastructure	–	92,561	–	92,561
Remaining Industries	126,660,269	–	–	126,660,269
Convertible Bonds	–	2,571,295	–	2,571,295
Corporate Bonds
Mining	–	24,454,972	2	24,454,974
Savings & Loans	–	–	125	125
Remaining Industries	–	819,562,930	–	819,562,930
Floating Rate Loans
Diversified Capital Goods	–	101,479	1,136,398	1,237,877
Electric: Generation	–	1,172,363	142,003	1,314,366
Gas Distribution	–	3,432,837	1,188,476	4,621,313
Media: Content	–	2,490,029	3,756,758	6,246,787
Medical Products	–	–	4,985,398	4,985,398
Personal & Household Products	–	1,331,218	10,375	1,341,593
Remaining Industries	–	80,840,430	–	80,840,430
Less Unfunded Commitments	–	(3,357,554)	(8,742,156)	(12,099,710)
Foreign Government Obligations	–	29,756,247	–	29,756,247
Municipal Bonds	–	33,382,031	–	33,382,031
Non-Agency Commercial
Mortgage-Backed Securities	–	67,748,843	–	67,748,843
Preferred Stocks	–	913,983	–	913,983
Total	$135,269,783	$1,152,455,696	$6,936,800	$1,294,662,279

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

BOND-DEBENTURE PORTFOLIO September 30, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$186,047	$–	$186,047
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	8,982	–	8,982
Liabilities	–	(261,090)	–	(261,090)
Forward Foreign Currency Exchange Contracts
Assets	–	611,099	–	611,099
Liabilities	–	(35,786)	–	(35,786)
Futures Contracts
Assets	1,384,375	–	–	1,384,375
Liabilities	(132,228)	–	–	(132,228)
Total	$1,252,147	$509,252	$–	$1,761,399

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)

DEVELOPING GROWTH PORTFOLIO September 30, 2021

		Fair
		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 98.47%

COMMON STOCKS 98.47%

Aerospace & Defense 2.79%
Axon Enterprise, Inc.*	14,822	$2,594
CAE, Inc. (Canada)*(a)	29,645	886
Total		3,480

Auto Components 1.91%
Fox Factory Holding Corp.*	10,186	1,472
Gentherm, Inc.*	11,137	902
Total		2,374

Banks 2.46%
Silvergate Capital Corp. Class A*	13,784	1,592
Western Alliance Bancorp	13,471	1,466
Total		3,058

Beverages 1.46%
Celsius Holdings, Inc.*	12,961	1,168
Duckhorn Portfolio, Inc. (The)*(b)	28,367	649
Total		1,817

Biotechnology 14.17%
Acceleron Pharma, Inc.*	5,338	919
ALX Oncology Holdings, Inc.*	12,872	951
Arena Pharmaceuticals, Inc.*	10,226	609
Biohaven Pharmaceutical Holding Co. Ltd.*	2,299	319
Blueprint Medicines Corp.*	10,839	1,114
Bridgebio Pharma, Inc.*	18,533	869
CareDx, Inc.*	20,958	1,328
Curis, Inc.*	55,678	436
Editas Medicine, Inc.*	16,530	679
Intellia Therapeutics, Inc.*	11,697	1,569
Karuna Therapeutics, Inc.*	5,106	624
Krystal Biotech, Inc.*	17,864	933
Mirati Therapeutics, Inc.*	9,986	1,767
Natera, Inc.*	19,774	2,203
Rocket Pharmaceuticals, Inc.*	17,798	532
SpringWorks Therapeutics, Inc.*	7,156	454
TG Therapeutics, Inc.*	25,777	858
Turning Point Therapeutics, Inc.*	8,748	581
Ultragenyx Pharmaceutical, Inc.*	10,021	904
Total		17,649

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2021

		Fair
		Value
Investments	Shares	(000)
Building Products 1.99%
AZEK Co., Inc. (The)*	41,509	$1,516
Trex Co., Inc.*	9,383	957
Total		2,473

Capital Markets 2.00%
Evercore, Inc. Class A	11,353	1,517
Open Lending Corp. Class A*	26,941	972
Total		2,489

Chemicals 1.86%
Amyris, Inc.*	74,583	1,024
Balchem Corp.	8,956	1,299
Total		2,323

Communications Equipment 1.80%
Calix, Inc.*	45,257	2,237

Construction Materials 0.88%
Eagle Materials, Inc.	8,384	1,100

Diversified Consumer Services 0.23%
Duolingo, Inc.*	1,728	287

Electronic Equipment, Instruments & Components 1.12%
Littelfuse, Inc.	5,117	1,398

Energy Equipment & Services 0.20%
MELI Kaszek Pioneer Corp. Class A*	23,055	255

Health Care Equipment & Supplies 6.82%
Axonics, Inc.*	31,505	2,051
Figs, Inc. Class A*(b)	27,560	1,024
Inmode Ltd. (Israel)*(a)	15,335	2,445
Ortho Clinical Diagnostics Holdings plc*	30,214	558
Shockwave Medical, Inc.*	11,713	2,411
Total		8,489

Health Care Technology 2.35%
Inspire Medical Systems, Inc.*	8,424	1,962
Phreesia, Inc.*	15,642	965
Total		2,927

Hotels, Restaurants & Leisure 2.03%
Marriott Vacations Worldwide Corp.	8,522	1,341
Papa John’s International, Inc.	9,363	1,189
Total		2,530

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2021

		Fair
		Value
Investments	Shares	(000)
Household Durables 5.10%
LGI Homes, Inc.*	13,918	$1,975
Sonos, Inc.*	49,846	1,613
Tempur Sealy International, Inc.	47,105	2,186
Traeger, Inc.*	27,282	571
Total		6,345

Information Technology Services 5.84%
BigCommerce Holdings, Inc.*	15,640	792
DigitalOcean Holdings, Inc.*(b)	12,650	982
Endava plc ADR*	16,784	2,280
Globant SA (Uruguay)*(a)	5,911	1,661
Shift4 Payments, Inc. Class A*	20,017	1,552
Total		7,267

Insurance 0.54%
Goosehead Insurance, Inc. Class A	4,410	671

Interactive Media & Services 2.96%
Bumble, Inc. Class A*	41,692	2,084
Eventbrite, Inc. Class A*	43,167	816
ZipRecruiter, Inc. Class A*	28,472	786
Total		3,686

Leisure Products 2.11%
Callaway Golf Co.*	34,421	951
YETI Holdings, Inc.*	19,581	1,678
Total		2,629

Life Sciences Tools & Services 0.49%
Quanterix Corp.*	12,175	606

Machinery 5.65%
Altra Industrial Motion Corp.	21,324	1,180
Chart Industries, Inc.*	14,020	2,679
Evoqua Water Technologies Corp.*	32,835	1,233
Kornit Digital Ltd. (Israel)*(a)	6,694	969
RBC Bearings, Inc.*	4,573	971
Total		7,032

Personal Products 1.05%
Beauty Health Co. (The)*(b)	50,412	1,309

Pharmaceuticals 1.10%
Intra-Cellular Therapies, Inc.*	36,714	1,369

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2021

		Fair
		Value
Investments	Shares	(000)
Professional Services 1.81%
Insperity, Inc.	10,309	$1,141
Upwork, Inc.*	24,687	1,112
Total		2,253

Semiconductors & Semiconductor Equipment 9.29%
Ambarella, Inc.*	9,449	1,471
Brooks Automation, Inc.	15,756	1,613
CEVA, Inc.*	13,526	577
Diodes, Inc.*	24,451	2,215
MKS Instruments, Inc.	8,647	1,305
Semtech Corp.*	29,392	2,292
Silicon Motion Technology Corp. ADR	15,716	1,084
SiTime Corp.*	4,945	1,010
Total		11,567

Software 9.59%
Appian Corp.*(b)	5,767	534
Asana, Inc. Class A*	8,464	879
Cerence, Inc.*	8,759	842
Clear Secure, Inc. Class A*	12,345	507
Everbridge, Inc.*	10,256	1,549
Jamf Holding Corp.*	21,864	842
Lightspeed Commerce, Inc. (Canada)*(a)	10,126	976
Olo Inc. Class A*	18,129	544
Rapid7, Inc.*	18,258	2,064
Riskified Ltd. Class A (Israel)*(a)	24,088	549
Sprinklr, Inc. Class A*	22,341	391
Sprout Social, Inc. Class A*	18,578	2,266
Total		11,943

Specialty Retail 4.45%
Boot Barn Holdings, Inc.*	7,493	666
Leslie’s, Inc.*	23,255	478
National Vision Holdings, Inc.*	30,967	1,758
Petco Health & Wellness Co., Inc.*(b)	35,517	749
RH*	2,002	1,335
Torrid Holdings, Inc.*(b)	35,632	550
Total		5,536

Textiles, Apparel & Luxury Goods 3.25%
Crocs, Inc.*	21,886	3,140
Deckers Outdoor Corp.*	2,514	906
Total		4,046

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)(continued)

DEVELOPING GROWTH PORTFOLIO September 30, 2021

		Fair
		Value
Investments	Shares	(000)
Trading Companies & Distributors 1.17%
Rush Enterprises, Inc. Class A	32,378	$1,462
Total Common Stocks (cost $103,304,656)		122,607

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENTS 4.07%

Repurchase Agreements 0.79%
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $1,007,900 of U.S. Treasury Note at 1.25% due 09/30/2028; value: $1,002,703; proceeds: $983,039 (cost $983,039)	$983	983

	Shares

Money Market Fund 2.95%
Fidelity Government Portfolio(c) (cost $3,671,955)	3,671,955	3,672

Time Deposit 0.33%
CitiBank N.A.(c) (cost $407,995)	407,995	408
Total Short-Term Investments (cost $5,062,989)		5,063
Total Investments in Securities 102.54% (cost $108,367,645)		127,670
Other Assets and Liabilities – Net (2.54)%		(3,158)
Net Assets 100.00%		$124,512

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Security was purchased with the cash collateral from loaned securities.

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

DEVELOPING GROWTH PORTFOLIO September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Long-Term Investments
Common Stocks	$122,607	$–	$–	$122,607
Short-Term Investments
Repurchase Agreements	–	983	–	983
Money Market Fund	3,672	–	–	3,672
Time Deposit	–	408	–	408
Total	$126,279	$1,391	$–	$127,670

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)

DIVIDEND GROWTH PORTFOLIO September 30, 2021

		Fair
		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 98.98%

COMMON STOCKS 98.98%

Aerospace & Defense 3.89%
Northrop Grumman Corp.	10,600	$3,818
Raytheon Technologies Corp.	45,316	3,895
Total		7,713

Air Freight & Logistics 0.53%
FedEx Corp.	4,800	1,053

Banks 3.55%
JPMorgan Chase & Co.	42,900	7,022

Beverages 2.32%
Coca-Cola Co. (The)	87,568	4,595

Biotechnology 1.48%
AbbVie, Inc.	27,099	2,923

Building Products 0.65%
Masco Corp.	23,200	1,289

Capital Markets 10.15%
Ameriprise Financial, Inc.	16,300	4,305
BlackRock, Inc.	4,400	3,690
MarketAxess Holdings, Inc.	3,000	1,262
Moody’s Corp.	6,500	2,308
Morgan Stanley	51,900	5,051
S&P Global, Inc.	8,200	3,484
Total		20,100

Chemicals 1.82%
Air Products & Chemicals, Inc.	14,100	3,611

Construction Materials 0.48%
Vulcan Materials Co.	5,652	956

Consumer Finance 1.64%
Discover Financial Services	26,500	3,256

Distributors 1.29%
Pool Corp.	5,900	2,563

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2021

		Fair
		Value
Investments	Shares	(000)
Diversified Telecommunication Services 1.40%
Verizon Communications, Inc.	51,400	$2,776

Electric: Utilities 1.91%
NextEra Energy, Inc.	48,300	3,792

Entertainment 0.41%
Walt Disney Co. (The)*	4,800	812

Equity Real Estate Investment Trusts 1.64%
American Tower Corp.	12,200	3,238

Food & Staples Retailing 3.51%
Sysco Corp.	48,500	3,807
Walmart, Inc.	22,580	3,147
Total		6,954

Health Care Equipment & Supplies 4.85%
Abbott Laboratories	30,100	3,556
Danaher Corp.	10,800	3,288
West Pharmaceutical Services, Inc.	6,500	2,759
Total		9,603

Health Care Providers & Services 2.01%
UnitedHealth Group, Inc.	10,200	3,986

Hotels, Restaurants & Leisure 1.47%
McDonald’s Corp.	12,074	2,911

Industrial Conglomerates 2.21%
Honeywell International, Inc.	20,600	4,373

Information Technology Services 4.94%
Accenture plc Class A (Ireland)(a)	10,600	3,391
Jack Henry & Associates, Inc.	18,200	2,986
Visa, Inc. Class A	15,300	3,408
Total		9,785

Insurance 2.04%
American Financial Group, Inc. OH	19,400	2,441
Chubb Ltd. (Switzerland)(a)	9,200	1,596
Total		4,037

Life Sciences Tools & Services 1.27%
Agilent Technologies, Inc.	15,900	2,505

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2021

		Fair
		Value
Investments	Shares	(000)
Machinery 3.68%
Dover Corp.	22,200	$3,452
Illinois Tool Works, Inc.	10,400	2,149
Stanley Black & Decker, Inc.	9,600	1,683
Total		7,284

Media 2.09%
Comcast Corp. Class A	74,100	4,144

Metals & Mining 0.80%
Reliance Steel & Aluminum Co.	11,100	1,581

Multi-Line Retail 1.37%
Dollar General Corp.	12,800	2,715

Multi-Utilities 0.75%
CMS Energy Corp.	25,000	1,493

Oil, Gas & Consumable Fuels 3.07%
Marathon Petroleum Corp.	60,300	3,727
Total Energies SE ADR	49,300	2,363
Total		6,090

Personal Products 1.79%
Estee Lauder Cos., Inc. (The) Class A	11,800	3,539

Pharmaceuticals 1.36%
Zoetis, Inc.	13,900	2,699

Road & Rail 1.97%
Union Pacific Corp.	19,900	3,901

Semiconductors & Semiconductor Equipment 9.82%
Analog Devices, Inc.	22,900	3,835
KLA Corp.	8,000	2,676
Microchip Technology, Inc.	21,866	3,356
NVIDIA Corp.	21,700	4,496
Texas Instruments, Inc.	26,500	5,094
Total		19,457

Software 9.34%
Intuit, Inc.	6,400	3,453
Microsoft Corp.	53,400	15,054
Total		18,507

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

DIVIDEND GROWTH PORTFOLIO September 30, 2021

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 5.42%
Home Depot, Inc. (The)	9,100	$2,987
Lowe’s Cos., Inc.	21,925	4,448
TJX Cos., Inc. (The)	49,900	3,292
Total		10,727

Textiles, Apparel & Luxury Goods 2.06%
NIKE, Inc. Class B	28,100	4,081
Total Common Stocks (cost $149,862,406)		196,071

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENTS 1.04%

Repurchase Agreements 1.04%
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $2,107,800 of U.S. Treasury Note at 1.250% due 09/30/2028; value: $2,096,932; proceeds: $2,055,785 (cost $2,055,785)	$2,056	2,056
Total Investments in Securities 100.02% (cost $151,918,191)		198,127
Other Assets and Liabilities – Net(b) (0.02)%		(33)
Net Assets 100.00%		$198,094

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2021:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
E-Mini S&P 500 Index	December 2021	7	Long	$1,547,586	$1,504,213	$(43,373)

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(concluded)

DIVIDEND GROWTH PORTFOLIO September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)	(000)	(000)	(000)	(000)
Long-Term Investments
Common Stocks	$196,071	$–	$–	$196,071
Short-Term Investments
Repurchase Agreements	–	2,056	–	2,056
Total	$196,071	$2,056	$–	$198,127
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(43)	–	–	(43)
Total	$(43)	$–	$–	$(43)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.66%

COMMON STOCKS 99.66%

Aerospace & Defense 3.21%
Lockheed Martin Corp.	13,150	$4,538
Raytheon Technologies Corp.	60,580	5,208
Total		9,746

Automobiles 1.56%
General Motors Co.*	90,210	4,755

Banks 9.03%
CIT Group, Inc.	102,650	5,332
Citigroup, Inc.	78,210	5,489
East West Bancorp, Inc.	63,360	4,913
Wells Fargo & Co.	122,600	5,690
Western Alliance Bancorp	55,100	5,996
Total		27,420

Beverages 0.97%
PepsiCo, Inc.	19,580	2,945

Biotechnology 1.40%
AbbVie, Inc.	39,580	4,269

Building Products 3.10%
Carlisle Cos., Inc.	14,980	2,978
Masco Corp.	61,850	3,436
Masonite International Corp.*	28,230	2,996
Total		9,410

Capital Markets 5.23%
Ameriprise Financial, Inc.	18,310	4,836
Blackstone Group, Inc. (The)	42,430	4,936
Morgan Stanley	62,710	6,103
Total		15,875

Chemicals 3.26%
Avient Corp.	65,330	3,028
PPG Industries, Inc.	26,180	3,744
Valvoline, Inc.	100,370	3,130
Total		9,902

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Construction & Engineering 1.48%
EMCOR Group, Inc.	38,890	$4,487

Consumer Finance 1.22%
American Express Co.	22,160	3,712

Diversified Financial Services 1.50%
Equitable Holdings, Inc.	153,490	4,549

Electric: Utilities 2.14%
NextEra Energy, Inc.	31,660	2,486
NRG Energy, Inc.	98,670	4,029
Total		6,515

Equity Real Estate Investment Trusts 2.96%
Alexandria Real Estate Equities, Inc.	15,070	2,880
Host Hotels & Resorts, Inc.*	194,260	3,172
Prologis, Inc.	23,550	2,954
Total		9,006

Food & Staples Retailing 1.47%
BJ’s Wholesale Club Holdings, Inc.*	81,330	4,467

Health Care Equipment & Supplies 3.30%
Medtronic plc (Ireland)(a)	47,380	5,939
Zimmer Biomet Holdings, Inc.	27,870	4,079
Total		10,018

Health Care Providers & Services 4.32%
CVS Health Corp.	36,450	3,093
McKesson Corp.	15,460	3,083
UnitedHealth Group, Inc.	17,780	6,947
Total		13,123

Hotels, Restaurants & Leisure 2.81%
Caesars Entertainment, Inc.*	50,120	5,627
Domino’s Pizza, Inc.	6,120	2,919
Total		8,546

Household Products 3.75%
Procter & Gamble Co. (The)	53,370	7,461
Spectrum Brands Holdings, Inc.	41,240	3,946
Total		11,407

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2021

Investments	Shares		Fair Value (000)
Information Technology Services 1.68%
Euronet Worldwide, Inc.*		40,030	$5,095

Insurance 4.74%
American International Group, Inc.		111,400	6,115
Arch Capital Group Ltd.*		100,010	3,818
Fidelity National Financial, Inc.		98,620	4,472
Total			14,405

Interactive Media & Services 2.91%
Alphabet, Inc. Class A*		3,310	8,849

Life Sciences Tools & Services 1.37%
Thermo Fisher Scientific, Inc.		7,260	4,148

Machinery 2.48%
Allison Transmission Holdings, Inc.		104,540	3,692
Crane Co.		40,390	3,830
Total			7,522

Media 2.87%
Comcast Corp. Class A		127,570	7,135
Nexstar Media Group, Inc. Class A		10,500	1,596
Total			8,731

Metals & Mining 0.99%
Reliance Steel & Aluminum Co.		21,030	2,995

Multi-Utilities 0.95%
CMS Energy Corp.		48,430	2,893

Oil, Gas & Consumable Fuels 5.99%
Chesapeake Energy Corp.		54,100	3,332
Marathon Petroleum Corp.		56,380	3,485
Pioneer Natural Resources Co.		31,610	5,263
Royal Dutch Shell plc Class A ADR		137,150	6,113
Total			18,193

Pharmaceuticals 5.41%
Bristol-Myers Squibb Co.		69,080	4,088
Eli Lilly & Co.		19,480	4,501
Organon & Co.		153,440	5,031
Sanofi(b)	EUR	29,080	2,799
Total			16,419

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Road & Rail 1.20%
Norfolk Southern Corp.	15,290	$3,658

Semiconductors & Semiconductor Equipment 3.80%
KLA Corp.	8,350	2,793
Micron Technology, Inc.	32,630	2,316
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,840	2,662
Texas Instruments, Inc.	19,630	3,773
Total		11,544

Software 2.41%
Microsoft Corp.	15,260	4,302
Oracle Corp.	34,550	3,010
Total		7,312

Specialty Retail 3.71%
Lowe’s Cos., Inc.	21,760	4,414
Sally Beauty Holdings, Inc.*	145,390	2,450
Williams-Sonoma, Inc.	24,770	4,393
Total		11,257

Technology Hardware, Storage & Peripherals 2.96%
Apple, Inc.	27,630	3,910
NetApp, Inc.	56,600	5,080
Total		8,990

Tobacco 0.72%
Philip Morris International, Inc.	22,960	2,176

Trading Companies & Distributors 1.66%
AerCap Holdings NV (Ireland)*(a)	87,150	5,038

Wireless Telecommunication Services 1.10%
T-Mobile US, Inc.*	26,060	3,329
Total Common Stocks (cost $260,244,043)		302,706

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY PORTFOLIO September 30, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.25%

Repurchase Agreements 0.25%
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $785,900 of U.S. Treasury Note at 1.25% due 09/30/2028; value: $781,848; proceeds: $766,423 (cost $766,423)	$766	$766
Total Investments in Securities 99.91% (cost $261,010,466)		303,472
Other Assets and Liabilities – Net 0.09%		259
Net Assets 100.00%		$303,731

ADR	American Depositary Receipt.
EUR	Euro.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Pharmaceuticals	$13,620	$2,799	$–	$16,419
Remaining Industries	286,287	–	–	286,287
Short-Term Investments
Repurchase Agreements	–	766	–	766
Total	$299,907	$3,565	$–	$303,472

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)

GROWTH AND INCOME PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 100.05%

COMMON STOCKS 100.05%

Aerospace & Defense 3.76%
Lockheed Martin Corp.	26,750	$9,232
Raytheon Technologies Corp.	148,420	12,758
Total		21,990

Automobiles 1.77%
General Motors Co.*	196,110	10,337

Banks 9.66%
CIT Group, Inc.	208,480	10,831
Citigroup, Inc.	161,930	11,364
East West Bancorp, Inc.	135,380	10,497
Wells Fargo & Co.	254,730	11,822
Western Alliance Bancorp	110,030	11,974
Total		56,488

Beverages 0.96%
PepsiCo, Inc.	37,430	5,630

Biotechnology 1.42%
AbbVie, Inc.	76,730	8,277

Building Products 2.83%
Carlisle Cos., Inc.	43,070	8,562
Masco Corp.	144,280	8,015
Total		16,577

Capital Markets 5.53%
Ameriprise Financial, Inc.	40,180	10,612
Blackstone Group, Inc. (The)	88,780	10,329
Morgan Stanley	117,010	11,386
Total		32,327

Chemicals 2.92%
PPG Industries, Inc.	56,120	8,026
Valvoline, Inc.	289,810	9,036
Total		17,062

Communications Equipment 1.22%
Cisco Systems, Inc.	130,710	7,114

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Construction & Engineering 1.22%
EMCOR Group, Inc.	61,830	$7,134

Consumer Finance 1.58%
American Express Co.	55,290	9,263

Diversified Financial Services 1.49%
Equitable Holdings, Inc.	294,550	8,730

Electric: Utilities 2.16%
NextEra Energy, Inc.	60,390	4,742
NRG Energy, Inc.	192,570	7,862
Total		12,604

Equity Real Estate Investment Trusts 3.13%
Alexandria Real Estate Equities, Inc.	30,420	5,813
Host Hotels & Resorts, Inc.*	377,290	6,161
Prologis, Inc.	50,380	6,319
Total		18,293

Food & Staples Retailing 1.47%
BJ’s Wholesale Club Holdings, Inc.*	156,470	8,593

Health Care Equipment & Supplies 3.16%
Medtronic plc (Ireland)(a)	93,320	11,698
Zimmer Biomet Holdings, Inc.	46,470	6,801
Total		18,499

Health Care Providers & Services 4.70%
CVS Health Corp.	70,120	5,950
McKesson Corp.	29,120	5,806
UnitedHealth Group, Inc.	40,190	15,704
Total		27,460

Hotels, Restaurants & Leisure 2.17%
Caesars Entertainment, Inc.*	113,110	12,700

Household Products 2.78%
Procter & Gamble Co. (The)	116,480	16,284

Insurance 4.74%
American International Group, Inc.	212,870	11,684
Arch Capital Group Ltd.*	192,410	7,346
Fidelity National Financial, Inc.	190,990	8,660
Total		27,690

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2021

Investments	Shares		Fair Value (000)
Interactive Media & Services 3.17%
Alphabet, Inc. Class A*		6,940	$18,554

Life Sciences Tools & Services 1.36%
Thermo Fisher Scientific, Inc.		13,940	7,964

Machinery 1.00%
Allison Transmission Holdings, Inc.		165,370	5,841

Media 2.36%
Comcast Corp. Class A		246,840	13,806

Metals & Mining 0.86%
Reliance Steel & Aluminum Co.		35,400	5,042

Multi-Utilities 0.98%
CMS Energy Corp.		95,880	5,727

Oil, Gas & Consumable Fuels 6.41%
Chesapeake Energy Corp.		114,560	7,056
Marathon Petroleum Corp.		136,780	8,454
Pioneer Natural Resources Co.		61,030	10,162
Royal Dutch Shell plc Class A ADR		264,700	11,798
Total			37,470

Personal Products 0.77%
Unilever plc(b)	GBP	82,660	4,475

Pharmaceuticals 6.04%
Bristol-Myers Squibb Co.		177,850	10,523
Eli Lilly & Co.		37,510	8,667
Organon & Co.		293,630	9,628
Sanofi(b)	EUR	67,463	6,494
Total			35,312

Road & Rail 1.27%
Norfolk Southern Corp.		30,970	7,409

Semiconductors & Semiconductor Equipment 4.73%
KLA Corp.		16,120	5,392
Micron Technology, Inc.		64,000	4,543
Taiwan Semiconductor Manufacturing Co., Ltd. ADR		57,870	6,461
Texas Instruments, Inc.		58,470	11,239
Total			27,635

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH AND INCOME PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Software 2.58%
Microsoft Corp.	32,330	$9,115
Oracle Corp.	68,705	5,986
Total		15,101

Specialty Retail 2.92%
Lowe’s Cos., Inc.	48,780	9,895
TJX Cos., Inc. (The)	108,850	7,182
Total		17,077

Technology Hardware, Storage & Peripherals 3.25%
Apple, Inc.	62,500	8,844
NetApp, Inc.	113,080	10,150
Total		18,994

Tobacco 1.01%
Philip Morris International, Inc.	62,320	5,907

Trading Companies & Distributors 1.70%
AerCap Holdings NV (Ireland)*(a)	172,270	9,959

Wireless Telecommunication Services 0.97%
T-Mobile US, Inc.*	44,520	5,688
Total Common Stocks (cost $477,704,023)		585,013

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.39%

Repurchase Agreements 0.39%
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $2,357,900 of U.S. Treasury Note at 1.250% due 09/30/2028; value: $2,345,743; proceeds: $2,299,744 (cost $2,299,744)	$2,300	2,300
Total Investments in Securities 100.44% (cost $480,003,767)		587,313
Other Assets and Liabilities – Net (0.44)%		(2,590)
Net Assets 100.00%		$584,723

ADR	American Depositary Receipt. EUR Euro.
GBP	British Pound.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(concluded)

GROWTH AND INCOME PORTFOLIO September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Personal Products	$–	$4,475	$–	$4,475
Pharmaceuticals	28,818	6,494	–	35,312
Remaining Industries	545,226	–	–	545,226
Short-Term Investments
Repurchase Agreements	–	2,300	–	2,300
Total	$574,044	$13,269	$–	$587,313

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.80%

COMMON STOCKS 99.80%

Aerospace & Defense 3.19%
CAE, Inc. (Canada)*(a)	58,906	$1,759
TransDigm Group, Inc.*	3,637	2,272
Total		4,031

Air Freight & Logistics 0.73%
GXO Logistics, Inc.*	11,744	921

Banks 1.98%
First Republic Bank	6,876	1,326
Western Alliance Bancorp	10,727	1,168
Total		2,494

Beverages 0.79%
Brown-Forman Corp. Class B	14,869	996

Biotechnology 4.72%
Arena Pharmaceuticals, Inc.*	5,610	334
Argenx SE ADR*	2,720	821
Genmab A/S ADR*	20,932	915
Ginkgo Bioworks Holdings, Inc.*	26,139	303
Mirati Therapeutics, Inc.*	924	164
Natera, Inc.*	11,972	1,334
Novavax, Inc.*	3,246	673
Seagen, Inc.*	8,327	1,414
Total		5,958

Capital Markets 2.69%
MarketAxess Holdings, Inc.	3,115	1,311
Moody’s Corp.	1,854	658
MSCI, Inc.	2,339	1,423
Total		3,392

Construction Materials 1.43%
Vulcan Materials Co.	10,634	1,799

Containers & Packaging 2.22%
Avery Dennison Corp.	5,211	1,080
Ball Corp.	19,105	1,719
Total		2,799

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Diversified Consumer Services 1.46%
Bright Horizons Family Solutions, Inc.*	8,078	$1,126
Chegg, Inc.*	10,525	716
Total		1,842

Electrical Equipment 0.90%
AMETEK, Inc.	9,209	1,142

Electronic Equipment, Instruments & Components 2.61%
Amphenol Corp. Class A	30,833	2,258
Trimble, Inc.*	12,612	1,037
Total		3,295

Entertainment 2.29%
Roku, Inc.*	5,915	1,853
Warner Music Group Corp. Class A	24,115	1,031
Total		2,884

Equity Real Estate Investment Trusts 1.70%
SBA Communications Corp.	6,476	2,141

Food & Staples Retailing 1.22%
Sysco Corp.	19,642	1,542

Food Products 0.17%
Freshpet, Inc.*	1,497	214

Health Care Equipment & Supplies 7.17%
Align Technology, Inc.*	1,845	1,228
Dexcom, Inc.*	5,112	2,796
IDEXX Laboratories, Inc.*	2,871	1,785
Insulet Corp.*	4,920	1,398
ResMed, Inc.	2,658	700
West Pharmaceutical Services, Inc.	2,680	1,138
Total		9,045

Health Care Technology 2.20%
Inspire Medical Systems, Inc.*	3,975	926
Veeva Systems, Inc. Class A*	6,427	1,852
Total		2,778

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 5.27%
Chipotle Mexican Grill, Inc.*	1,523	$2,768
Churchill Downs, Inc.	4,451	1,068
Hilton Worldwide Holdings, Inc.*	14,659	1,937
Wingstop, Inc.	5,378	882
Total		6,655

Household Products 0.66%
Church & Dwight Co., Inc.	10,045	829

Industrial Conglomerates 0.93%
Roper Technologies, Inc.	2,624	1,171

Information Technology Services 3.73%
Genpact Ltd.	30,324	1,441
Global Payments, Inc.	3,077	485
Jack Henry & Associates, Inc.	10,360	1,699
Twilio, Inc. Class A*	3,404	1,086
Total		4,711

Insurance 0.97%
Goosehead Insurance, Inc. Class A	8,062	1,228

Interactive Media & Services 3.82%
Bumble, Inc. Class A*	20,158	1,008
Match Group, Inc.*	12,345	1,938
Pinterest, Inc. Class A*	12,119	617
Snap, Inc. Class A*	16,983	1,255
Total		4,818

Internet & Direct Marketing Retail 1.38%
Etsy, Inc.*	8,357	1,738

Life Sciences Tools & Services 5.56%
10X Genomics, Inc. Class A*	5,912	861
Agilent Technologies, Inc.	14,021	2,209
Bio-Rad Laboratories, Inc. Class A*	1,409	1,051
Maravai LifeSciences Holdings, Inc. Class A*	19,279	946
Quanterix Corp.*	9,786	487
Repligen Corp.*	5,061	1,462
Total		7,016

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2021

Investments	Shares		Fair Value (000)
Machinery 3.08%
Fortive Corp.		19,066	$1,346
Parker-Hannifin Corp.		5,694	1,592
Stanley Black & Decker, Inc.		5,450	955
Total			3,893

Personal Products 0.58%
Shiseido Co., Ltd.(b)	JPY	10,797	726

Pharmaceuticals 1.95%
Catalent, Inc.*		10,345	1,376
Zoetis, Inc.		5,593	1,086
Total			2,462

Road & Rail 3.62%
LYFT, Inc. Class A*		27,289	1,462
Old Dominion Freight Line, Inc.		8,241	2,357
XPO Logistics, Inc.*		9,490	755
Total			4,574

Semiconductors & Semiconductor Equipment 7.17%
Analog Devices, Inc.		11,451	1,918
Brooks Automation, Inc.		5,701	583
Enphase Energy, Inc.*		9,186	1,378
Lam Research Corp.		1,588	904
Microchip Technology, Inc.		14,480	2,223
NXP Semiconductors NV (Netherlands)(a)		7,323	1,434
Xilinx, Inc.		4,007	605
Total			9,045

Software 18.42%
Bill.com Holdings, Inc.*		1,646	439
Cadence Design Systems, Inc.*		16,695	2,528
Crowdstrike Holdings, Inc. Class A*		7,491	1,841
Datadog, Inc. Class A*		10,507	1,485
DocuSign, Inc.*		9,077	2,337
Dynatrace, Inc.*		21,199	1,505
Everbridge, Inc.*		8,392	1,268
Fair Isaac Corp.*		1,589	632
HubSpot, Inc.*		3,059	2,068
Palantir Technologies, Inc. Class A*		38,378	923
Palo Alto Networks, Inc.*		5,448	2,610

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Software (continued)
Paycom Software, Inc.*	4,692	$2,326
RingCentral, Inc. Class A*	7,974	1,734
Splunk, Inc.*	6,189	896
Zendesk, Inc.*	5,648	657
Total		23,249

Specialty Retail 3.80%
Burlington Stores, Inc.*	6,906	1,959
Five Below, Inc.*	6,466	1,143
Tractor Supply Co.	8,381	1,698
Total		4,800

Textiles, Apparel & Luxury Goods 1.39%
Canada Goose Holdings, Inc. (Canada)*(a)	13,517	482
Lululemon Athletica, Inc. (Canada)*(a)	3,110	1,258
On Holding AG Class A (Switzerland)*(a)(c)	388	12
Total		1,752
Total Common Stocks (cost $99,116,630)		125,940

	Principal Amount (000)

SHORT-TERM INVESTMENTS 0.48%

Repurchase Agreements 0.47%
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $603,200 of U.S. Treasury Note at 1.250% due 09/30/2028; value: $600,090; proceeds: $588,305 (cost $588,305)	$588	588

	Shares

Money Market Fund 0.01%
Fidelity Government Portfolio(d) (cost $10,972)	10,972	11

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Time Deposit 0.00%
Citibank N.A.(d) (cost $1,220)	1,220	$1
Total Short-Term Investments (cost $600,497)		600
Total Investments in Securities 100.28% (cost $99,717,127)		126,540
Other Assets and Liabilities – Net (0.28)%		(352)
Net Assets 100.00%		$126,188

ADR	American Depositary Receipt.
JPY	Japanese Yen.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(d)	Security was purchased with the cash collateral from loaned securities.

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

GROWTH OPPORTUNITIES PORTFOLIO September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Personal Products	$–	$726	$–	$726
Remaining Industries	125,214	–	–	125,214
Short-Term Investments
Repurchase Agreements	–	588	–	588
Money Market Fund	11	–	–	11
Time Deposit	–	1	–	1
Total	$125,225	$1,315	$–	$126,540

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)

MID CAP STOCK PORTFOLIO September 30, 2021

Investments	Shares		Fair Value (000)
LONG-TERM INVESTMENTS 99.77%

COMMON STOCKS 99.77%

Aerospace & Defense 1.59%
Curtiss-Wright Corp.		35,070	$4,425

Airlines 1.09%
Delta Air Lines, Inc.*		71,260	3,036

Auto Components 1.35%
Lear Corp.		23,880	3,737

Automobiles 1.19%
Harley-Davidson, Inc.		90,650	3,319

Banks 6.51%
CIT Group, Inc.		102,300	5,315
Citizens Financial Group, Inc.		82,040	3,854
East West Bancorp, Inc.		68,850	5,339
SVB Financial Group*		5,530	3,577
Total			18,085

Beverages 1.21%
Carlsberg A/S Class B(a)	DKK	20,570	3,356

Biotechnology 1.46%
Horizon Therapeutics plc*		37,020	4,055

Building Products 3.16%
Carlisle Cos., Inc.		20,470	4,069
Masco Corp.		84,960	4,720
Total			8,789

Capital Markets 5.02%
Ameriprise Financial, Inc.		22,890	6,046
Cboe Global Markets, Inc.		22,820	2,826
KKR & Co., Inc.		83,520	5,085
Total			13,957

Chemicals 4.18%
Axalta Coating Systems Ltd.*		134,310	3,921
Corteva, Inc.		65,640	2,762
Valvoline, Inc.		157,670	4,916
Total			11,599

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Communications Equipment 1.58%
F5 Networks, Inc.*	22,060	$4,385

Construction & Engineering 1.66%
EMCOR Group, Inc.	40,020	4,618

Construction Materials 0.87%
Eagle Materials, Inc.	18,530	2,430

Consumer Finance 1.73%
Discover Financial Services	39,120	4,806

Diversified Financial Services 1.53%
Equitable Holdings, Inc.	143,710	4,260

Electric: Utilities 3.82%
Entergy Corp.	36,140	3,589
NRG Energy, Inc.	111,760	4,563
Pinnacle West Capital Corp.	34,090	2,467
Total		10,619

Electrical Equipment 1.65%
Hubbell, Inc.	25,420	4,593

Electronic Equipment, Instruments & Components 1.30%
Avnet, Inc.	97,490	3,604

Energy Equipment & Services 0.88%
NOV, Inc.*	187,250	2,455

Equity Real Estate Investment Trusts 7.79%
Alexandria Real Estate Equities, Inc.	19,810	3,785
Camden Property Trust	31,180	4,598
CoreSite Realty Corp.	21,510	2,980
Duke Realty Corp.	77,100	3,691
Host Hotels & Resorts, Inc.*	180,970	2,955
Kimco Realty Corp.	175,020	3,632
Total		21,641

Food & Staples Retailing 1.61%
BJ’s Wholesale Club Holdings, Inc.*	81,500	4,476

Health Care Equipment & Supplies 1.69%
Zimmer Biomet Holdings, Inc.	32,030	4,688

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Health Care Providers & Services 4.25%
AmerisourceBergen Corp.	35,810	$4,277
Molina Healthcare, Inc.*	14,480	3,929
Quest Diagnostics, Inc.	24,790	3,602
Total		11,808

Health Care Technology 1.38%
Cerner Corp.	54,260	3,826

Hotels, Restaurants & Leisure 2.85%
Caesars Entertainment, Inc.*	46,870	5,263
Domino’s Pizza, Inc.	5,590	2,666
Total		7,929

Household Durables 1.34%
Leggett & Platt, Inc.	82,940	3,719

Household Products 1.55%
Spectrum Brands Holdings, Inc.	45,056	4,311

Information Technology Services 2.98%
Euronet Worldwide, Inc.*	35,640	4,536
Sabre Corp.*	316,400	3,746
Total		8,282

Insurance 5.96%
American Financial Group, Inc. OH	31,960	4,022
Arch Capital Group Ltd.*	107,450	4,102
Fidelity National Financial, Inc.	93,600	4,244
Hartford Financial Services Group, Inc. (The)	59,690	4,193
Total		16,561

Machinery 5.19%
Allison Transmission Holdings, Inc.	78,210	2,762
Crane Co.	45,190	4,284
Cummins, Inc.	14,460	3,247
Westinghouse Air Brake Technologies Corp.	47,750	4,117
Total		14,410

Media 1.95%
Discovery, Inc. Class A*(b)	102,350	2,598
Nexstar Media Group, Inc. Class A	18,460	2,805
Total		5,403

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2021

Investments	Shares	Fair Value (000)
Metals & Mining 1.19%
Reliance Steel & Aluminum Co.	23,200	$3,304

Multi-Utilities 1.46%
CMS Energy Corp.	67,820	4,051

Oil, Gas & Consumable Fuels 5.19%
Chesapeake Energy Corp.	46,480	2,863
Marathon Petroleum Corp.	52,210	3,227
ONEOK, Inc.	48,980	2,840
Pioneer Natural Resources Co.	32,910	5,480
Total		14,410

Pharmaceuticals 1.69%
Organon & Co.	143,380	4,701

Real Estate Management & Development 0.79%
Realogy Holdings Corp.*	124,800	2,189

Semiconductors & Semiconductor Equipment 2.19%
Brooks Automation, Inc.	27,000	2,763
Teradyne, Inc.	30,300	3,308
Total		6,071

Specialty Retail 3.17%
Burlington Stores, Inc.*	14,350	4,069
Williams-Sonoma, Inc.	26,730	4,740
Total		8,809

Technology Hardware, Storage & Peripherals 2.05%
NetApp, Inc.	63,560	5,705

Trading Companies & Distributors 1.72%
AerCap Holdings NV (Ireland)*(c)	82,610	4,776
Total Common Stocks (cost $226,899,475)		277,198

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

MID CAP STOCK PORTFOLIO September 30, 2021

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENTS 1.45%

Repurchase Agreements 0.50%
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $1,436,700 of U.S. Treasury Note at 1.250% due 09/30/2028; value: $1,429,292; proceeds: $1,401,255 (cost $1,401,255)	$1,401	$1,401

	Shares

Money Market Fund 0.85%
Fidelity Government Portfolio(d) (cost $2,371,028)	2,371,028	2,371

Time Deposit 0.10%
CitiBank N.A.(d) (cost $263,448)	263,448	263
Total Short-Term Investments (cost $4,035,731)		4,035
Total Investments in Securities 101.22% (cost $230,935,206)		281,233
Other Assets and Liabilities – Net (1.22)%		(3,395)
Net Assets 100.00%		$277,838

DKK	Danish Krone.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Foreign security traded in U.S. dollars.
(d)	Security was purchased with the cash collateral from loaned securities.

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

MID CAP STOCK PORTFOLIO September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Long-Term Investments
Common Stocks
Beverages	$–	$3,356	$–	$3,356
Remaining Industries	273,842	–	–	273,842
Short-Term Investments
Repurchase Agreements	–	1,401	–	1,401
Money Market Fund	2,371	–	–	2,371
Time Deposit	–	263	–	263
Total	$276,213	$5,020	$–	$281,233

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 99.48%

ASSET-BACKED SECURITIES 25.04%

Auto Floor Plan 1.59%
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024	$239	$241,820
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026	305	323,077
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024	180	182,347
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%		5/15/2024	147	149,216
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%		10/15/2023	100	100,154
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%		10/15/2023	374	374,471
NextGear Floorplan Master Owner Trust 2020-1A A1†	0.884% (1 Mo. LIBOR + .80%)	#	2/15/2025	530	534,584
Total					1,905,669

Automobiles 9.81%
Ally Auto Receivables Trust 2019-3 A3	1.93%		5/15/2024	69	69,176
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%		3/20/2023	3	3,311
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%		1/21/2025	64	64,747
ARI Fleet Lease Trust 2020-A A2†	1.77%		8/15/2028	46	46,674
Bank of The West Auto Trust 2017-1 A4†	2.33%		9/15/2023	75	75,497
CarMax Auto Owner Trust 2020-2 A3	1.70%		11/15/2024	28	28,028
CarMax Auto Owner Trust 2020-2 D	5.75%		5/17/2027	275	301,303
Carvana Auto Receivables Trust 2019-2A C†	3.00%		6/17/2024	43	43,618
Carvana Auto Receivables Trust 2021-N1 A	0.70%		1/10/2028	60	60,123
CPS Auto Receivables Trust 2019-C C†	2.84%		6/16/2025	77	77,212
CPS Auto Receivables Trust 2019-C D†	3.17%		6/16/2025	200	205,071
CPS Auto Receivables Trust 2019-D B†	2.35%		11/15/2023	14	14,352
CPS Auto Receivables Trust 2019-D C†	2.54%		8/15/2024	100	100,893
CPS Auto Receivables Trust 2020-C B†	1.01%		1/15/2025	260	260,861
Credit Acceptance Auto Loan Trust 2021-3A A†	1.00%		5/15/2030	250	250,330
Drive Auto Receivables Trust 2017-2 D	3.49%		9/15/2023	11	11,240
Drive Auto Receivables Trust 2018-4 D	4.09%		1/15/2026	29	29,322
Drive Auto Receivables Trust 2018-5 C	3.99%		1/15/2025	32	32,461
Drive Auto Receivables Trust 2019-2 D	3.69%		8/17/2026	44	45,425
Drive Auto Receivables Trust 2019-2 C	3.42%		6/16/2025	54	55,035
Drive Auto Receivables Trust 2019-4 D	2.70%		2/16/2027	82	84,061
Drive Auto Receivables Trust 2019-4 C	2.51%		11/17/2025	107	107,996
Drive Auto Receivables Trust 2021-1 C	1.02%		6/15/2027	100	100,474
Drive Auto Receivables Trust 2021-1 D	1.45%		1/16/2029	100	100,354
Drive Auto Receivables Trust 2021-2 A2	0.36%		5/15/2024	200	200,082

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Drive Auto Receivables Trust 2021-2 D	1.39%	3/15/2029	$171	$170,629
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	154	154,050
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	6	5,897
Exeter Automobile Receivables Trust 2021-2A A2	0.27%	1/16/2024	80	80,388
Exeter Automobile Receivables Trust 2021-2A C	0.98%	6/15/2026	55	55,139
Exeter Automobile Receivables Trust 2021-2A D	1.40%	4/15/2027	100	99,868
Exeter Automobile Receivables Trust 2021-3 A2	0.34%	1/16/2024	150	150,011
Exeter Automobile Receivables Trust 2021-3 B	0.69%	1/15/2026	555	556,317
Exeter Automobile Receivables Trust 2021-3 D	1.55%	6/15/2027	115	114,923
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50	51,317
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	215	214,891
Ford Credit Auto Lease Trust 2021-A A3	0.26%	2/15/2024	209	209,081
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100	102,015
Ford Credit Auto Owner Trust 2018-REV2 A†	3.47%	1/15/2030	200	210,712
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	200	213,061
Ford Credit Auto Owner Trust 2020-C A3	0.41%	7/15/2025	155	155,168
Ford Credit Auto Owner Trust 2021-A A2	0.17%	10/15/2023	270	269,701
Ford Credit Auto Owner Trust REV1 2021-1 A†	1.37%	10/17/2033	150	150,845
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	92	92,619
GLS Auto Receivables Issuer Trust 2021-3 A†	0.42%	1/15/2025	270	270,059
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	73	73,283
GM Financial Automobile Leasing Trust 2020-3 A4	0.51%	10/21/2024	363	363,945
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	26	26,691
GM Financial Consumer Automobile Receivables Trust 2020-4 A3	0.38%	8/18/2025	195	195,156
GM Financial Consumer Automobile Receivables Trust 2021-1 A3	0.35%	10/16/2025	126	126,041
GM Financial Consumer Automobile Receivables Trust 2021-1 A2	0.23%	11/16/2023	101	101,060
GM Financial Leasing Trust 2021-1 A3	0.26%	2/20/2024	267	266,999
GM Financial Leasing Trust 2021-1 A2	0.17%	4/20/2023	293	293,206
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	155	155,554
Hertz Vehicle Financing LLC A†	1.21%	12/26/2025	175	175,815
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	75	75,395
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	156	156,193
Honda Auto Receivables Owner Trust 2021-1 A2	0.16%	7/21/2023	203	202,977
Honda Auto Receivables Owner Trust 2021-2 A2	0.17%	11/15/2023	270	269,928
Hyundai Auto Lease Securitization Trust 2021-A A2†	0.25%	4/17/2023	89	89,256

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%		3/15/2023	$89	$89,008
Mercedes-Benz Auto Lease Trust 2021-A A3	0.25%		1/16/2024	139	139,056
Nissan Auto Lease Trust 2020-B A3	0.43%		10/16/2023	178	178,319
Santander Drive Auto Receivables Trust 2018-4 C	3.56%		7/15/2024	5	4,568
Santander Drive Auto Receivables Trust 2019-3 C	2.49%		10/15/2025	103	103,566
Santander Drive Auto Receivables Trust 2020-2 D	2.22%		9/15/2026	216	220,343
Santander Drive Auto Receivables Trust 2021-1 C	0.75%		2/17/2026	111	111,498
Santander Drive Auto Receivables Trust 2021-2 A2	0.28%		4/15/2024	190	190,280
Santander Drive Auto Receivables Trust 2021-2 D	1.35%		7/15/2027	135	135,652
Santander Drive Auto Receivables Trust 2021-3 A2	0.29%		5/15/2024	385	385,108
Santander Retail Auto Lease Trust 2019-B D†	3.31%		6/20/2024	72	73,708
Santander Retail Auto Lease Trust 2021-A A3†	0.51%		7/22/2024	305	305,282
Santander Retail Auto Lease Trust 2021-C A2†	0.29%		4/22/2024	135	134,774
Santander Retail Auto Lease Trust 2021-C A3†	0.50%		3/20/2025	140	140,022
Toyota Auto Receivables Owner Trust 2020-D A3	0.35%		1/15/2025	161	161,144
Toyota Auto Receivables Owner Trust 2020-D A2	0.23%		5/15/2023	80	80,215
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%		11/20/2024	141	141,808
Westlake Automobile Receivables Trust 2019-2A D†	3.20%		11/15/2024	86	88,195
Westlake Automobile Receivables Trust 2019-3A B†	2.41%		10/15/2024	87	87,561
Westlake Automobile Receivables Trust 2019-3A C†	2.49%		10/15/2024	94	95,156
Westlake Automobile Receivables Trust 2021-2 A2A†	0.32%		4/15/2025	300	300,116
Westlake Automobile Receivables Trust 2021-2 C†	0.89%		7/15/2026	100	100,136
World Omni Automobile Lease Securitization Trust 2020-B A3	0.45%		2/15/2024	91	91,169
World Omni Select Auto Trust 2018-1A D†	4.13%		1/15/2025	52	52,682
World Omni Select Auto Trust 2019-A C	2.38%		12/15/2025	15	15,363
World Omni Select Auto Trust 2019-A D	2.59%		12/15/2025	45	45,942
Total					11,736,507

Credit Card 0.59%
Capital One Multi-Asset Execution Trust 2019-A2 A2	1.72%		8/15/2024	41	41,547
Master Credit Card Trust II Series 2018-1A A†	0.574% (1 Mo. LIBOR + .49%)	#	7/21/2024	100	100,537
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%		10/15/2025	100	102,485
World Financial Network Credit Card Master Trust 2018-C A	3.55%		8/15/2025	173	173,241
World Financial Network Credit Card Master Trust 2018-C M	3.95%		8/15/2025	36	36,043
World Financial Network Credit Card Master Trust 2019-A A	3.14%		12/15/2025	97	98,072

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Credit Card (continued)
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	$8	$8,132
World Financial Network Credit Card Master Trust 2019-C A	2.21%		7/15/2026	140	142,657
Total					702,714

Others 12.23%
ACAM 2019-FL1 Ltd. A†	1.565% (1 Mo. SOFR + 1.51%)	#	11/17/2034	168	168,897
ACREC 2021-FL1 Ltd. A†(a)	1.235% (1 Mo. LIBOR + 1.15%)	#	10/18/2036	300	300,300
Affirm Asset Securitization Trust 2021-B A†	1.03%		8/17/2026	175	175,333
Ammc Clo Ltd. 2016-19A BR†	1.926% (3 Mo. LIBOR + 1.80%)	#	10/16/2028	250	250,445
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%		7/20/2022	18	18,554
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%		6/20/2024	45	45,757
Apidos CLO XXII 2015-22A A1R†	1.194% (3 Mo. LIBOR + 1.06%)	#	4/20/2031	250	250,341
Apidos CLO XXIV 2016-24A A1AL†	1.084% (3 Mo. LIBOR + .95%)	#	10/20/2030	250	250,132
Apidos CLO XXXI 2019-31A A1R†	1.226% (3 Mo. LIBOR + 1.10%)	#	4/15/2031	250	250,223
Aqua Finance Trust†(a)	1.79%		7/17/2046	230	230,312	(b)
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 A†	1.184% (1 Mo. LIBOR + 1.10%)	#	5/15/2036	110	110,172
Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd. A†	1.155% (1 Mo. LIBOR + 1.07%)	#	8/15/2034	150	150,188
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.234% (1 Mo. LIBOR + 1.15%)	#	6/15/2028	100	100,125
ARES L CLO Ltd. AR†	1.176% (3 Mo. LIBOR + 1.05%)	#	1/15/2032	250	249,845
Bain Capital Credit CLO 2020-5 Ltd. A1†	1.354% (3 Mo. LIBOR + 1.22%)	#	1/20/2032	250	250,397
Bain Capital Credit CLO Ltd. 2017-1A A1R†	1.104% (3 Mo. LIBOR + .97%)	#	7/20/2030	250	249,995
Barings CLO Ltd. 2019-3A A1R†	1.204% (3 Mo. LIBOR + 1.07%)	#	4/20/2031	250	249,945
BDS Ltd. 2021-FL7 A†	1.155% (1 Mo. LIBOR + 1.07%)	#	6/16/2036	200	200,250

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Benefit Street Partners CLO IV Ltd. 2014-IVA ARRR†	1.314% (3 Mo. LIBOR + 1.18%)	#	1/20/2032	$250	$250,309
BlueMountain Fuji US CLO I Ltd. 2017-1A A1R†	1.114% (3 Mo. LIBOR + .98%)	#	7/20/2029	250	250,045
BSPRT 2019-FL5 Issuer Ltd. A†	1.234% (1 Mo. LIBOR + 1.15%)	#	5/15/2029	91	90,905
Carlyle Global Market Strategies CLO Ltd. 2015-1A AR3†	Zero Coupon	#(c)	7/20/2031	250	250,067
Carlyle US CLO Ltd. 2017-3A A1AR†	1.034% (3 Mo. LIBOR +.9%)	#	7/20/2029	250	250,023
Cedar Funding Ltd. 2021-14A A†	1.188% (3 Mo. LIBOR + 1.10%)	#	7/15/2033	250	250,022
Cedar Funding X CLO Ltd. AR†(a)	Zero Coupon	#(c)	10/20/2032	250	250,125	(b)
Cedar Funding XI Clo Ltd. 2019-11A A1R†	1.171% (3 Mo. LIBOR + 1.05%)	#	5/29/2032	220	219,895
CIFC Funding II Ltd. 2013-2A A1L2†	Zero Coupon	#(c)	10/18/2030	250	250,043
CoreVest American Finance Trust 2018-1 A†	3.804%		6/15/2051	42	42,662
Dell Equipment Finance Trust 2021-2 A2†	0.33%		12/22/2026	120	120,267	(b)
Diamond Resorts Owner Trust 2018-1 A†	3.70%		1/21/2031	32	33,297
Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031	26	27,070
DLL LLC 2018-1 A4†	3.27%		4/17/2026	38	38,439
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025	4	3,842
Dryden Senior Loan Fund 2017-47A A1R†	1.106% (3 Mo. LIBOR + .98%)	#	4/15/2028	250	250,041
Elmwood CLO VI Ltd. 2020-3A A†	1.446% (3 Mo. LIBOR + 1.32%)	#	10/15/2031	250	250,211
Elmwood CLO X Ltd. A†	1.13% (3 Mo. LIBOR + 1.04%)	#	10/20/2034	250	250,021
Galaxy XIX CLO Ltd. 2015-19A A1RR†	1.075% (3 Mo. LIBOR + .95%)	#	7/24/2030	150	150,090
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.634% (1 Mo. LIBOR + 1.55%)	#	9/15/2028	124	124,139
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.234% (1 Mo. LIBOR + 2.15%)	#	9/15/2028	38	37,768
Greystone CRE Notes 2021-FL3 Ltd. A†	1.104% (1 Mo. LIBOR + 1.02%)	#	7/15/2039	170	170,150
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.205% (3 Mo. LIBOR + 1.08%)	#	7/25/2027	23	22,627

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
HGI CRE CLO 2021-FL2 Ltd. A†	1.10% (1 Mo. LIBOR + 1.00%)	#	9/19/2026	$300	$303,000
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030	100	101,261
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030	16	15,626
JFIN CLO Ltd. 2013-1A A1NR†	1.524% (3 Mo. LIBOR + 1.39%)	#	1/20/2030	129	129,838
Kayne CLO II Ltd. 2018-2A AR†	1.206% (3 Mo. LIBOR + 1.08%)	#	10/15/2031	250	250,389
KKR Clo 24 Ltd. A1R†	1.214% (3 Mo. LIBOR + 1.08%)	#	4/20/2032	250	250,029
KKR CLO 28 Ltd. A†	1.256% (3 Mo. LIBOR + 1.14%)	#	3/15/2031	250	250,376
LFT CRE Ltd. 2021-FL1 B†	1.834% (1 Mo. LIBOR + 1.75%)	#	6/15/2039	200	200,342
LoanCore Issuer Ltd. 2019-CRE2 C†	2.084% (1 Mo. LIBOR + 2.00%)	#	5/15/2036	430	429,333
M360 2019-CRE2 LLC A†	1.565% (1 Mo. SOFR + 1.51%)	#	9/15/2034	109	109,003
Madison Park Funding XI Ltd. 2013-11A AR2†	1.038% (3 Mo. LIBOR + .90%)	#	7/23/2029	250	250,106
Magnetite Ltd. 2021-29A A†	1.116% (3 Mo. LIBOR + .99%)	#	1/15/2034	250	250,192
MF1 2021-FL7 Ltd. A†	1.175% (1 Mo. LIBOR + 1.08%)	#	10/18/2036	240	240,144
MF1 2021-FL7 Ltd. AS†	1.545% (1 Mo. LIBOR + 1.45%)	#	10/18/2036	230	230,402
Mountain View CLO LLC 2017-1A AR†	1.216% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	250	250,062
MVW Owner Trust 2017-1A A†	2.42%		12/20/2034	22	21,934
OCP Clo 2019-17 Ltd. A1R†	1.174% (3 Mo. LIBOR + 1.04%)	#	7/20/2032	300	299,166
Octagon Investment Partners XIV Ltd. 2012-1A AARR†	1.076% (3 Mo. LIBOR + .95%)	#	7/15/2029	250	250,027
Octagon Investment Partners XVII Ltd. A1R2†	1.125% (3 Mo. LIBOR + 1.00%)	#	1/25/2031	250	249,948
Octagon Investment Partners XXI Ltd. 2014-1A AAR3†	1.125% (3 Mo. LIBOR + 1.00%)	#	2/14/2031	250	250,175
OneMain Financial Issuance Trust 2018-2A A†	3.57%		3/14/2033	100	104,349
OneMain Financial Issuance Trust 2019-1A A†	3.48%		2/14/2031	61	60,667
OneMain Financial Issuance Trust 2019-1A B†	3.79%		2/14/2031	100	100,341

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Orange Lake Timeshare Trust 2019-A A†	3.06%		4/9/2038	$23	$23,905
OZLM VIII Ltd. 2014-8A A1RR†	1.304% (3 Mo. LIBOR + 1.17%)	#	10/17/2029	248	248,364
PFS Financing Corp. 2020-E A†	1.00%		10/15/2025	136	137,147
PFS Financing Corp. 2020-G A†	0.97%		2/15/2026	108	108,700
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	97	99,963
Prima Capital CRE Securitization 2015-5A C†	4.50%		12/24/2050	32	31,956
Progress Residential 2021-SFR8 Trust F†	3.181%		10/17/2038	290	288,289
Romark CLO Ltd. A2R†	1.788% (3 Mo. LIBOR + 1.65%)	#	10/23/2030	340	339,357
SCF Equipment Leasing LLC 2019-2A A1†	2.22%		6/20/2024	26	25,841
SCF Equipment Leasing LLC 2019-2A A2†	2.47%		4/20/2026	177	181,150
SCF Equipment Leasing LLC 2021-1A A3†	0.83%		8/21/2028	500	499,361
TCI-Flatiron CLO Ltd. 2016-1 AR2†	1.284% (3 Mo. LIBOR + 1.15%)	#	1/17/2032	250	250,477
TCI-Flatiron CLO Ltd. 2018-1A ANR†	1.19% (3 Mo. LIBOR + 1.06%)	#	1/29/2032	250	250,469
Upstart Securitization Trust 2021-2 A†	0.91%		6/20/2031	125	125,486
Verizon Owner Trust 2020-B A	0.47%		2/20/2025	136	136,353
Verizon Owner Trust 2020-C A	0.41%		4/21/2025	205	205,395
Total					14,632,192

Rec Vehicle Loan ABS 0.07%
Octane Receivables Trust 2021-1A A†	0.93%		3/22/2027	82	82,578

Student Loan 0.75%
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%		7/15/2069	130	131,234
Navient Private Education Refi Loan Trust 2021-CA A†	1.06%		10/15/2069	297	297,472
Navient Private Education Refi Loan Trust 2021-F A†	1.11%		2/18/2070	200	199,963	(b)
Nelnet Student Loan Trust 2021-A APT1†	1.36%		4/20/2062	115	114,968
SLC Student Loan Trust 2008-1 A4A	1.716% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	40	40,123
SMB Private Education Loan Trust 2021-A A1†	0.584% (1 Mo. LIBOR + .50%)	#	1/15/2053	59	59,157
Towd Point Asset Trust 2018-SL1 A†	0.686% (1 Mo. LIBOR + .60%)	#	1/25/2046	49	48,363
Total					891,280
Total Asset-Backed Securities (cost $29,847,298)					29,950,940

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments			Shares (000)		Fair Value
COMMON STOCKS 0.00%

Miscellaneous Financials
UTEX Industries, Inc. (cost $210)			–	(d)	$288

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.09%

Internet
Weibo Corp. (China)(e) (cost $107,815)	1.25%	11/15/2022	$110		107,525

CORPORATE BONDS 46.39%

Aerospace/Defense 1.49%
BAE Systems plc (United Kingdom)†(e)	4.75%	10/11/2021	400		400,316
Boeing Co. (The)	2.80%	3/1/2023	316		324,827
Boeing Co. (The)	4.508%	5/1/2023	179		189,152
Boeing Co. (The)	4.875%	5/1/2025	488		543,332
Howmet Aerospace, Inc.	5.125%	10/1/2024	58		64,035
Howmet Aerospace, Inc.	6.875%	5/1/2025	128		149,922
Kratos Defense & Security Solutions, Inc.†	6.50%	11/30/2025	17		17,646
TransDigm, Inc.†	8.00%	12/15/2025	86		91,805
Total					1,781,035

Agriculture 1.32%
BAT Capital Corp.	2.789%	9/6/2024	54		56,807
BAT Capital Corp.	3.222%	8/15/2024	832		882,322
Imperial Brands Finance plc (United Kingdom)†(e)	3.125%	7/26/2024	400		421,000
Reynolds American, Inc.	4.45%	6/12/2025	14		15,440
Viterra Finance BV (Netherlands)†(e)	2.00%	4/21/2026	200		201,542
Total					1,577,111

Airlines 0.21%
Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(e)	3.875%	3/15/2023	11		11,077
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(e)	5.00%	12/15/2023	6		5,952
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/2022	42		42,108
American Airlines Group, Inc.†	3.75%	3/1/2025	92		83,016

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Airlines (continued)
Hawaiian Airlines 2013-1 Class B
Pass-Through Certificates	4.95%		1/15/2022	$50	$50,368
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	24	27,375
United Airlines 2014-1 Class B Pass-Through Trust	4.75%		4/11/2022	7	6,916
US Airways 2013-1 Class B Pass-Through Trust	5.375%		11/15/2021	29	28,539
Total					255,351

Apparel 0.12%
PVH Corp.	4.625%		7/10/2025	38	41,869
William Carter Co. (The)†	5.50%		5/15/2025	101	106,247
Total					148,116

Auto Manufacturers 3.53%
Daimler Finance North America LLC†	0.791% (3 Mo. LIBOR + .67%)	#	11/5/2021	150	150,095
Ford Motor Co.	8.50%		4/21/2023	300	330,357
Ford Motor Credit Co. LLC	2.979%		8/3/2022	300	303,648
Ford Motor Credit Co. LLC	3.087%		1/9/2023	200	203,190
Ford Motor Credit Co. LLC	3.81%		1/9/2024	200	206,750
Ford Motor Credit Co. LLC	4.25%		9/20/2022	306	313,344
General Motors Co.	5.40%		10/2/2023	157	171,273
General Motors Co.	6.125%		10/1/2025	24	28,130
General Motors Financial Co., Inc.	1.135% (3 Mo. LIBOR + .99%)	#	1/5/2023	64	64,641
General Motors Financial Co., Inc.	2.75%		6/20/2025	134	140,153
General Motors Financial Co., Inc.	2.90%		2/26/2025	54	56,675
General Motors Financial Co., Inc.	3.15%		6/30/2022	79	80,430
General Motors Financial Co., Inc.	3.70%		5/9/2023	139	145,063
General Motors Financial Co., Inc.	3.95%		4/13/2024	140	149,667
General Motors Financial Co., Inc.	4.25%		5/15/2023	23	24,306
General Motors Financial Co., Inc.	5.10%		1/17/2024	132	144,131
General Motors Financial Co., Inc.	5.25%		3/1/2026	61	69,741
Hyundai Capital America†	0.80%		1/8/2024	160	159,357
Hyundai Capital America†	0.875%		6/14/2024	160	159,201
Hyundai Capital America†	1.00%		9/17/2024	47	46,849
Hyundai Capital America†	1.25%		9/18/2023	218	219,928
Hyundai Capital America†	1.30%		1/8/2026	81	79,737
Hyundai Capital America†	1.50%		6/15/2026	91	90,063
Hyundai Capital America†	3.25%		9/20/2022	31	31,787
Hyundai Capital America†	5.875%		4/7/2025	137	156,642

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Auto Manufacturers (continued)
Volkswagen Group of America Finance LLC†	1.063% (3 Mo. LIBOR + .94%)	#	11/12/2021	$700	$700,734
Total					4,225,892

Auto Parts & Equipment 0.41%
ZF North America Capital, Inc.†	4.75%		4/29/2025	450	486,873

Banks 11.64%
ABN AMRO Bank NV (Netherlands)(e)	6.25%		4/27/2022	400	413,260
AIB Group plc (Ireland)†(e)	4.263% (3 Mo. LIBOR + 1.87%)	#	4/10/2025	400	428,999
Australia & New Zealand Banking Group Ltd. (Australia)†(e)	4.40%		5/19/2026	200	224,079
Bank of America Corp.	0.523% (SOFR + .41%)	#	6/14/2024	151	150,978
Bank of America Corp.	0.981% (SOFR + .91%)	#	9/25/2025	37	37,062
Bank of America Corp.	1.319% (SOFR + 1.15%)	#	6/19/2026	89	89,011
Bank of America Corp.	3.95%		4/21/2025	136	148,271
Bank of America Corp.	4.00%		1/22/2025	248	269,601
Bank of America Corp.	4.20%		8/26/2024	175	191,490
Bank of Ireland Group plc (Ireland)†(e)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027	200	200,108
BankUnited, Inc.	4.875%		11/17/2025	211	238,485
Barclays plc (United Kingdom)(e)	4.375%		9/11/2024	200	217,987
BBVA Bancomer SA†	6.75%		9/30/2022	150	157,938
CIT Group, Inc.	3.929% (SOFR + 3.83%)	#	6/19/2024	41	42,957
CIT Group, Inc.	4.75%		2/16/2024	49	52,369
CIT Group, Inc.	5.00%		8/15/2022	50	51,813
CIT Group, Inc.	5.00%		8/1/2023	489	523,230
Citigroup, Inc.	1.678% (SOFR + 1.67%)	#	5/15/2024	95	96,878
Citigroup, Inc.	3.106% (SOFR + 2.84%)	#	4/8/2026	402	426,963
Citigroup, Inc.	3.142% (3 Mo. LIBOR + .72%)	#	1/24/2023	98	98,829
Citigroup, Inc.	3.352% (3 Mo. LIBOR + .90%)	#	4/24/2025	121	128,550
Citigroup, Inc.	3.875%		3/26/2025	20	21,731
Citigroup, Inc.	4.05%		7/30/2022	55	56,677
Citigroup, Inc.	4.40%		6/10/2025	347	383,980
Credit Suisse Group AG (Switzerland)†(e)	2.193% (SOFR + 2.04%)	#	6/5/2026	250	254,796
Credit Suisse Group AG (Switzerland)(e)	3.75%		3/26/2025	250	269,723
Danske Bank A/S (Denmark)†(e)	0.976% (1 Yr. Treasury CMT + .55%)	#	9/10/2025	200	199,726

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Danske Bank A/S (Denmark)†(e)	1.171% (1 Yr. Treasury CMT + 1.03%)	#	12/8/2023	$400	$401,990
Danske Bank A/S (Denmark)†(e)	1.621% (1 Yr. Treasury CMT + 1.35%)	#	9/11/2026	200	200,106
Danske Bank A/S (Denmark)†(e)	3.244% (3 Mo. LIBOR + 1.59%)	#	12/20/2025	400	425,071
Danske Bank A/S (Denmark)†(e)	5.00%		1/12/2022	200	202,413
Danske Bank A/S (Denmark)†(e)	5.375%		1/12/2024	200	219,544
FNB Corp.	2.20%		2/24/2023	53	53,802
Goldman Sachs Group, Inc. (The)	0.657% (SOFR + .51%)	#	9/10/2024	151	151,052
Goldman Sachs Group, Inc. (The)	0.881% (3 Mo. LIBOR + .75%)	#	2/23/2023	240	241,965
Goldman Sachs Group, Inc. (The)	1.125% (3 Mo. LIBOR + 1.00%)	#	7/24/2023	109	109,763
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025	109	120,768
HSBC Holdings plc (United Kingdom)(e)	0.732% (SOFR + .53%)	#	8/17/2024	200	200,193
HSBC Holdings plc (United Kingdom)(e)	0.976% (SOFR + .71%)	#	5/24/2025	200	199,698
Intesa Sanpaolo SpA (Italy)†(e)	5.017%		6/26/2024	400	432,005
JPMorgan Chase & Co.	0.768% (SOFR + .49%)	#	8/9/2025	148	147,439
JPMorgan Chase & Co.	0.824% (SOFR + .54%)	#	6/1/2025	172	172,012
Lloyds Banking Group plc (United Kingdom)(e)	1.326% (1 Yr. Treasury CMT + 1.10%)	#	6/15/2023	200	201,308
Lloyds Banking Group plc (United Kingdom)(e)	4.582%		12/10/2025	200	223,343
Macquarie Group Ltd. (Australia)†(e)	1.34% (SOFR + 1.07%)	#	1/12/2027	65	64,461
Macquarie Group Ltd. (Australia)†(e)	3.189% (3 Mo. LIBOR + 1.02%)	#	11/28/2023	12	12,359
Macquarie Group Ltd. (Australia)†(e)	4.15% (3 Mo. LIBOR + 1.33%)	#	3/27/2024	75	78,804
Mitsubishi UFJ Financial Group, Inc. (Japan)(e)	0.953% (1 Yr. Treasury CMT + .55%)	#	7/19/2025	200	200,279
Morgan Stanley	0.79% (SOFR + .53%)	#	5/30/2025	170	169,536
Morgan Stanley	0.791% (SOFR + .51%)	#	1/22/2025	187	187,029
Morgan Stanley	5.00%		11/24/2025	106	121,235
Natwest Group plc (United Kingdom)(e)	5.125%		5/28/2024	376	414,419
NatWest Markets plc (United Kingdom)†(e)	0.80%		8/12/2024	200	199,633
Popular, Inc.	6.125%		9/14/2023	23	24,725

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Santander Holdings USA, Inc.	3.40%		1/18/2023	$85	$87,921
Santander Holdings USA, Inc.	3.45%		6/2/2025	76	81,408
Santander UK Group Holdings plc (United Kingdom)(e)	1.089% (SOFR + .79%)	#	3/15/2025	200	200,399
Standard Chartered plc (United Kingdom)†(e)	0.991% (1 Yr. Treasury CMT + .78%)	#	1/12/2025	400	398,886
Standard Chartered plc (United Kingdom)†(e)	1.214% (1 Yr. Treasury CMT + .88%)	#	3/23/2025	200	200,393
Standard Chartered plc (United Kingdom)†(e)	1.319% (1 Yr. Treasury CMT + 1.17%)	#	10/14/2023	200	201,294
Swedbank AB (Sweden)†(e)	1.30%		6/2/2023	200	202,957
Synovus Financial Corp.	3.125%		11/1/2022	44	45,006
UBS AG (United Kingdom)†(e)	1.75%		4/21/2022	200	201,448
UBS AG (Switzerland)(e)	5.125%		5/15/2024	600	657,042
UBS AG	7.625%		8/17/2022	613	649,590
UniCredit SpA (Italy)†(e)	7.83%		12/4/2023	350	400,667
Wells Fargo & Co.	3.75%		1/24/2024	49	52,395
Total					13,929,849

Beverages 0.10%
Central American Bottling Corp. (Guatemala)†(e)	5.75%		1/31/2027	110	113,492

Building Materials 0.01%
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	7	7,499

Chemicals 0.31%
Celanese US Holdings LLC	4.625%		11/15/2022	160	167,328
Orbia Advance Corp. SAB de CV (Mexico)†(e)	1.875%		5/11/2026	200	200,578
Total					367,906

Commercial Services 0.24%
IHS Markit Ltd. (United Kingdom)(e)	4.125%		8/1/2023	71	75,363
Quanta Services, Inc.	0.95%		10/1/2024	29	29,017
Sabre GLBL, Inc.†	7.375%		9/1/2025	100	106,705
Triton Container International Ltd.†	0.80%		8/1/2023	46	45,977
Triton Container International Ltd.†	1.15%		6/7/2024	30	29,962
Total					287,024

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computers 0.64%
Dell International LLC/EMC Corp.	5.45%	6/15/2023	$520	$557,872
Dell International LLC/EMC Corp.	5.85%	7/15/2025	23	26,772
Dell International LLC/EMC Corp.	6.02%	6/15/2026	155	184,503
Total				769,147

Diversified Financial Services 3.77%
Air Lease Corp.	4.25%	2/1/2024	33	35,426
Aircastle Ltd.	4.40%	9/25/2023	184	195,999
Aircastle Ltd.	5.00%	4/1/2023	107	113,698
Aircastle Ltd.†	5.25%	8/11/2025	70	78,292
Alliance Data Systems Corp.†	4.75%	12/15/2024	120	123,061
Alliance Data Systems Corp.†	7.00%	1/15/2026	129	138,441
Ally Financial, Inc.	1.45%	10/2/2023	23	23,347
Ally Financial, Inc.	3.875%	5/21/2024	266	286,218
Ally Financial, Inc.	4.625%	3/30/2025	61	67,782
Ally Financial, Inc.	5.125%	9/30/2024	295	330,535
Ally Financial, Inc.	5.75%	11/20/2025	110	125,839
Aviation Capital Group LLC†	1.95%	1/30/2026	53	52,834
Aviation Capital Group LLC†	2.875%	1/20/2022	16	16,084
Aviation Capital Group LLC†	3.875%	5/1/2023	92	96,023
Aviation Capital Group LLC†	5.50%	12/15/2024	109	122,205
Avolon Holdings Funding Ltd. (Ireland)†(e)	2.125%	2/21/2026	45	44,561
Avolon Holdings Funding Ltd. (Ireland)†(e)	3.625%	5/1/2022	26	26,392
Avolon Holdings Funding Ltd. (Ireland)†(e)	4.25%	4/15/2026	42	45,194
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.125%	10/1/2023	152	163,370
Avolon Holdings Funding Ltd. (Ireland)†(e)	5.25%	5/15/2024	152	166,145
Citigroup Global Markets Holdings Inc/U.S.	0.75%	6/7/2024	117	116,742
Discover Financial Services	5.20%	4/27/2022	144	147,828
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	78	76,666
Jefferies Financial Group, Inc.	5.50%	10/18/2023	195	207,503
Jefferies Group LLC	5.125%	1/20/2023	42	44,435
Muthoot Finance Ltd. (India)†(e)	4.40%	9/2/2023	200	204,040
Muthoot Finance Ltd. (India)†(e)	6.125%	10/31/2022	200	206,595
Navient Corp.	5.50%	1/25/2023	174	182,048
Navient Corp.	5.875%	10/25/2024	144	153,900
Navient Corp.	6.125%	3/25/2024	77	82,544
Navient Corp.	6.50%	6/15/2022	24	24,810
OneMain Finance Corp.	5.625%	3/15/2023	26	27,395
OneMain Finance Corp.	6.125%	5/15/2022	20	20,550
OneMain Finance Corp.	6.125%	3/15/2024	139	148,695

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Diversified Financial Services (continued)
OneMain Finance Corp.	8.25%		10/1/2023	$50	$55,970
Park Aerospace Holdings Ltd. (Ireland)†(e)	4.50%		3/15/2023	145	151,551
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.25%		8/15/2022	16	16,577
Park Aerospace Holdings Ltd. (Ireland)†(e)	5.50%		2/15/2024	228	248,869
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.†	2.875%		10/15/2026	151	147,746
Total					4,515,910

Electric 3.08%
AES Corp. (The)†	3.30%		7/15/2025	135	143,580
Alexander Funding Trust†	1.841%		11/15/2023	163	166,188
Ausgrid Finance Pty Ltd. (Australia)†(e)	3.85%		5/1/2023	225	233,572
Calpine Corp.†	5.25%		6/1/2026	195	200,846
Comision Federal de Electricidad (Mexico)†(e)	4.875%		1/15/2024	200	216,409
Emera US Finance LP†	0.833%		6/15/2024	27	26,924
Enel Finance International NV (Netherlands)†(e)	1.375%		7/12/2026	200	198,957
Entergy Louisiana LLC	0.95%		10/1/2024	71	71,027
FirstEnergy Corp.	3.35%		7/15/2022	278	281,642
FirstEnergy Transmission LLC†	4.35%		1/15/2025	150	163,198
Jersey Central Power & Light Co.†	4.70%		4/1/2024	146	157,486
NextEra Energy Capital Holdings, Inc.	0.401% (3 Mo. LIBOR + .27%)	#	2/22/2023	199	199,021
NextEra Energy Capital Holdings, Inc.	0.849% (3 Mo. LIBOR + .72%)	#	2/25/2022	200	200,492
NRG Energy, Inc.†	3.75%		6/15/2024	235	250,789
NRG Energy, Inc.	6.625%		1/15/2027	19	19,707
OGE Energy Corp.	0.703%		5/26/2023	17	17,002
Origin Energy Finance Ltd. (Australia)†(e)	5.45%		10/14/2021	110	110,147
Pacific Gas and Electric Co.	1.367%		3/10/2023	120	119,608
Pacific Gas and Electric Co.	3.15%		1/1/2026	315	325,917
Pacific Gas and Electric Co.	3.25%		6/15/2023	106	108,922
Pacific Gas and Electric Co.	3.75%		2/15/2024	47	49,047
San Diego Gas & Electric Co.	1.914%		2/1/2022	2	2,148
TransAlta Corp. (Canada)(e)	4.50%		11/15/2022	105	107,887
Vistra Operations Co. LLC†	3.55%		7/15/2024	301	316,685
Total					3,687,201

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.14%
Flex Ltd.	3.75%	2/1/2026	$102	$111,047
SYNNEX Corp.†	1.25%	8/9/2024	52	52,023
Total				163,070

Energy - Alternate Sources 0.03%
Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	34	35,211

Engineering & Construction 0.02%
Fluor Corp.	3.50%	12/15/2024	18	18,907

Entertainment 0.47%
Caesars Entertainment, Inc.†	6.25%	7/1/2025	102	107,509
Caesars Entertainment, Inc.†	8.125%	7/1/2027	71	79,909
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	21	22,165
International Game Technology plc†	4.125%	4/15/2026	200	208,124
Live Nation Entertainment, Inc.†	4.875%	11/1/2024	53	53,658
Vail Resorts, Inc.†	6.25%	5/15/2025	87	92,111
Total				563,476

Food 0.14%
Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	5.75%	3/15/2025	11	11,233
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	112	116,676
Fresh Market, Inc. (The)†	9.75%	5/1/2023	14	14,437
Kraft Heinz Foods Co.	3.00%	6/1/2026	14	14,755
US Foods, Inc.†	6.25%	4/15/2025	13	13,653
Total				170,754

Forest Products & Paper 0.10%
West Fraser Timber Co., Ltd. (Canada)†(e)	4.35%	10/15/2024	115	123,016

Gas 0.58%
Atmos Energy Corp.	0.625%	3/9/2023	62	62,002
National Fuel Gas Co.	3.75%	3/1/2023	25	25,889
National Fuel Gas Co.	5.50%	1/15/2026	176	202,841
National Fuel Gas Co.	7.395%	3/30/2023	25	26,674
ONE Gas, Inc.	0.85%	3/11/2023	131	131,024
ONE Gas, Inc.	1.10%	3/11/2024	250	250,014
Total				698,444

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care - Products 0.07%
PerkinElmer, Inc.	0.85%	9/15/2024	$88	$88,021

Health Care - Services 1.10%
Centene Corp.	4.25%	12/15/2027	155	162,424
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	194	197,390
HCA, Inc.	5.00%	3/15/2024	116	127,351
HCA, Inc.	5.25%	4/15/2025	237	268,773
HCA, Inc.	5.25%	6/15/2026	81	92,994
HCA, Inc.	5.375%	2/1/2025	104	116,350
HCA, Inc.	8.36%	4/15/2024	46	53,976
Humana, Inc.	0.65%	8/3/2023	76	76,053
Molina Healthcare, Inc.	5.375%	11/15/2022	105	108,381
Select Medical Corp.†	6.25%	8/15/2026	36	37,903
Universal Health Services, Inc.†	1.65%	9/1/2026	75	74,594
Total				1,316,189

Home Builders 0.24%
D.R. Horton, Inc.	4.75%	2/15/2023	7	7,321
D.R. Horton, Inc.	5.75%	8/15/2023	35	37,965
Lennar Corp.	4.50%	4/30/2024	67	72,526
Lennar Corp.	4.75%	11/15/2022	59	61,053
Lennar Corp.	4.75%	5/30/2025	33	36,810
Lennar Corp.	4.875%	12/15/2023	12	12,960
Toll Brothers Finance Corp.	4.375%	4/15/2023	30	31,065
Toll Brothers Finance Corp.	4.875%	11/15/2025	20	22,425
Total				282,125

Housewares 0.12%
Newell Brands, Inc.	4.35%	4/1/2023	116	120,937
Newell Brands, Inc.	4.875%	6/1/2025	20	22,099
Total				143,036

Insurance 0.78%
Assurant, Inc.	4.20%	9/27/2023	45	47,940
CNO Financial Group, Inc.	5.25%	5/30/2025	280	315,370
CNO Global Funding †	1.75%	10/7/2026	150	149,979
F&G Global Funding†	0.90%	9/20/2024	59	58,905
F&G Global Funding†	1.75%	6/30/2026	56	56,379
GA Global Funding Trust†	0.80%	9/13/2024	150	149,335
Kemper Corp.	4.35%	2/15/2025	44	47,822

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance (continued)
USI, Inc.†	6.875%	5/1/2025	$102	$103,935
Total				929,665

Internet 0.93%
Baidu, Inc. (China)(e)	3.875%	9/29/2023	200	211,375
Baidu, Inc. (China)(e)	4.375%	5/14/2024	200	216,392
E*TRADE Financial Corp.	2.95%	8/24/2022	36	36,724
Netflix, Inc.†	3.625%	6/15/2025	186	197,858
Netflix, Inc.	4.375%	11/15/2026	27	30,206
Uber Technologies, Inc.†	7.50%	5/15/2025	83	88,582
Uber Technologies, Inc.†	8.00%	11/1/2026	99	104,754
VeriSign, Inc.	5.25%	4/1/2025	19	21,620
Weibo Corp. (China)(e)	3.50%	7/5/2024	200	208,402
Total				1,115,913

Iron - Steel 0.26%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(e)	8.75%	7/15/2026	92	97,486
CSN Resources SA (Brazil)†(e)	7.625%	4/17/2026	200	212,290
Total				309,776

Leisure Time 0.44%
Carnival Corp.†	11.50%	4/1/2023	326	364,305
NCL Corp. Ltd.†	5.875%	3/15/2026	54	55,423
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	94	107,371
Total				527,099

Lodging 0.38%
Hyatt Hotels Corp.	1.30%	10/1/2023	75	75,110
Hyatt Hotels Corp.	1.80%	10/1/2024	57	57,129
Marriott International, Inc.	5.75%	5/1/2025	10	11,441
MGM Resorts International	6.00%	3/15/2023	8	8,470
MGM Resorts International	6.75%	5/1/2025	49	51,695
Travel + Leisure Co.	6.60%	10/1/2025	49	55,159
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	4.25%	5/30/2023	164	165,487
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025	31	31,171
Total				455,662

Machinery - Diversified 0.68%
CNH Industrial Capital LLC	4.375%	4/5/2022	79	80,518
CNH Industrial NV (United Kingdom)(e)	4.50%	8/15/2023	150	160,384

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Machinery - Diversified (continued)
Flowserve Corp.	4.00%		11/15/2023	$206	$218,567
Granite US Holdings Corp.†	11.00%		10/1/2027	29	31,791
Nvent Finance S.a.r.l. (Luxembourg)(e)	3.95%		4/15/2023	169	175,916
Welbilt, Inc.	9.50%		2/15/2024	29	29,842
Westinghouse Air Brake Technologies Corp.	3.20%		6/15/2025	17	18,049
Westinghouse Air Brake Technologies Corp.	4.40%		3/15/2024	92	98,929
Total					813,996

Media 0.36%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%		5/1/2027	22	22,936
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.50%		5/1/2026	8	8,260
DISH DBS Corp.	5.875%		7/15/2022	128	132,080
iHeartCommunications, Inc.	6.375%		5/1/2026	115	122,004
Nexstar Media, Inc.†	5.625%		7/15/2027	34	36,014
Univision Communications, Inc.†	5.125%		2/15/2025	104	105,648
Total					426,942

Mining 1.24%
Alcoa Nederland Holding BV (Netherlands)†(e)	5.50%		12/15/2027	200	214,770
Anglo American Capital plc (United Kingdom)†(e)	3.625%		9/11/2024	200	214,734
FMG Resources August 2006 Pty Ltd. (Australia)†(e)	5.125%		5/15/2024	10	10,691
Freeport-McMoRan, Inc.	3.875%		3/15/2023	17	17,560
Freeport-McMoRan, Inc.	4.55%		11/14/2024	252	272,790
Glencore Finance Canada Ltd. (Canada)†(e)	4.25%		10/25/2022	142	147,600
Glencore Funding LLC†	1.625%		4/27/2026	54	53,775
Glencore Funding LLC†	3.00%		10/27/2022	11	11,264
Glencore Funding LLC†	4.125%		5/30/2023	211	223,187
Glencore Funding LLC†	4.125%		3/12/2024	102	109,301
Glencore Funding LLC†	4.625%		4/29/2024	28	30,522
Kinross Gold Corp. (Canada)(e)	5.95%		3/15/2024	129	142,864
Novelis Corp.†	3.25%		11/15/2026	37	37,573
Total					1,486,631

Miscellaneous Manufacturing 0.12%
Pentair Finance Sarl (Luxembourg)(e)	3.15%		9/15/2022	137	138,289

Oil & Gas 4.49%
BP Capital Markets America, Inc.	0.772% (3 Mo. LIBOR + .65%)	#	9/19/2022	225	226,224
Cenovus Energy, Inc. (Canada)(e)	5.375%		7/15/2025	107	121,923

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Cimarex Energy Co.	4.375%	6/1/2024	$140	$151,013
Continental Resources, Inc.	3.80%	6/1/2024	46	48,394
Continental Resources, Inc.	4.50%	4/15/2023	126	130,725
CrownRock LP/CrownRock Finance, Inc.†	5.625%	10/15/2025	166	170,100
Devon Energy Corp.†	5.25%	9/15/2024	63	69,806
Devon Energy Corp.†	5.25%	10/15/2027	112	119,065
Devon Energy Corp.†	8.25%	8/1/2023	57	63,813
Diamondback Energy, Inc.	0.90%	3/24/2023	41	40,997
Diamondback Energy, Inc.	2.875%	12/1/2024	252	264,691
Diamondback Energy, Inc.	4.75%	5/31/2025	47	52,527
Endeavor Energy Resources LP / EER Finance, Inc.†	6.625%	7/15/2025	150	158,250
EQT Corp.†	3.125%	5/15/2026	34	34,896
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(e)	6.51%	3/7/2022	100	102,450
Harvest Operations Corp. (Canada)†(e)	1.00%	4/26/2024	200	200,125
Helmerich & Payne, Inc.	4.65%	3/15/2025	146	161,336
Hess Corp.	3.50%	7/15/2024	93	98,404
Laredo Petroleum, Inc.	9.50%	1/15/2025	125	129,687
Lundin Energy Finance BV (Netherlands)†(e)	2.00%	7/15/2026	200	201,302
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	103	105,930
Matador Resources Co.	5.875%	9/15/2026	196	202,866
MEG Energy Corp. (Canada)†(e)	6.50%	1/15/2025	235	242,102
Murphy Oil Corp.	6.875%	8/15/2024	83	84,857
Newfield Exploration Co.	5.625%	7/1/2024	49	54,354
Occidental Petroleum Corp.	2.90%	8/15/2024	55	56,053
Occidental Petroleum Corp.	6.95%	7/1/2024	160	181,098
Ovintiv Exploration, Inc.	5.375%	1/1/2026	75	84,844
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	105	112,381
PDC Energy, Inc.	5.75%	5/15/2026	54	56,295
PDC Energy, Inc.	6.125%	9/15/2024	59	59,959
Petroleos Mexicanos (Mexico)(e)	4.25%	1/15/2025	76	77,550
Petroleos Mexicanos (Mexico)(e)	5.375%	3/13/2022	51	51,861
Petroleos Mexicanos (Mexico)†(e)	6.875%	10/16/2025	23	25,214
Petroleos Mexicanos (Mexico)(e)	6.875%	8/4/2026	74	80,575
Range Resources Corp.	9.25%	2/1/2026	189	206,256
Reliance Industries Ltd. (India)†(e)	5.40%	2/14/2022	350	355,776
SM Energy Co.†	10.00%	1/15/2025	109	121,755
Suncor Energy Ventures Corp. (Canada)†(e)	4.50%	4/1/2022	35	35,314
Suncor Energy, Inc. (Canada)(e)	7.875%	6/15/2026	20	25,154

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Suncor Energy, Inc. (Canada)(e)	9.25%		10/15/2021	$72	$72,197
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(e)	2.625%		8/15/2025	200	204,315
Valero Energy Corp.	1.20%		3/15/2024	74	74,848
Valero Energy Corp.	2.70%		4/15/2023	58	59,885
Valero Energy Corp.	2.85%		4/15/2025	52	54,786
Valero Energy Corp.	3.65%		3/15/2025	27	29,228
Viper Energy Partners LP†	5.375%		11/1/2027	109	113,864
Total					5,375,045

Oil & Gas Services 0.05%
Oceaneering International, Inc.	4.65%		11/15/2024	54	55,148

Packaging & Containers 0.18%
WRKCo, Inc.	3.00%		9/15/2024	200	212,280

Pharmaceuticals 1.18%
Bausch Health Cos., Inc.†	5.50%		11/1/2025	36	36,585
Bausch Health Cos., Inc.†	6.125%		4/15/2025	102	104,234
Bayer US Finance II LLC†	1.126% (3 Mo. LIBOR + 1.01%)	#	12/15/2023	425	430,811
Bayer US Finance II LLC†	3.875%		12/15/2023	200	212,863
Bayer US Finance II LLC†	4.25%		12/15/2025	300	331,769
Becton Dickinson and Co.	1.148% (3 Mo. LIBOR + 1.03%)	#	6/6/2022	291	292,858
Total					1,409,120

Pipelines 2.21%
Buckeye Partners LP	3.95%		12/1/2026	110	112,391
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025	152	171,761
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024	440	497,773
Energy Transfer Operating LP	4.25%		3/15/2023	225	234,606
Energy Transfer Operating LP	5.875%		1/15/2024	201	220,946
Kinder Morgan, Inc.	1.406% (3 Mo. LIBOR + 1.28%)	#	1/15/2023	110	111,579
NOVA Gas Transmission Ltd. (Canada)(e)	7.875%		4/1/2023	75	82,653
ONEOK, Inc.	7.50%		9/1/2023	116	129,127
Rattler Midstream LP†	5.625%		7/15/2025	97	101,127
Sabine Pass Liquefaction LLC	5.625%		4/15/2023	602	639,918
Sabine Pass Liquefaction LLC	5.75%		5/15/2024	250	278,508
Texas Eastern Transmission LP†	2.80%		10/15/2022	14	14,246

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Pipelines (continued)
Western Midstream Operating LP	2.229% (3 Mo. LIBOR + 2.10%)	#	1/13/2023	$51	$51,010
Total					2,645,645

REITS 0.80%
Brixmor Operating Partnership LP	3.65%		6/15/2024	113	120,644
HAT Holdings I LLC/HAT Holdings II LLC†	3.375%		6/15/2026	118	119,918
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%		4/15/2025	24	25,110
MPT Operating Partnership LP/MPT Finance Corp.	5.00%		10/15/2027	149	157,195
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	7.50%		6/1/2025	98	104,322
SITE Centers Corp.	3.625%		2/1/2025	6	6,361
SL Green Operating Partnership LP	3.25%		10/15/2022	99	101,468
SL Green Realty Corp.	4.50%		12/1/2022	195	201,621
Vornado Realty LP	2.15%		6/1/2026	18	18,293
Vornado Realty LP	3.50%		1/15/2025	97	103,170
Total					958,102

Retail 0.56%
Arcos Dorados Holdings, Inc. (Uruguay)†(e)	5.875%		4/4/2027	100	104,126
Bath & Body Works, Inc.†	9.375%		7/1/2025	51	64,769
Brinker International, Inc.†	5.00%		10/1/2024	200	212,104
Carvana Co.†	5.625%		10/1/2025	114	117,994
IRB Holding Corp.†	6.75%		2/15/2026	58	59,668
Macy’s Retail Holdings LLC	3.625%		6/1/2024	108	111,696
Total					670,357

Savings & Loans 0.09%
People’s United Financial, Inc.	3.65%		12/6/2022	102	104,865

Semiconductors 1.23%
Microchip Technology, Inc.†	0.972%		2/15/2024	263	263,249
Microchip Technology, Inc.	2.67%		9/1/2023	229	237,501
Microchip Technology, Inc.	4.25%		9/1/2025	42	43,927
Microchip Technology, Inc.	4.333%		6/1/2023	125	132,147
NXP BV/NXP Funding LLC (Netherlands)†(e)	3.875%		9/1/2022	225	231,734
SK Hynix, Inc. (South Korea)†(e)	1.00%		1/19/2024	200	199,072
SK Hynix, Inc. (South Korea)†(e)	1.50%		1/19/2026	200	197,507
Skyworks Solutions, Inc.	1.80%		6/1/2026	162	164,247
Total					1,469,384

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Shipbuilding 0.03%
Huntington Ingalls Industries, Inc.	3.844%		5/1/2025	$36	$39,016

Software 0.06%
VMware, Inc.	1.00%		8/15/2024	71	71,247

Telecommunications 0.17%
Altice France SA (France)†(e)	7.375%		5/1/2026	200	207,770

Toys/Games/Hobbies 0.24%
Hasbro, Inc.	3.00%		11/19/2024	37	39,197
Mattel, Inc.	3.15%		3/15/2023	200	203,829
Mattel, Inc.†	3.375%		4/1/2026	40	41,294
Total					284,320

Trucking & Leasing 0.03%
GATX Corp.	4.35%		2/15/2024	36	38,844
Total Corporate Bonds (cost $54,456,328)					55,499,771

FLOATING RATE LOANS(f) 4.20%

Advertising 0.10%
ABG Intermediate Holdings 2 LLC 2021 Term Loan B	4.00% (3 Mo. LIBOR + 3.25%)		9/27/2024	116	116,083

Aerospace/Defense 0.13%
Boeing Company The Delayed Draw Term Loan	1.366% (3 Mo. LIBOR + 1.25%)		2/7/2022	154	154,001

Air Transportation 0.10%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028	95	97,828
American Airlines, Inc. 2017 Incremental Term Loan	2.084% (1 Mo. LIBOR + 2.00%)		12/15/2023	18	17,977
Total					115,805

Business Services 0.17%
Global Payments Inc. 2019 Term Loan	–	(g)	7/9/2024	209	209,180	(h)

Chemicals 0.05%
Axalta Coating Systems US Holdings, Inc. USD Term Loan B3	1.882% (3 Mo. LIBOR + 1.75%)		6/1/2024	65	65,099

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Computer Hardware 0.33%
Dell International LLC 2021 Term Loan B	2.00% (1 Mo. LIBOR + 1.75%)		9/19/2025	$399	$399,352

Energy Equipment & Services 0.11%
Cheniere Corpus Christi Holdings, LLC Delayed Draw Term Loan Tranche 2	1.834% (1 Mo. LIBOR + 1.75%)		6/30/2024	136	136,198

Entertainment 0.14%
Scientific Games International, Inc. 2018 Term Loan B5	2.834% (1 Mo. LIBOR + 2.75%)		8/14/2024	163	162,588

Financial Services 0.09%
Delos Finance Sarl 2018 Term Loan B (Luxembourg)(e)	1.882% (3 Mo. LIBOR + 1.75%)		10/6/2023	114	113,689

Food 0.12%
US Foods, Inc. 2016 Term Loan B	1.834% (1 Mo. LIBOR + 1.75%)		6/27/2023	142	141,016

Government 0.15%
Seminole Tribe of Florida 2018 Term Loan B	1.834% (1 Mo. LIBOR + 1.75%)		7/8/2024	174	173,735

Health Care Services 0.47%
DaVita, Inc. 2020 Term Loan B	1.834% (1 Mo. LIBOR + 1.75%)		8/12/2026	219	218,371
Gentiva Health Services, Inc. 2020 Term Loan	2.834% (1 Mo. LIBOR + 2.75%)		7/2/2025	117	117,580
PPD, Inc. Initial Term Loan	2.50% (1 Mo. LIBOR + 2.00%)		1/13/2028	223	222,598
Total					558,549

Leasing 0.15%
Avolon TLB Borrower 1 (US) LLC Term Loan B3	2.50% (1 Mo. LIBOR + 1.75%)		1/15/2025	176	175,063

Leisure 0.33%
Carnival Corporation USD Term Loan B	–	(g)	6/30/2025	272	271,485
Life Time Fitness, Inc. 2021 Term Loan B	5.75% (3 Mo. LIBOR + 4.75%)		12/16/2024	119	119,846
Total					391,331

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.13%
Hilton Worldwide Finance, LLC 2019 Term Loan B2	1.836% (1 Mo. LIBOR + 1.75%)	6/22/2026	$152	$151,173

Media 0.34%
Nexstar Broadcasting, Inc. Term Loan A5	1.586% (1 Mo. LIBOR + 1.50%)	9/19/2024	117	117,238	(h)
Nielsen Finance LLC USD Term Loan B4	2.083% (1 Mo. LIBOR + 2.00%)	10/4/2023	290	290,061
Total				407,299

Miscellaneous 0.46%
Charter Communications Operating, LLC 2017 Term Loan A2	1.59% (1 Mo. LIBOR + 1.50%)	3/31/2023	130	129,704
Charter Communications Operating, LLC 2019 Term Loan B1	1.84% (1 Mo. LIBOR + 1.75%)	4/30/2025	422	422,310
Total				552,014

Oil 0.10%
Hess Corporation Term Loan	2.59% (1 Mo. LIBOR + 2.50%)	3/16/2023	123	122,757	(h)

Retail 0.17%
Panera Bread Company Term Loan A	2.334% (1 Mo. LIBOR + 2.25%)	7/18/2022	211	207,742

Telecommunications 0.26%
AT&T Inc. 2021 Delayed Draw Term Loan	1.082% (1 Mo. LIBOR + 1.00%)	1/28/2022	165	165,103	(h)
CenturyLink, Inc. 2020 Term Loan A	2.084% (1 Mo. LIBOR + 2.00%)	1/31/2025	143	142,419
Total				307,522

Transportation: Miscellaneous 0.30%
XPO Logistics, Inc. 2018 Term Loan B	1.833% (1 Mo. LIBOR + 1.75%)	2/24/2025	361	359,776
Total Floating Rate Loans (cost $5,022,620)				5,019,972

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS(e) 0.37%

Egypt 0.17%
Republic of Egypt†	6.125%		1/31/2022	$200		$201,763

Indonesia 0.19%
Perusahaan Penerbit SBSN†	4.325%		5/28/2025	200		221,990

Romania 0.01%
Republic of Romania†	4.875%		1/22/2024	16		17,394
Total Foreign Government Obligations (cost $439,621)						441,147

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.14%
Government National Mortgage Assoc. 2014-112 A	3.00%	#(j)	1/16/2048	3		3,528
Government National Mortgage Assoc. 2014-64 IO IO	0.762%	#(j)	12/16/2054	20		1,218
Government National Mortgage Assoc. 2014-78 IO	Zero Coupon	#(j)	3/16/2056	12		114
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(j)	2/16/2053	12		12,242
Government National Mortgage Assoc. 2017-23 AB	2.60%		12/16/2057	18		18,890
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	28		29,311
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	40		41,573
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	22		22,892
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	40		41,064
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $170,619)						170,832

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.06%
Federal National Mortgage Assoc.	2.163% (12 Mo. LIBOR + 1.78%)	#	10/1/2036	14		14,340
Federal National Mortgage Assoc.	2.166% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	3		3,267
Federal National Mortgage Assoc.	2.168% (12 Mo. LIBOR + 1.80%)	#	10/1/2040	–	(i)	280
Federal National Mortgage Assoc.	2.177% (12 Mo. LIBOR + 1.81%)	#	12/1/2040	–	(i)	444
Federal National Mortgage Assoc.	2.198% (12 Mo. LIBOR + 1.82%)	#	4/1/2040	8		8,556

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	2.233% (12 Mo. LIBOR + 1.80%)	#	12/1/2040	$1	$916
Federal National Mortgage Assoc.	2.631% (12 Mo. LIBOR + 1.82%)	#	1/1/2042	14	14,948
Federal National Mortgage Assoc.	2.711% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	3	3,031
Federal National Mortgage Assoc.	2.728% (12 Mo. LIBOR + 1.60%)	#	12/1/2045	10	11,005
Federal National Mortgage Assoc.	2.772% (12 Mo. LIBOR + 1.60%)	#	10/1/2045	3	2,916
Federal National Mortgage Assoc.	2.933% (12 Mo. LIBOR + 1.72%)	#	6/1/2042	4	4,367
Freddie Mac Non Gold Pool	2.142% (12 Mo. LIBOR + 1.80%)	#	6/1/2041	5	5,189
Freddie Mac Non Gold Pool	2.17% (12 Mo. LIBOR + 1.84%)	#	6/1/2042	2	2,391
Freddie Mac Non Gold Pool	2.328% (12 Mo. LIBOR + 1.90%)	#	12/1/2040	5	5,012
Total Government Sponsored Enterprises Pass-Throughs (cost $75,673)					76,662

MUNICIPAL BONDS 0.07%

Miscellaneous
New York Transportation Development Corp.	1.36%		12/1/2021	20	20,030
New York Transportation Development Corp.	1.61%		12/1/2022	20	20,235
State of Illinois	4.95%		6/1/2023	42	44,065
Total Municipal Bonds (cost $82,390)					84,330

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 17.53%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(j)	12/25/2059	25	25,354
Angel Oak Mortgage Trust 2020-6 A1†	1.261%	#(j)	5/25/2065	38	37,684
Angel Oak Mortgage Trust 2021-4 A1†	1.035%	#(j)	1/20/2065	143	142,422
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100	99,999
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.014% (1 Mo. LIBOR + .93%)	#	12/15/2036	100	100,144
Atrium Hotel Portfolio Trust 2018-ATRM B†	1.514% (1 Mo. LIBOR + 1.43%)	#	6/15/2035	100	100,095
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.734% (1 Mo. LIBOR + 1.65%)	#	6/15/2035	100	100,076

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bayview MSR Opportunity Master Fund Trust 2021-INV4 A11†	0.90% (1 Mo. SOFR + .85%)	#	10/25/2051	430	433,261	(b)
BBCMS Mortgage Trust 2018-TALL A†	0.806% (1 Mo. LIBOR + .72%)	#	3/15/2037	200	199,599
BBCMS Trust 2018-BXH A†	1.084% (1 Mo. LIBOR + 1.00%)	#	10/15/2037	67	67,143
BB-UBS Trust A†	2.892%		6/5/2030	84	83,751
BB-UBS Trust 2012-TFT B†	3.678%	#(j)	6/5/2030	100	92,890
BB-UBS Trust 2012-TFT C†	3.678%	#(j)	6/5/2030	100	82,237
Benchmark 2019-B12 Mortgage Trust TCA†	3.555%	#(j)	8/15/2052	203	207,219
Benchmark 2019-B12 Mortgage Trust TCB†	3.555%	#(j)	8/15/2052	225	225,817
BX 2021-MFM1 A†	0.784% (1 Mo. LIBOR + .70%)	#	1/15/2034	20	20,036
BX Commercial Mortgage Trust 2019-XL A†	1.004% (1 Mo. LIBOR + .92%)	#	10/15/2036	177	177,247
BX Commercial Mortgage Trust 2019-XL C†	1.334% (1 Mo. LIBOR + 1.25%)	#	10/15/2036	88	88,524
BX Commercial Mortgage Trust 2019-XL D†	1.534% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	521	522,477
BX Commercial Mortgage Trust 2019-XL E†	1.884% (1 Mo. LIBOR + 1.80%)	#	10/15/2036	88	88,569
BX Trust 2017-SLCT D†	2.134% (1 Mo. LIBOR + 2.05%)	#	7/15/2034	33	33,017
BXHPP Trust 2021-FILM A†	0.734% (1 Mo. LIBOR + .65%)	#	8/15/2036	280	280,516
BXHPP Trust 2021-FILM B†	0.984% (1 Mo. LIBOR + .90%)	#	8/15/2036	290	290,709
BXP Trust 2017-CQHP A†	0.934% (1 Mo. LIBOR + .85%)	#	11/15/2034	43	42,697
CFCRE Commercial Mortgage Trust 2016-C6 XA IO XA	1.242%	#(j)	11/10/2049	181	8,435
CFCRE Commercial Mortgage Trust 2016-C7 XA IO XA	0.834%	#(j)	12/10/2054	183	5,789
CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	134	138,440
CHT 2017-COSMO Mortgage Trust A†	1.014% (1 Mo. LIBOR + .93%)	#	11/15/2036	660	661,307
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	212	214,256
Citigroup Commercial Mortgage Trust 2013-375P A IO XA	0.481%	#(j)	6/10/2048	918	11,262

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage
Trust 2015-GC27 AAB	2.944%		2/10/2048	$7	$6,724
COMM 2013-CCRE12 Mortgage Trust A3	3.765%		10/10/2046	45	46,699
COMM 2014-CCRE19 Mortgage Trust A4	3.532%		8/10/2047	23	24,872
COMM 2014-LC15 Mortgage Trust A3	3.727%		4/10/2047	56	59,528
COMM 2014-UBS5 Mortgage Trust XB1†	0.256%	#(j)	9/10/2047	2,000	7,926
COMM 2015-PC1 Mortgage Trust XA†	0.611%	#(j)	7/10/2050	75	908
COMM Mortgage Trust 2015-LC21 A4	3.708%		7/10/2048	35	38,046
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	198,392
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	99,590
Commercial Mortgage Pass-Through Certificates 2013-CR18 A5	3.828%		7/15/2047	170	182,621
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10	10,173
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	36	36,079
Commercial Mortgage Pass-Through Certificates 2014 A4	3.819%		6/10/2047	13	13,938
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO XA	1.525%	#(j)	8/10/2049	50	2,692
Commercial Mortgage Pass-Through Certificates 2020-SBX A†	1.67%		1/10/2038	42	42,512
Credit Suisse Commercial Mortgage Securities Corp. 2017-MOON A†	3.197%		7/10/2034	60	60,893
Credit Suisse Commercial Mortgage Securities Corp. 2017-MOON C†	3.303%	#(j)	7/10/2034	109	110,111
Credit Suisse Commercial Mortgage Securities Corp. 2017-MOON X†	0.09%	#(j)	7/10/2034	28,675	4,273
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.334% (1 Mo. LIBOR + 1.25%)	#	1/15/2034	10	10,278
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO X1†	0.686%	#(j)	9/15/2037	978	18,252
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	54	53,852
Credit Suisse Mortgage Capital Certificates 2016-C6 XA	2.031%	#(j)	1/15/2049	632	45,410
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303%	#(j)	7/10/2034	50	50,643

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.064% (1 Mo. LIBOR + .98%)	#	5/15/2036	$434	$435,755
Credit Suisse Mortgage Capital Certificates 2020-NQM1 A1†	1.208%		5/25/2065	56	56,303
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.034% (1 Mo. LIBOR + .95%)	#	12/15/2030	50	50,027
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM1 A1†	0.809%	#(j)	5/25/2065	74	74,327
Credit Suisse Mortgage Capital Certificates Trust 2021-NQM3 A1†	1.015%	#(j)	4/25/2066	89	88,943
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO XA	1.584%	#(j)	8/10/2049	189	11,092
CSMC 2020-AFC1 Trust A1†	2.24%	#(j)	2/25/2050	67	67,418
CSMC 2021-ADV A†	1.484% (1 Mo. LIBOR + 1.40%)	#	7/15/2038	100	100,188
CSMC 2021-NQM6 A1†	1.174%	#	7/25/2066	300	302,188	(b)
CSMC 2021-NQM6 A2†	1.379%	#	7/25/2066	200	201,459
DBWF Mortgage Trust 2018-GLKS A†	1.117% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	100	100,277
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	12	12,205
DBWF Mortgage Trust 2016-85T XA IO XA†	0.116%	#(j)	12/10/2036	3,140	7,976
DBWF Mortgage Trust 2018-AMXP A†	3.873%	#(j)	5/5/2035	325	326,143
DBWF Mortgage Trust 2018-AMXP B†	4.122%	#(j)	5/5/2035	100	100,525
DBWF Mortgage Trust 2018-AMXP C†	3.956%	#(j)	5/5/2035	100	100,327
DBWF Mortgage Trust 2018-GLKS C†	1.837% (1 Mo. LIBOR + 1.75%)	#	12/19/2030	100	100,012
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(j)	8/25/2066	300	302,225	(b)
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(j)	1/25/2060	43	43,057
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100	104,773
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100	104,836
Freddie Mac STACR REMIC Trust 2021-HQA3 M1†	0.90% (1 Mo. SOFR + .85%)	#	9/25/2041	125	125,086
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	38	37,856
Great Wolf Trust 2019-WOLF B†	1.418% (1 Mo. LIBOR + 1.33%)	#	12/15/2036	50	50,005

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Great Wolf Trust 2019-WOLF C†	1.717% (1 Mo. LIBOR + 1.63%)	#	12/15/2036	$300	$299,506
Great Wolf Trust 2019-WOLF E†	2.816% (1 Mo. LIBOR + 2.73%)	#	12/15/2036	15	14,755
GS Mortgage Securities Corp Trust 2017-485L XB†	0.244%	#(j)	2/10/2037	1,590	12,243	(b)
GS Mortgage Securities Corp Trust 2019-BOCA B†	1.584% (1 Mo. LIBOR + 1.50%)	#	6/15/2038	100	100,179
GS Mortgage Securities Corp Trust 2019-SMP B†	1.584% (1 Mo. LIBOR + 1.50%)	#	8/15/2032	500	500,313
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	217,324
GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	100	101,808
GS Mortgage Securities Corp. II 2021-ROSS A†	1.234% (1 Mo. LIBOR + 1.15%)	#	5/15/2026	100	100,272
GS Mortgage Securities Corp. II 2021-ROSS H†	5.984% (1 Mo. LIBOR + 5.90%)	#	5/15/2026	100	100,882
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.034% (1 Mo. LIBOR + .95%)	#	7/15/2035	100	99,842
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	99,809
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.434% (1 Mo. LIBOR + 1.35%)	#	7/15/2032	100	100,211
GS Mortgage Securities Corp. Trust 2019-70P A†	1.084% (1 Mo. LIBOR + 1.00%)	#	10/15/2036	253	252,859
GS Mortgage Securities Corp. Trust 2019-70P B†	1.404% (1 Mo. LIBOR + 1.32%)	#	10/15/2036	56	55,467
GS Mortgage Securities Trust 2011-GC5 B†	5.303%	#(j)	8/10/2044	107	107,276
GS Mortgage Securities Trust 2012-GC6 XA†	1.717%	#(j)	1/10/2045	33	1
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,371
GS Mortgage Securities Trust 2013-G1 A2†	3.557%	#(j)	4/10/2031	100	100,063
GS Mortgage Securities Trust 2013-GCJ14 A5	4.243%		8/10/2046	100	105,785
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151	160,660
GS Mortgage Securities Trust 2015-GS1 XB	0.328%	#(j)	11/10/2048	1,082	9,587

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Hawaii Hotel Trust 2019-MAUI B†	1.534% (1 Mo. LIBOR + 1.45%)	#	5/15/2038	$100	$100,172
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100	100,329
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100	97,721
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100	97,883
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100	98,323
HONO 2021-LULU Mortgage Trust A†(a)	1.25% (1 Mo. LIBOR + 1.15%)	#	10/15/2036	100	100,100
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179	158,109
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	92,866
Hudsons Bay Simon JV Trust 2015-HB7 XA7†	1.417%	#(j)	8/5/2034	1,000	8,610
Hundred Acre Wood Trust 2021-INV2 A11†	0.90% (1 Mo. SOFR + .85%)	#	10/25/2051	300	302,291	(b)
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	9	9,263
Irvine Core Office Trust 2013-IRV A2†	3.279%	#(j)	5/15/2048	27	28,039
JPMBB Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76	81,030
JPMBB Commercial Mortgage Securities Trust 2014-C26 XA	1.101%	#(j)	1/15/2048	701	17,781
JPMBB Commercial Mortgage Securities Trust 2015-C30 XA	0.644%	#(j)	7/15/2048	817	13,586
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.283% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	44	43,658
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819%	#(j)	5/15/2045	11	11,184
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	172	148,405
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200	116,500
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO XA	0.808%	#(j)	12/15/2049	884	19,509
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225	224,953
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO XB†	0.791%	#(j)	10/5/2031	1,000	690
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO XA	1.187%	#(j)	9/15/2050	969	43,225
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67	67,499
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27	27,013

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171%	#(j)	6/5/2032	$20	$19,869
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243	250,821
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.384% (1 Mo. LIBOR + 1.30%)	#	6/15/2032	54	54,464
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.684% (1 Mo. LIBOR + 1.60%)	#	6/15/2032	42	41,655
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ XCP†	Zero Coupon	#(j)	6/15/2032	13,928	139
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.534% (1 Mo. LIBOR + 1.45%)	#	4/15/2031	90	88,934
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.234% (1 Mo. LIBOR + 2.15%)	#	4/15/2031	24	23,773
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.634% (1 Mo. LIBOR + 2.55%)	#	4/15/2031	18	17,857
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.983% (1 Mo. LIBOR + 1.90%)	#	7/5/2033	16	16,060
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON XA†	1.51%	#(j)	1/5/2034	3,332	86,315
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	240	249,931
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	50	51,370
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE XA†	0.467%	#(j)	1/10/2037	9,369	112,376
KIND Trust 2021-KIND A†	1.034% (1 Mo. LIBOR + .95%)	#	8/15/2038	160	160,306
KKR Industrial Portfolio Trust 2021-KDIP A†	0.634% (1 Mo. LIBOR + .55%)	#	12/15/2037	110	110,199
LoanCore Issuer Ltd. 2019-CRE3 A†	1.134% (1 Mo. LIBOR + 1.05%)	#	4/15/2034	89	88,725
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.454% (1 Mo. LIBOR + 1.37%)	#	4/15/2034	40	39,612
LSTAR Commercial Mortgage Trust 2016-4 XA IO XA†	1.92%	#(j)	3/10/2049	737	29,129

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	$58	$57,929
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	103,930
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA	0.699%	#(j)	7/15/2050	372	6,757
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	99,607
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.297%	#(j)	8/15/2046	139	146,465
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	10,227
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO XA	1.465%	#(j)	11/15/2049	905	44,869
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO XCP†	Zero Coupon	#(j)	9/13/2031	9,863	–	(i)
Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	10	10,422
Morgan Stanley Capital I Trust 2016-UB11 XB	1.054%	#(j)	8/15/2049	1,000	42,498
Mortgage Repurchase Agreement Financing Trust Series 2021-1 A1†	Zero Coupon	#(j)	9/10/2022	350	350,350
MRA Issuance Trust 2021-8 A1Y†	1.236% (1 Mo. LIBOR + 1.15%)	#	10/15/2021	1,100	1,101,117
MSBAM Commercial Mortgage Securities Trust 2012-CKSV A1†	2.117%		10/15/2030	11	11,338
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	10	10,579
New Orleans Hotel Trust 2019-HNLA A†	1.073% (1 Mo. LIBOR + .99%)	#	4/15/2032	150	149,766
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(j)	1/26/2060	45	45,290
One New York Plaza Trust 2020-1NYP A†	1.034% (1 Mo. LIBOR + .95%)	#	1/15/2026	215	215,968
One New York Plaza Trust 2020-1NYP AJ†	1.334% (1 Mo. LIBOR + 1.25%)	#	1/15/2026	120	120,565
One New York Plaza Trust 2020-1NYP B†	1.584% (1 Mo. LIBOR + 1.50%)	#	1/15/2026	160	160,883
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	9,376
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	36,228
PFP 2021-7 Ltd. A†	0.934% (1 Mo. LIBOR + .85%)	#	4/14/2038	500	499,175

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
PFP Ltd. 2019-6 A†	1.135% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	$48	$48,205
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	102,088
Ready Capital Mortgage Financing 2021-FL6 LLC A†	1.036% (1 Mo. LIBOR + .95%)	#	7/25/2036	150	150,253
Ready Captial Mortgage Financing LLC 2019-FL3 A†	1.086% (1 Mo. LIBOR + 1.00%)	#	3/25/2034	35	34,533
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	69	70,593
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	43	44,380
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(j)	2/25/2024	49	49,022
SFO Commerical Mortgage Trust 2021 555 A†	1.234% (1 Mo. LIBOR + 1.15%)	#	5/15/2038	210	210,902
SG Commercial Mortgage Securities Trust 2019-787E X†	0.456%	#(j)	2/15/2041	4,149	98,269
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.534% (1 Mo. LIBOR + 1.45%)	#	5/15/2036	35	34,886
Shops at Crystals Trust 2016-CSTL XB†	0.328%	#(j)	7/5/2036	1,000	10,200
SLIDE 2018-FUN A†	1.234% (1 Mo. LIBOR + 1.15%)	#	6/15/2031	65	65,124
SLIDE 2018-FUN B†	1.584% (1 Mo. LIBOR + 1.50%)	#	6/15/2031	14	13,922
SLIDE 2018-FUN C†	1.884% (1 Mo. LIBOR + 1.80%)	#	6/15/2031	12	12,051
SLIDE 2018-FUN XCP IO XCP†	Zero Coupon	#(j)	12/15/2020	1,549	15	(b)
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(j)	2/25/2050	36	36,344
UBS-BAMLL Trust D†	4.379%	#(j)	6/10/2030	100	63,746
UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO XA†	1.04%	#(j)	3/10/2046	705	5,468
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	35	35,344
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	60	60,107
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	64	63,885
Verus Securitization Trust 2021-1 A1†	0.815%	#(j)	1/25/2066	80	79,862
Verus Securitization Trust 2021-3 A1†	1.046%	#(j)	6/25/2066	125	125,073

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Verus Securitization Trust 2021-5 A1†	1.013%	#(j)	9/25/2066	$200	$199,911
Verus Securitization Trust 2021-R2 A1†	0.918%	#(j)	2/25/2064	68	68,054
Verus Securitization Trust 2021-R3 A1†	1.02%	#(j)	4/25/2064	110	110,510
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	306,472
Waikiki Beach Hotel Trust 2019-WBM A†	1.134% (1 Mo. LIBOR + 1.05%)	#	12/15/2033	48	48,074
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO XB	0.095%	#(j)	6/15/2048	2,000	3,474
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO XA	1.864%	#(j)	8/15/2049	934	65,250
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA	0.813%	#(j)	9/15/2048	865	18,945
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35	36,691
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	71	71,073
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31	31,121
West Town Mall Trust 2017-KNOX C†	4.491%	#(j)	7/5/2030	25	24,864
West Town Mall Trust 2017-KNOX D†	4.491%	#(j)	7/5/2030	25	24,732
West Town Mall Trust 2017-KNOX B IO X†	0.516%	#(j)	7/5/2030	1,553	1,810
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO XA†	1.449%	#(j)	6/15/2045	67	184
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50	50,569
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.892%	#(j)	6/15/2045	25	23,811
WFRBS Commercial Mortgage Trust 2012-C8 XA†	1.935%	#(j)	8/15/2045	303	1,861
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	267	271,254
ZH Trust 2021-2 A†	2.349%		10/17/2027	350	352,527	(b)
Total Non-Agency Commercial Mortgage-Backed Securities (cost $21,161,391)					20,976,672

U.S. TREASURY OBLIGATIONS 5.59%
U.S. Treasury Bill	Zero Coupon		1/27/2022	3,747	3,746,506
U.S. Treasury Note	0.125%		6/30/2023	1,899	1,895,884
U.S. Treasury Note	0.125%		8/31/2023	459	457,817
U.S. Treasury Note	0.625%		7/31/2026	599	589,453
Total U.S. Treasury Obligations (cost $6,697,570)					6,689,660

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Shares (000)		Fair Value
WARRANTS 0.00%

Miscellaneous Financials
Sable Permian Resources†(k)	$ –	(l)	2/1/2024	–	(d)	$488	(b)
UTEX Industries, Inc.	1.50		12/3/2025	–	(d)	38	(b)
Total Warrants (cost $118)						526
Total Long-Term Investments (cost $118,061,653)						119,018,325

	Interest Rate		Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 0.21%

COMMERCIAL PAPER 0.21%

Electronics
JABIL, Inc. (cost $250,000)	0.406%		10/1/2021	$250		250,000
Total Investments in Securities 99.69% (cost $118,311,653)						119,268,325
Other Assets and Liabilities – Net(m) 0.31%						368,227
Net Assets 100.00%						$119,636,552

CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2021, the total value of Rule 144A securities was $64,075,325 which represents 53.56% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2021.
(a)	Securities purchased on a when-issued basis.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Amount represents less than 1,000 shares.
(e)	Foreign security traded in U.S. dollars.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2021.
(g)	Interest rate to be determined.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Amount is less than $1,000.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Defaulted (non-income producing security).
(l)	Cashless strike price.
(m)	Other Assets and Liabilities - Net include net unrealized appreciation/depreciation on futures contracts as follows:

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Open Futures Contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2021	67	Short	$(8,284,579)	$(8,223,727)	$60,852

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	December 2021	151	Long	$33,245,484	$33,228,258	$(17,226)

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Others	$–	$14,031,488	$600,704	$14,632,192
Student Loan	–	691,317	199,963	891,280
Remaining Industries	–	14,427,468	–	14,427,468
Common Stocks	–	288	–	288
Convertible Bonds	–	107,525	–	107,525
Corporate Bonds	–	55,499,771	–	55,499,771
Floating Rate Loans
Business Services	–	–	209,180	209,180
Media	–	290,061	117,238	407,299
Oil	–	–	122,757	122,757
Telecommunications	–	142,419	165,103	307,522
Remaining Industries	–	3,973,214	–	3,973,214
Foreign Government Obligations	–	441,147	–	441,147
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	170,832	–	170,832
Government Sponsored Enterprises
Pass-Throughs	–	76,662	–	76,662
Municipal Bonds	–	84,330	–	84,330
Non-Agency Commercial
Mortgage-Backed Securities	–	19,271,922	1,704,750	20,976,672
U.S. Treasury Obligations	–	6,689,660	–	6,689,660
Warrants	–	–	526	526
Short-Term Investments
Commercial Paper	–	250,000	–	250,000
Total	$–	$116,148,104	$3,120,221	$119,268,325

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME PORTFOLIO September 30, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$60,852	$–	$–	$60,852
Liabilities	(17,226)	–	–	(17,226)
Total	$43,626	$–	$–	$43,626

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Floating Rate Loans	Non-Agency Commercial Mortgage- Backed Securities	Warrants
Balance as of January 1, 2021	$–	$160,853	$96,261	$22
Accrued Discounts (Premiums)	–	103	(1,691)	–
Realized Gain (Loss)	–	(11)	–	–
Change in Unrealized Appreciation (Depreciation)	741	6	12,428	407
Purchases	799,926	737,181	1,679,990	96
Sales	–	(148,843)	–	–
Transfers into Level 3	–	–	14,024	–
Transfers out of Level 3	–	(135,011)	(96,261)	–
Balance as of September 30, 2021	$800,667	$614,278	$1,704,751	$525
Change in unrealized appreciation/depreciation for the period ended September 30, 2021, related to Level 3 investments held at September 30, 2021	$741	$68	$12,428	$407

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 105.06%

ASSET-BACKED SECURITIES 18.60%

Auto Floor Plan 0.25%
Ford Credit Floorplan Master Owner Trust 2018-4 A	4.06%	11/15/2030	$1,480	$1,686,511

Automobiles 7.70%
ACC Trust 2019-1 B†	4.47%	10/20/2022	275	276,352
AmeriCredit Automobile Receivables Trust 2020-3 D	1.49%	9/18/2026	2,075	2,095,304
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	69	69,340
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	506,712
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	512,338
Carmax Auto Owner Trust 2021-1 A2A	0.22%	2/15/2024	3,798	3,798,598
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%	7/15/2027	1,500	1,601,085
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	332	338,071
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	575	595,814
CPS Auto Receivables Trust 2020-C C†	1.71%	8/17/2026	785	796,114
Exeter Automobile Receivables Trust 2020-3A E†	3.44%	8/17/2026	1,750	1,809,929
Exeter Automobile Receivables Trust 2018-3A E†	5.43%	8/15/2024	1,940	2,047,237
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	125	125,067
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	93	92,655
Flagship Credit Auto Trust 2021-1 A†	0.31%	6/16/2025	1,307	1,307,426
Flagship Credit Auto Trust 2018-3 E†	5.28%	12/15/2025	1,425	1,516,593
Flagship Credit Auto Trust 2018-4 E†	5.51%	3/16/2026	1,675	1,790,333
Ford Credit Auto Lease Trust 2021-A A2	0.19%	7/15/2023	3,995	3,995,271
Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	422	421,695
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	113	113,236
Hertz Vehicle Financing III LP 2021-2A A†	1.68%	12/27/2027	2,235	2,242,988
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	146	146,406
Mercedes-Benz Auto Lease Trust 2021-A A2	0.18%	3/15/2023	3,613	3,612,898
Santander Consumer Auto Receivables Trust 2020-BA C†	1.29%	4/15/2026	2,081	2,099,855
Santander Drive Auto Receivables Trust 2020-3 D	1.64%	11/16/2026	2,350	2,384,424
Santander Drive Auto Receivables Trust 021-1 A2	0.29%	11/15/2023	1,797	1,796,454
Toyota Auto Receivables Owner Trust 2021-A A2	0.16%	7/17/2023	5,312	5,311,300
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	1,354	1,357,155
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	2,010	2,061,308
Westlake Automobile Receivables Trust 2021-1A E†	2.33%	8/17/2026	1,850	1,849,721

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)
Westlake Automobile Receivables Trust 2020-3A E†	3.34%		6/15/2026	$1,450	$1,494,057
World Omni Auto Receivables Trust 2021-A A2	0.17%		2/15/2024	3,926	3,926,317
Total					52,092,053

Credit Card 1.20%
American Express Credit Account Master Trust 2019-3 B	2.20%		4/15/2025	3,068	3,125,379
Capital One Multi-Asset Execution Trust 2005-B3 B3	0.676% (3 Mo. LIBOR + .55%)	#	5/15/2028	1,671	1,662,604
World Financial Network Credit Card Master Trust 2019-B A	2.49%		4/15/2026	3,261	3,314,630
Total					8,102,613

Home Equity 0.00%
New Century Home Equity Loan Trust 2005-A A6	4.72%		8/25/2035	5	5,171

Others 9.13%
Apidos CLO XXXV 2021-35A A†	1.249% (3 Mo. LIBOR + 1.05%)	#	4/20/2034	760	761,411
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 D†	2.584% (1 Mo. LIBOR + 2.50%)	#	5/15/2036	1,320	1,324,429
Arbor Realty Collateralized Loan Obligation Ltd. 2021-FL2 E†	3.034% (1 Mo. LIBOR + 2.95%)	#	5/15/2036	330	331,282
Avery Point IV CLO Ltd. 2014-1A BR†	1.725% (3 Mo. LIBOR + 1.60%)	#	4/25/2026	26	26,052
Bain Capital Credit CLO 2019-2A AR†(a)	Zero Coupon	#(b)	10/17/2032	1,690	1,690,000	(c)
Barings CLO Ltd. 2018-3A D†	3.034% (3 Mo. LIBOR + 2.90%)	#	7/20/2029	500	493,128
Barings CLO Ltd. 2019-3A BR†	1.734% (3 Mo. LIBOR + 1.60%)	#	4/20/2031	1,060	1,059,927
Carlyle Global Market Strategies CLO Ltd. 2015-5A BRR†	Zero Coupon	#(b)	1/20/2032	790	790,016
Carlyle US CLO Ltd. 2021-1A A1†	1.331% (3 Mo. LIBOR + 1.14%)	#	4/15/2034	2,860	2,861,426
CBAM Ltd. 2017-1A D†	3.884% (3 Mo. LIBOR + 3.75%)	#	7/20/2030	1,010	1,012,669
Cedar Funding XII CLO Ltd. 2020-12A D†	4.075% (3 Mo. LIBOR + 3.95%)	#	10/25/2032	740	741,945
CIFC Funding I Ltd. 2021-1A A1†	1.235% (3 Mo. LIBOR + 1.11%)	#	4/25/2033	2,690	2,693,364

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029	$152	$153,144
Dryden 58 CLO Ltd. 2018-58A B†	1.634% (3 Mo. LIBOR + 1.50%)	#	7/17/2031	2,650	2,654,632
Dryden 61 CLO Ltd. 2018-61A A1R†	1.124% (3 Mo. LIBOR + .99%)	#	1/17/2032	1,710	1,710,041
Dryden Senior Loan Fund 2017-47A BR†	1.596% (3 Mo. LIBOR + 1.47%)	#	4/15/2028	1,990	1,993,596
Gracie Point International Funding 2020-B B†	2.486% (1 Mo. LIBOR + 2.40%)	#	5/2/2023	1,124	1,133,012
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	411	461,739
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	802	856,214
HGI CRE CLO Ltd. 2021-FL1 C†	1.785% (1 Mo. LIBOR + 1.70%)	#	6/16/2036	1,150	1,144,424
HGI CRE CLO Ltd. 2021-FL1 D†	2.435% (1 Mo. LIBOR + 2.35%)	#	6/16/2036	1,000	1,012,388
Kayne CLO 10 Ltd. 2021-10A A†	Zero Coupon	#(b)	4/23/2034	2,230	2,232,806
Kayne CLO 5 Ltd. 2019-5A A†	1.475% (3 Mo. LIBOR + 1.35%)	#	7/24/2032	1,300	1,301,673
Kayne CLO Ltd. 2020-7A A1†	1.334% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	1,822	1,828,213
KKR CLO 18 Ltd. B†	1.834% (3 Mo. LIBOR + 1.70%)	#	7/18/2030	920	921,165
Lending Funding Trust 2020-2A A†	2.32%		4/21/2031	1,840	1,886,834
Lendmark Funding Trust 2021-1A A†	1.90%		11/20/2031	1,400	1,410,291
Logan CLO I Ltd. 2021-1A A†	1.313% (3 Mo. LIBOR + 1.16%)	#	7/20/2034	1,040	1,040,642
Marble Point CLO XVII Ltd. 2020-1A A†	1.434% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	1,135	1,135,581
Marlette Funding Trust 2020-2A D†	4.65%		9/16/2030	2,070	2,185,754
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	1,977	2,094,971
Meritage Mortgage Loan Trust 2004-2 M3	1.061% (1 Mo. LIBOR + .98%)	#	1/25/2035	2	2,164
Mountain View CLO LLC 2017-1A AR†	1.216% (3 Mo. LIBOR + 1.09%)	#	10/16/2029	1,047	1,047,230
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.474% (3 Mo. LIBOR + 1.34%)	#	1/19/2033	2,000	2,003,652
Newark BSL CLO 1 Ltd. 2016-1A CR†	3.129% (3 Mo. LIBOR + 3.00%)	#	12/21/2029	700	701,773
Oaktree CLO Ltd. 2019-4A CR†(a)	Zero Coupon	#(b)	10/20/2032	1,100	1,100,000	(c)
OCP CLO Ltd. 2019-16A AR†	1.119% (3 Mo. LIBOR + 1.00%)	#	4/10/2033	1,510	1,510,061

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Others (continued)
Octagon Investment Partners 48 Ltd. 2020-3A A†	1.634% (3 Mo. LIBOR + 1.50%)	#	10/20/2031	$1,200	$1,202,004
OneMain Financial Issuance Trust 2019-2A A†	3.14%		10/14/2036	1,610	1,726,720
OneMain Financial Issuance Trust 2020-2A C†	2.76%		9/14/2035	2,745	2,829,658
Palmer Square CLO Ltd. 2021-2A A†	1.256% (3 Mo. LIBOR + 1.15%)	#	7/15/2034	1,840	1,841,440
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	491	500,469
Progress Residential 2021-SFR4 D†	2.309%		5/17/2038	1,550	1,562,207
Race Point IX CLO Ltd. 2015-9A CR†	3.326% (3 Mo. LIBOR + 3.20%)	#	10/15/2030	500	481,833
SCF Equipment Leasing LLC 2019-2A B†	2.76%		8/20/2026	1,442	1,490,917
SCF Equipment Leasing LLC 2021-1A D†	1.93%		9/20/2030	1,369	1,361,654
Shackleton CLO Ltd. 2016-9A B†	2.034% (3 Mo. LIBOR + 1.90%)	#	10/20/2028	499	499,927
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	800	801,448
Westgate Resorts LLC 2018-1A A†	3.38%		12/20/2031	127	128,067
Total					61,733,993

Packaging & Containers 0.12%
SLC Student Loan Trust 2008-1 A4A	1.716% (3 Mo. LIBOR + 1.60%)	#	12/15/2032	843	852,607

Student Loan 0.20%
Massachusetts Educational Financing Authority 2008-1 A1	1.075% (3 Mo. LIBOR + .95%)	#	4/25/2038	328	329,660
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	427	448,584
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.395% (3 Mo. LIBOR + .27%)	#	4/25/2038	168	160,710
Towd Point Asset Trust 2018-SL1 A†	0.686% (1 Mo. LIBOR + .60%)	#	1/25/2046	392	390,498
Total					1,329,452
Total Asset-Backed Securities (cost $125,382,384)					125,802,400

CORPORATE BONDS 35.03%

Advertising 0.10%
Clear Channel Outdoor Holdings, Inc.†	7.75%		4/15/2028	670	706,073

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense 0.54%
Boeing Co. (The)	4.875%		5/1/2025	$597	$664,691
Boeing Co. (The)	5.04%		5/1/2027	1,942	2,235,117
Bombardier, Inc. (Canada)†(d)	6.00%		2/15/2028	45	45,567
TransDigm, Inc.	6.375%		6/15/2026	652	673,458
Total					3,618,833

Agriculture 0.19%
MHP Lux SA (Luxembourg)†(d)	6.25%		9/19/2029	1,240	1,272,116

Airlines 0.84%
Air Canada (Canada)†(d)	3.875%		8/15/2026	247	249,544
American Airlines Group, Inc.†	3.75%		3/1/2025	783	706,540
American Airlines, Inc.†	11.75%		7/15/2025	602	745,728
British Airways Pass Through Trust 20-1 A PTT (United Kingdom)†(d)	4.25%		5/15/2034	736	796,741
Delta Air Lines, Inc.†	7.00%		5/1/2025	1,287	1,501,455
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%		10/20/2025	568	607,927
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%		10/20/2028	576	642,596
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.†	8.00%		9/20/2025	364	408,906
Total					5,659,437

Apparel 0.34%
Levi Strauss & Co.†	3.50%		3/1/2031	1,008	1,019,340
PVH Corp.	7.75%		11/15/2023	561	633,376
William Carter Co. (The)†	5.50%		5/15/2025	611	642,741
Total					2,295,457

Auto Manufacturers 1.08%
Ford Motor Co.	7.45%		7/16/2031	1,564	2,042,740
General Motors Financial Co., Inc.	3.60%		6/21/2030	4,115	4,417,030
Stellantis Finance US, Inc.†	2.691%		9/15/2031	856	848,227
Total					7,307,997

Banks 6.72%
Banco Nacional de Comercio Exterior SNC†	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031	702	706,388
Bank of America Corp.	2.087% (SOFR + 1.06%)	#	6/14/2029	1,549	1,547,466
Bank of America Corp.	2.687% (SOFR + 1.32%)	#	4/22/2032	2,244	2,286,293
BankUnited, Inc.	5.125%		6/11/2030	1,140	1,318,309

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Banks (continued)
Citigroup, Inc.	2.666% (SOFR + 1.15%)	#	1/29/2031	$816	$836,119
Citigroup, Inc.	3.887% (3 Mo. LIBOR + 1.56%)	#	1/10/2028	1,186	1,311,490
Citigroup, Inc.	3.98% (3 Mo. LIBOR + 1.34%)	#	3/20/2030	4,411	4,956,336
Danske Bank A/S (Denmark)†(d)	4.375%		6/12/2028	200	223,762
Goldman Sachs Group, Inc. (The)	2.383% (SOFR + 1.25%)	#	7/21/2032	2,718	2,692,815
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028	2,477	2,707,176
Macquarie Bank Ltd. (Australia)†(d)	3.624%		6/3/2030	516	542,042
Macquarie Group Ltd. (Australia)†(d)	2.691% (SOFR + 1.44%)	#	6/23/2032	2,044	2,042,241
Macquarie Group Ltd. (Australia)†(d)	4.654% (3 Mo. LIBOR + 1.73%)	#	3/27/2029	1,431	1,638,757
Morgan Stanley	2.239% (SOFR + 1.18%)	#	7/21/2032	1,438	1,414,148
Morgan Stanley	2.484% (SOFR + 1.36%)	#	9/16/2036	1,088	1,065,432
Morgan Stanley	3.625%		1/20/2027	1,036	1,142,679
Morgan Stanley	4.431% (3 Mo. LIBOR + 1.63%)	#	1/23/2030	2,838	3,278,930
National Australia Bank Ltd. (Australia)†(d)	2.99%		5/21/2031	1,023	1,035,960
Santander Holdings USA, Inc.	4.40%		7/13/2027	670	753,217
UBS AG (Switzerland)(d)	5.125%		5/15/2024	1,399	1,532,003
Wachovia Corp.	7.574%		8/1/2026	660	838,622
Wells Fargo & Co.	2.393% (SOFR + 2.10%)	#	6/2/2028	5,043	5,205,638
Wells Fargo & Co.	3.584% (3 Mo. LIBOR + 1.31%)	#	5/22/2028	1,873	2,051,985
Westpac Banking Corp. (Australia)(d)	2.894% (5 Yr Treasury CMT + 1.35%)	#	2/4/2030	1,047	1,084,475
Westpac Banking Corp. (Australia)(d)	4.322% (5 Yr. Swap rate + 2.24%)	#	11/23/2031	2,917	3,221,833
Total					45,434,116

Building Materials 0.34%
Cemex SAB de CV (Mexico)†(d)	5.45%		11/19/2029	970	1,052,450
Forterra Finance LLC/FRTA Finance Corp.†	6.50%		7/15/2025	616	659,890
Griffon Corp.	5.75%		3/1/2028	587	617,084
Total					2,329,424

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Chemicals 0.60%
Ashland LLC	6.875%		5/15/2043		$272	$356,089
Braskem Netherlands Finance BV (Netherlands)†(d)	4.50%		1/31/2030		1,657	1,765,119
CVR Partners LP/CVR Nitrogen Finance Corp.†	6.125%		6/15/2028		649	681,450
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	2.60%		9/16/2028		1,280	1,279,066
Total						4,081,724

Coal 0.19%
SunCoke Energy, Inc.†	4.875%		6/30/2029		711	709,222
Warrior Met Coal, Inc.†	8.00%		11/1/2024		586	595,523
Total						1,304,745

Commercial Services 0.48%
CoStar Group, Inc.†	2.80%		7/15/2030		381	387,786
Garda World Security Corp. (Canada)†(d)	9.50%		11/1/2027		612	663,163
Global Payments, Inc.	3.20%		8/15/2029		501	529,924
Rent-a-center, Inc.†	6.375%		2/15/2029		660	712,800
United Rentals North America, Inc.	4.00%		7/15/2030		316	328,245
United Rentals North America, Inc.	4.875%		1/15/2028		592	626,644
Total						3,248,562

Computers 0.35%
Dell International LLC/EMC Corp.	5.45%		6/15/2023		247	264,989
Dell International LLC/EMC Corp.	6.02%		6/15/2026		158	188,074
Dell International LLC/EMC Corp.	8.35%		7/15/2046		1,189	1,932,070
Total						2,385,133

Diversified Financial Services 2.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%		1/15/2025		1,388	1,461,290
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%		1/23/2028		916	984,711
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%		1/16/2024		523	565,204
Aircastle Ltd.†	2.85%		1/26/2028		254	257,416
Ally Financial, Inc.	4.70% (5 Yr Treasury CMT + 3.87%)	#	–	(e)	679	708,859
Ally Financial, Inc.	8.00%		11/1/2031		1,228	1,772,704
Aviation Capital Group LLC†	1.95%		1/30/2026		812	809,454
Aviation Capital Group LLC†	5.50%		12/15/2024		1,928	2,161,572
Avolon Holdings Funding Ltd. (Ireland)†(d)	2.125%		2/21/2026		2,161	2,139,902
Avolon Holdings Funding Ltd. (Ireland)†(d)	4.25%		4/15/2026		1,379	1,483,861

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Financial Services (continued)
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	$662	$718,059
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	962	943,876
International Lease Finance Corp.	5.875%	8/15/2022	156	163,188
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	624	643,566
Navient Corp.	5.00%	3/15/2027	1,091	1,125,094
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	541	616,236
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	782,429
OneMain Finance Corp.	5.375%	11/15/2029	940	1,019,994
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.†	3.625%	3/1/2029	674	682,425
Total				19,039,840

Electric 2.71%
AES Corp. (The)†	3.95%	7/15/2030	1,138	1,253,478
Alfa Desarrollo SpA (Chile)†(d)	4.55%	9/27/2051	992	968,936
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	1,118	1,258,879
Calpine Corp.†	4.50%	2/15/2028	588	600,495
Calpine Corp.†	5.125%	3/15/2028	609	617,516
Cikarang Listrindo Tbk PT (Indonesia)†(d)	4.95%	9/14/2026	985	1,005,385
Emera US Finance LP	3.55%	6/15/2026	4,556	4,927,250
FirstEnergy Corp.	4.40%	7/15/2027	1,299	1,426,154
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	1,335	1,386,211
NRG Energy, Inc.†	4.45%	6/15/2029	537	594,721
NRG Energy, Inc.	5.75%	1/15/2028	598	636,870
Pennsylvania Electric Co.†	3.60%	6/1/2029	597	642,914
PSEG Power LLC	8.625%	4/15/2031	770	1,212,240
Vistra Operations Co. LLC†	3.55%	7/15/2024	1,683	1,770,701
Total				18,301,750

Energy - Alternate Sources 0.09%
TerraForm Power Operating LLC†	4.75%	1/15/2030	562	588,695

Entertainment 0.39%
Caesars Entertainment, Inc.†	4.625%	10/15/2029	566	573,782
Caesars Entertainment, Inc.†	8.125%	7/1/2027	616	693,293
Live Nation Entertainment, Inc.†	4.75%	10/15/2027	660	671,550
Scientific Games International, Inc.†	7.25%	11/15/2029	622	699,680
Total				2,638,305

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental Control 0.10%
Madison IAQ LLC†	5.875%	6/30/2029	$688	$694,058

Food 0.37%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	590	636,462
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	588	657,825
Kraft Heinz Foods Co.	4.375%	6/1/2046	571	650,859
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%	1/19/2028	503	538,814
Total				2,483,960

Forest Products & Paper 0.12%
Suzano Austria GmbH (Brazil)(d)	3.75%	1/15/2031	821	844,399

Gas 0.19%
National Fuel Gas Co.	5.50%	1/15/2026	1,122	1,293,110

Health Care - Services 1.52%
Centene Corp.	2.45%	7/15/2028	550	553,438
Centene Corp.	2.625%	8/1/2031	750	745,867
Centene Corp.	3.375%	2/15/2030	605	627,113
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	699	704,243
CHS/Community Health Systems, Inc.†	6.125%	4/1/2030	709	689,885
DaVita, Inc.†	3.75%	2/15/2031	673	656,175
HCA, Inc.	4.125%	6/15/2029	2,089	2,335,098
HCA, Inc.	4.50%	2/15/2027	820	923,617
HCA, Inc.	5.25%	6/15/2026	886	1,017,194
Radiology Partners, Inc.†	9.25%	2/1/2028	657	707,625
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	588	635,775
Tenet Healthcare Corp.†	6.25%	2/1/2027	658	683,498
Total				10,279,528

Home Builders 0.60%
Century Communities, Inc.	6.75%	6/1/2027	576	615,594
NVR, Inc.	3.00%	5/15/2030	1,703	1,783,383
Toll Brothers Finance Corp.	3.80%	11/1/2029	660	709,665
Toll Brothers Finance Corp.	4.35%	2/15/2028	588	644,595
Tri Pointe Homes, Inc.	5.25%	6/1/2027	310	335,395
Total				4,088,632

Household Products/Wares 0.02%
Kimberly-Clark de Mexico SAB de CV (Mexico)†(d)	3.80%	4/8/2024	100	106,507

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Housewares 0.11%
Newell Brands, Inc.	5.875%	4/1/2036	$580	$721,114

Insurance 0.24%
Assurant, Inc.	2.65%	1/15/2032	720	714,634
First American Financial Corp.	2.40%	8/15/2031	939	915,635
Total				1,630,269

Internet 0.99%
Baidu, Inc. (China)(d)	3.075%	4/7/2025	1,137	1,193,825
Match Group Holdings II LLC†	5.00%	12/15/2027	302	316,488
Match Group Holdings II LLC†	5.625%	2/15/2029	287	309,418
Meituan (China)†(d)	3.05%	10/28/2030	1,440	1,336,628
Netflix, Inc.	6.375%	5/15/2029	1,326	1,679,047
Uber Technologies, Inc.†	4.50%	8/15/2029	686	692,002
Uber Technologies, Inc.†	8.00%	11/1/2026	622	658,154
VeriSign, Inc.	2.70%	6/15/2031	509	517,953
Total				6,703,515

Investment Companies 0.17%
Owl Rock Capital Corp.	2.875%	6/11/2028	831	830,066
Temasek Financial I Ltd. (Singapore)†(d)	2.50%	10/6/2070	380	348,058
Total				1,178,124

Iron - Steel 0.10%
GUSAP III LP†	4.25%	1/21/2030	635	679,450

Leisure Time 0.26%
Carnival Corp.†	7.625%	3/1/2026	397	424,294
Carnival Corp.†	11.50%	4/1/2023	855	955,462
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	333	380,369
Total				1,760,125

Lodging 0.15%
Boyd Gaming Corp.	4.75%	12/1/2027	406	418,970
Boyd Gaming Corp.†	4.75%	6/15/2031	557	575,102
Total				994,072

Machinery - Diversified 0.44%
nVent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028	2,050	2,251,611
TK Elevator US Newco, Inc.†	5.25%	7/15/2027	702	736,556
Total				2,988,167

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Media 0.82%
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%		3/1/2030		$645	$675,138
Charter Communications Operating LLC/Charter Communications Operating Capital(a)	2.25%		1/15/2029		2,182	2,181,193
DISH DBS Corp.	7.75%		7/1/2026		618	698,633
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%		1/22/2030		950	942,728
Time Warner Cable LLC	7.30%		7/1/2038		211	303,142
Time Warner Entertainment Co. LP	8.375%		7/15/2033		502	746,457
Total						5,547,291

Mining 1.33%
Anglo American Capital PLC (United Kingdom)†(d)	4.00%		9/11/2027		1,457	1,606,933
Antofagasta plc (Chile)†(d)	2.375%		10/14/2030		656	633,867
FMG Resources August 2006 Pty Ltd. (Australia)†(d)	4.375%		4/1/2031		1,017	1,052,188
Freeport-McMoRan, Inc.	4.125%		3/1/2028		657	681,637
Freeport-McMoRan, Inc.	5.45%		3/15/2043		544	670,480
Glencore Funding LLC†	2.85%		4/27/2031		1,091	1,098,829
Glencore Funding LLC†	4.875%		3/12/2029		2,494	2,866,659
Yamana Gold, Inc. (Canada)†(d)	2.63%		8/15/2031		391	382,451
Total						8,993,044

Miscellaneous Manufacturing 0.36%
General Electric Co.	3.446% (3 Mo. LIBOR + 3.33%)	#	–	(e)	2,512	2,464,418

Oil & Gas 3.82%
Apache Corp.	4.375%		10/15/2028		638	690,635
California Resources Corp.†	7.125%		2/1/2026		342	361,350
Cenovus Energy, Inc. (Canada)(d)	3.75%		2/15/2052		390	379,529
Comstock Resources, Inc.†	6.75%		3/1/2029		666	720,113
Continental Resources, Inc.	3.80%		6/1/2024		660	694,353
Continental Resources, Inc.†	5.75%		1/15/2031		980	1,185,800
Diamondback Energy, Inc.	3.50%		12/1/2029		2,397	2,565,029
Diamondback Energy, Inc.	4.75%		5/31/2025		599	669,444
Equinor ASA (Norway)(d)	7.15%		11/15/2025		605	743,245
Helmerich & Payne, Inc.†	2.90%		9/29/2031		1,250	1,253,991
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%		2/1/2029		1,302	1,339,433
Laredo Petroleum, Inc.	9.50%		1/15/2025		984	1,020,900
MEG Energy Corp. (Canada)†(d)	5.875%		2/1/2029		365	373,833
MEG Energy Corp. (Canada)†(d)	7.125%		2/1/2027		1,192	1,253,030
Murphy Oil Corp.	5.875%		12/1/2027		677	705,434
Occidental Petroleum Corp.	6.125%		1/1/2031		1,146	1,377,177

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Oil & Gas (continued)
Ovintiv, Inc.	6.50%		2/1/2038	$549	$756,710
Petroleos Mexicanos (Mexico)(d)	4.50%		1/23/2026	956	962,644
Petroleos Mexicanos (Mexico)(d)	5.35%		2/12/2028	2,326	2,296,181
Qatar Petroleum (Qatar)†(d)	3.125%		7/12/2041	1,000	1,001,430
Range Resources Corp.†	8.25%		1/15/2029	660	743,358
SA Global Sukuk Ltd.†	2.694%		6/17/2031	1,400	1,414,584
SM Energy Co.	5.625%		6/1/2025	304	306,250
SM Energy Co.	6.75%		9/15/2026	726	742,400
Southwestern Energy Co.	7.75%		10/1/2027	620	670,561
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%		8/15/2030	470	477,454
Transocean Guardian Ltd.†	5.875%		1/15/2024	771	767,611
Viper Energy Partners LP†	5.375%		11/1/2027	318	332,191
Total					25,804,670

Packaging & Containers 0.13%
Ball Corp.	2.875%		8/15/2030	894	868,856

Pharmaceuticals 0.36%
Bausch Health Cos, Inc.†	5.25%		1/30/2030	753	703,317
Bayer Corp.†	6.65%		2/15/2028	670	825,569
Bayer US Finance II LLC†	3.875%		12/15/2023	881	937,659
Total					2,466,545

Pipelines 1.41%
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078	825	759,441
Cheniere Corpus Christi Holdings LLC	3.70%		11/15/2029	940	1,020,650
Eastern Gas Transmission & Storage, Inc.†	3.00%		11/15/2029	846	888,905
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(d)	3.25%		9/30/2040	1,413	1,427,511
NGPL PipeCo LLC†	3.25%		7/15/2031	1,372	1,406,791
Sabine Pass Liquefaction LLC	5.875%		6/30/2026	1,990	2,343,088
Western Midstream Operating LP	5.30%		2/1/2030	1,530	1,692,562
Total					9,538,948

REITS 0.70%
American Homes 4 Rent LP	2.375%		7/15/2031	873	865,784
Blackstone Mortgage Trust, Inc.†(a)	3.75%		1/15/2027	956	948,830
EPR Properties	4.95%		4/15/2028	1,069	1,175,672
Invitation Homes Operating Partnership LP	2.00%		8/15/2031	1,808	1,737,587
Total					4,727,873

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Retail 0.82%
Bath & Body Works, Inc.	6.875%	11/1/2035	$520	$653,250
Carvana Co.†	5.875%	10/1/2028	633	654,494
CEC Entertainment LLC†	6.75%	5/1/2026	672	674,520
Kohl’s Corp.	5.55%	7/17/2045	1,170	1,403,733
Murphy Oil USA, Inc.†	3.75%	2/15/2031	342	344,565
Party City Holdings, Inc.†	8.75%	2/15/2026	988	1,034,999
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028	739	760,246
Total				5,525,807

Semiconductors 0.42%
SK Hynix, Inc. (South Korea)†(d)	2.375%	1/19/2031	1,450	1,408,610
Skyworks Solutions, Inc.	3.00%	6/1/2031	1,395	1,427,839
Total				2,836,449

Software 0.93%
Oracle Corp.	2.875%	3/25/2031	1,151	1,185,243
Oracle Corp.	2.95%	4/1/2030	2,725	2,856,508
VMware, Inc.	4.70%	5/15/2030	1,899	2,240,066
Total				6,281,817

Telecommunications 0.49%
CommScope, Inc.†	7.125%	7/1/2028	632	645,828
Frontier Communications Holdings LLC†	5.00%	5/1/2028	759	797,899
LogMeIn, Inc.†	5.50%	9/1/2027	627	638,756
Sprint Capital Corp.	6.875%	11/15/2028	492	630,375
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	602	599,881
Total				3,312,739

Transportation 0.20%
Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027	629	674,080
XPO Logistics, Inc.†	6.25%	5/1/2025	620	655,170
Total				1,329,250

Water 0.09%
Aegea Finance Sarl (Luxembourg)†(d)	5.75%	10/10/2024	574	589,068
Total Corporate Bonds (cost $229,283,102)				236,944,012

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FLOATING RATE LOANS(f) 1.98%

Aerospace/Defense 0.10%
WP CPP Holdings, LLC 2018 Term Loan	3.834% - 4.75% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)		4/30/2025		$695	$678,145

Air Transportation 0.29%
AAdvantage Loyalty IP Ltd. 2021 Term Loan	5.50% (3 Mo. LIBOR + 4.75%)		4/20/2028		1,907	1,974,581

Business Services 0.20%
KUEHG Corp. 2018 Incremental Term Loan	4.75% (3 Mo. LIBOR + 3.75%)		2/21/2025		691	686,058
Learning Care Group, Inc. 2018 1st Lien Term Loan	4.25% (3 Mo. LIBOR + 3.25%)		3/13/2025		697	688,354
Total						1,374,412

Computer Software 0.26%
Liftoff Mobile Inc Term Loan B	-	(g)	9/23/2028		670	668,536
Polaris Newco LLC USD Term Loan B	4.50% (6 Mo. LIBOR + 4.00%)		6/2/2028		1,065	1,068,661
Total						1,737,197

Entertainment 0.21%
Playtika Holding Corp 2021 Term Loan	2.834% (1 Mo. LIBOR + 2.75%)		3/13/2028		1,429	1,430,353

Financial Services 0.10%
SSH Group Holdings, Inc. 2018 1st Lien Term Loan	4.382% (3 Mo. LIBOR + 4.25%)		7/30/2025		698	680,683

Health Care Services 0.20%
Heartland Dental, LLC 2018 1st Lien Term Loan	3.585% (1 Mo. LIBOR + 3.50%)		4/30/2025		690	685,184
MED ParentCo LP 1st Lien Term Loan	4.334% (1 Mo. LIBOR + 4.25%)		8/31/2026		688	687,310
Total						1,372,494

Leisure 0.10%
Amer Sports Oyj EUR Term Loan B(h)	4.50% (6 Mo. EURIBOR + 4.50%)		3/30/2026	EUR	572	664,301

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Media 0.10%
A-L Parent LLC 2016 1st Lien Term Loan	4.25% (1 Mo. LIBOR + 3.25%)	12/1/2023		$695	$668,927

Miscellaneous 0.21%
Cvent, Inc. 1st Lien Term Loan	3.834% (1 Mo. LIBOR + 3.75%)	11/29/2024		695	692,779
MND Holdings III Corp 2018 1st Lien Term Loan	4.50% (3 Mo. LIBOR + 3.50%)	6/19/2024		779	754,506
Total					1,447,285

Oil 0.11%
Brazos Delaware II, LLC Term Loan B	4.084% (1 Mo. LIBOR + 4.00%)	5/21/2025		733	723,495

Transportation 0.10%
American Trailer World Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)	3/3/2028		673	671,040
Total Floating Rate Loans (cost $13,192,605)					13,422,913

FOREIGN GOVERNMENT OBLIGATIONS 1.83%

Egypt 0.35%
Republic of Egypt†(d)	5.80%	9/30/2027		1,820	1,791,481
Republic of Egypt†(d)	7.60%	3/1/2029		543	564,209
Total					2,355,690

Ghana 0.20%
Republic of Ghana†(d)	6.375%	2/11/2027		1,455	1,373,338

Nigeria 0.19%
Republic of Nigeria†(d)	7.143%	2/23/2030		1,265	1,293,130

Qatar 0.70%
State of Qatar†(d)	3.75%	4/16/2030		2,419	2,728,368
State of Qatar†(d)	4.00%	3/14/2029		1,725	1,964,258
Total					4,692,626

Senegal 0.07%
Senegal Government International Bond†(h)	5.375%	6/8/2037	EUR	400	457,724

Sri Lanka 0.07%
Republic of Sri Lanka†(d)	5.875%	7/25/2022		$670	492,450

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.25%
Republic of Turkey(d)	5.25%		3/13/2030	$445	$411,627
Turkiye Ihracat Kredi Bankasi AS†(d)	5.75%		7/6/2026	1,300	1,275,899
Total					1,687,526
Total Foreign Government Obligations (cost $12,448,464)					12,352,484

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.06%
Federal Home Loan Mortgage Corp. Q001 XA IO	2.143%	#(i)	2/25/2032	2,603	282,608
Government National Mortgage Assoc. 2015-73 AC	2.90%	#(i)	2/16/2053	86	89,033
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $370,468)					371,641

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 7.82%
Federal National Mortgage Assoc.	2.166% (12 Mo. LIBOR + 1.79%)	#	3/1/2042	139	146,996
Federal National Mortgage Assoc.(j)	2.50%		TBA	16,306	16,813,652
Federal National Mortgage Assoc.(j)	3.00%		TBA	27,282	28,549,121
Federal National Mortgage Assoc.	3.50%		9/1/2047	4,238	4,565,264
Federal National Mortgage Assoc.	3.50%		3/1/2050	2,617	2,828,151
Total Government Sponsored Enterprises Pass-Throughs (cost $52,547,154)					52,903,184

MUNICIPAL BONDS 0.51%

Miscellaneous
County of Miami-Dade FL	2.786%		10/1/2037	210	209,039
Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	646	682,567
New Jersey Transportation Trust Fund Authority	4.081%		6/15/2039	170	193,664
New Jersey Transportation Trust Fund Authority	4.131%		6/15/2042	1,140	1,301,991
New York City Transitional Finance Authority Futur	1.95%		8/1/2034	675	644,856
Regents of the University of California Medical Ce	3.006%		5/15/2050	375	384,214
Total Municipal Bonds (cost $3,357,908)					3,416,331

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.07%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(i)	12/25/2059	166	167,220
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.034% (1 Mo. LIBOR + .95%)	#	6/15/2035	1,050	1,052,012
BBCMS Mortgage Trust 2019-BWAY A†	1.04% (1 Mo. LIBOR + .96%)	#	11/15/2034	655	653,999
BBCMS Mortgage Trust 2019-BWAY B†	1.394% (1 Mo. LIBOR + 1.31%)	#	11/15/2034	288	286,585
Benchmark Mortgage Trust 2018-B5 C	4.763%	#(i)	7/15/2051	850	953,101
BFLD 2019-DPLO E†	2.324% (1 Mo. LIBOR + 2.24%)	#	10/15/2034	1,910	1,899,080

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BFLD 2019-DPLO F†	2.624% (1 Mo. LIBOR + 2.54%)	#	10/15/2034	$790	$777,949
BHMS 2018-ATLS C†	1.984% (1 Mo. LIBOR + 1.90%)	#	7/15/2035	630	631,150
BHMS 2018-ATLS A†	1.334% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	1,080	1,084,455
BX Commercial Mortgage Trust 2021-VOLT A†	0.80% (1 Mo. LIBOR + .70%)	#	9/15/2036	1,360	1,362,663
BX Trust 2018-GW A†	0.884% (1 Mo. LIBOR + .80%)	#	5/15/2035	1,710	1,712,092
CIM Retail Portfolio Trust 2021-RETL E†	3.834% (1 Mo. LIBOR + 3.75%)	#	8/15/2036	1,840	1,847,456
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	895,571
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000	1,074,337
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.112%	#(i)	8/10/2047	474	10,695
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29%	#(i)	7/10/2050	510	558,595
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.463%	#(i)	7/10/2050	178	192,890
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.463%	#(i)	7/10/2050	730	773,698
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.463%	#(i)	7/10/2050	574	527,428
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.616%		4/25/2065	676	678,398
Csail Commercial Mortgage Trust 2015-C2 C	4.327%	#(i)	6/15/2057	700	678,687
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	709	763,662
CSMC 2020-AFC1 Trust A1†	2.24%	#(i)	2/25/2050	438	442,565
DBWF Mortgage Trust 2018-GLKS A†	1.117% (1 Mo. LIBOR + 1.03%)	#	12/19/2030	1,100	1,103,049
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791%	#(i)	10/25/2059	235	236,221
Deephaven Residential Mortgage Trust 2021-3 A1†	1.194%	#(i)	8/25/2066	1,720	1,732,759	(c)
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(i)	1/25/2060	234	235,150
Extended Stay America Trust 2021-ESH C†	1.784% (1 Mo. LIBOR + 1.70%)	#	7/15/2038	1,234	1,244,571
Freddie Mac STACR REMIC Trust 2021-DNA3 M2†	2.15% (1 Mo. SOFR + 2.10%)	#	10/25/2033	1,290	1,317,788

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Freddie Mac STACR REMIC Trust 2021-HQA3 M2†	2.15% (1 Mo. SOFR + 2.10%)	#	9/25/2041	$1,420	$1,422,662
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	152	153,150
Great Wolf Trust 2019-WOLF A†	1.118% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	3,216	3,218,722
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.034% (1 Mo. LIBOR + .95%)	#	7/15/2035	682	681,920
GS Mortgage Securities Corp. Trust 2021-ROSS G†	4.734% (1 Mo. LIBOR + 4.65%)	#	5/15/2026	1,230	1,237,015
GS Mortgage Securities Trust 2015-GC32 C	4.569%	#(i)	7/10/2048	195	206,724
HONO LULU Mortgage Trust 2021-B†(a)	1.55% (1 Mo. LIBOR + 1.45%)	#	10/15/2036	490	490,490
HONO LULU Mortgage Trust 2021-C†(a)	1.95% (1 Mo. LIBOR + 1.85%)	#	10/15/2036	300	300,300
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	590,038
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%	#(i)	8/5/2034	629	451,228
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.408%	#(i)	7/15/2048	374	391,555
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D†	4.143%	#(i)	10/5/2031	450	449,439
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN A†	2.02% (1 Mo. LIBOR + 1.02%)	#	11/15/2035	542	544,729
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.283% (1 Mo. LIBOR + 1.20%)	#	7/5/2033	365	365,755
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.583% (1 Mo. LIBOR + 1.50%)	#	7/5/2033	1,130	1,133,725
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	357,088
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	475,743
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.384% (1 Mo. LIBOR + 1.30%)	#	6/15/2032	995	996,367
KIND Trust 2021-KIND D†	2.384% (1 Mo. LIBOR + 2.30%)	#	8/15/2038	1,170	1,173,394
Life Mortgage Trust 2021-BMR E†	1.834% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	800	803,073

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	$9	$5,361
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA	0.699%	#(i)	7/15/2050	14,888	270,283
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(i)	1/26/2060	153	153,953
One New York Plaza Trust 2020-1NYP B†	1.584% (1 Mo. LIBOR + 1.50%)	#	1/15/2026	1,660	1,669,161
PFP Ltd. 2019-6 A†	1.135% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	317	316,504
Ready Capital Mortgage Financing LLC 2021-FL6 C†	1.986% (1 Mo. LIBOR + 1.90%)	#	7/25/2036	1,100	1,102,387
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	456	463,753
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(i)	2/25/2024	115	115,730
SLIDE 2018-FUN E†	2.634% (1 Mo. LIBOR + 2.55%)	#	6/15/2031	1,432	1,399,762
Starwood Mortgage Residential Trust 2020-3 A1†	1.486%	#(i)	4/25/2065	1,011	1,016,268
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(i)	2/25/2050	200	201,479
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	4	4,588
UBS Commercial Mortgage Trust 2017-C3 C	4.452%	#(i)	8/15/2050	1,350	1,382,068
UBS-BAMLL Trust 2012-WRM E†	4.379%	#(i)	6/10/2030	595	264,982
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	#(i)	8/10/2049	200	206,023
Verus Securitization Trust 2020-2 A1†	1.031%	#(i)	2/25/2066	1,797	1,801,212
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	434	439,333
Verus Securitization Trust 2020-5 A1†	1.218%		5/25/2065	1,047	1,051,364
Vista Point Securitization Trust 2020-2 A1†	1.475%	#(i)	4/25/2065	675	680,112
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.443%	#(i)	7/15/2046	364	188,958
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.23%	#(i)	5/15/2048	1,489	1,451,402
Wells Fargo Commercial Mortgage Trust 2015-SG1 B	4.603%	#(i)	9/15/2048	2,350	2,423,697
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176%	#(i)	7/15/2048	213	219,697
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.151%	#(i)	1/15/2059	434	439,597
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785%	#(i)	11/15/2050	1,630	1,770,772
ZH Trust 2021-2 A†(a)	2.349%		10/17/2027	1,990	2,004,366	(c)
Total Non-Agency Commercial Mortgage-Backed Securities (cost $60,967,900)					61,379,755

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 30.16%
U.S. Treasury Bill	Zero Coupon	10/21/2021	$20,800	$20,799,151
U.S. Treasury Bill	Zero Coupon	11/18/2021	27,000	26,999,145
U.S. Treasury Bond	1.125%	5/15/2040	26,356	22,788,674
U.S. Treasury Bond	2.00%	8/15/2051	16,812	16,517,790
U.S. Treasury Bond	2.25%	8/15/2049	2,956	3,065,003
U.S. Treasury Note	0.125%	6/30/2023	5,558	5,548,881
U.S. Treasury Note	0.125%	8/31/2023	81,838	81,627,012
U.S. Treasury Note	0.625%	7/31/2026	20,414	20,088,652
U.S. Treasury Note	1.25%	8/15/2031	6,690	6,528,499
Total U.S. Treasury Obligations (cost $204,966,288)				203,962,807
Total Long-Term Investments (cost $702,516,273)				710,555,527

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 1.85%

Repurchase Agreements
Repurchase Agreement dated 9/30/2021, 0.00% due 10/1/2021 with Fixed Income Clearing Corp. collateralized by $12,844,000 of U.S. Treasury Note at 1.25% due 9/30/2028; value: $12,777,776; proceeds: $12,527,196 (cost $12,527,196)	$12,527	$12,527,196
Total Investments in Securities 106.91% (cost $715,043,469)		723,082,723
Other Assets and Liabilities – Net(k) (6.91%)		(46,712,089)
Net Assets 100.00%		$676,370,634

EUR	Euro.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2021, the total value of Rule 144A securities was $246,794,279 which represents 36.55% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2021.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Level 3 Investment as described in Note in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Foreign security traded in U.S. dollars.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2021.
(g)	Interest Rate to be determined.
(h)	Investment in non-U.S. dollar denominated securities.
(i)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(j)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(k)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2021(1):

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX.NA.EM.36(4)(5)	Bank of America	1.00%		12/20/2026	$6,020,000	$5,779,503	$207,026	$33,471
Markit CDX.NA.HY.37(4)(6)	Bank of America	5.00%		12/20/2026	12,901,000	14,098,278	(1,206,268)	8,990
							$(999,242)	$42,461

Referenced Indexes	Central Clearing Party	Fund Pays (Quarterly	)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX.NA.IG.37(4)(7)	Bank of America	1.00%		12/20/2026	16,500,000	16,894,019	(391,102)	(2,917)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $42,461. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $2,917.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at September 30, 2021:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Fair Value	Unrealized Depreciation
Bank of America	CPI Urban Consumer NSA	2.545%	6/16/2026	$10,800,000	$10,476,828	$(323,172)
Bank of America	CPI Urban Consumer NSA	2.547%	6/16/2026	10,700,000	10,381,243	(318,757)
Bank of America	CPI Urban Consumer NSA	2.697%	8/11/2026	13,470,000	13,326,779	(143,221)
Unrealized Depreciation on CPI Centrally Cleared Swaps						$(785,150)

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

Credit Default Swaps on Indexes - Sell Protection at September 30, 2021(1):

Referenced Index*	Swap Counterparty	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.BBB-9	Morgan Stanley	3.000%		8/17/2061	1,400,000	1,335,307	(78,124)	13,431	(64,693)
OPEN	CitiGroup	3.000%		9/17/2058	5,700,000	5,259,493	(454,912)	14,405	(440,507)
							$(533,036)	$27,836	$(505,200)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $27,836. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at September 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	12/10/2021	396,000	$469,001	$459,312	$9,689

Open Futures Contracts at September 30, 2021:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	December 2021	27	Short	$(3,606,771)	$(3,553,453)	$53,318
U.S. 10-Year Ultra Treasury Note	December 2021	57	Short	(8,437,655)	(8,279,250)	158,405
Total Unrealized Appreciation on Open Futures Contracts						$211,723

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	December 2021	208	Long	33,930,368	33,117,500	$(812,868)
U.S. Ultra Treasury Bond	December 2021	153	Long	30,039,373	29,232,563	(806,810)
Total Unrealized Depreciation on Open Futures Contracts						$(1,619,678)

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

TOTAL RETURN PORTFOLIO September 30, 2021

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Others	$–	$58,943,993	$2,790,000	$61,733,993
Remaining Industries	–	64,068,407	–	64,068,407
Corporate Bonds	–	236,944,012	–	236,944,012
Floating Rate Loans	–	13,422,913	–	13,422,913
Foreign Government Obligations	–	12,352,484	–	12,352,484
Government Sponsored Enterprises
Collateralized Mortgage Obligations	–	371,641	–	371,641
Government Sponsored Enterprises
Pass-Throughs	–	52,903,184	–	52,903,184
Municipal Bonds	–	3,416,331	–	3,416,331
Non-Agency Commercial
Mortgage-Backed Securities	–	57,642,630	3,737,125	61,379,755
U.S. Treasury Obligations	–	203,962,807	–	203,962,807
Short-Term Investments
Repurchase Agreements	–	12,527,196	–	12,527,196
Total	$–	$716,555,598	$6,527,125	$723,082,723

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN PORTFOLIO September 30, 2021

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$42,461	$–	$42,461
Liabilities	–	(2,917)	–	(2,917)
Centrally Cleared CPI Swap Contracts
Assets	–	–	–	–
Liabilities	–	(785,150)	–	(785,150)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(505,200)	–	(505,200)
Forward Foreign Currency Exchange Contracts
Assets	–	9,689	–	9,689
Liabilities	–	–	–	–
Futures Contracts
Assets	211,723	–	–	211,723
Liabilities	(1,619,678)	–	–	(1,619,678)
Total	$(1,407,955)	$(1,241,117)	$–	$(2,649,072)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

142	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board

143

Notes to Schedule of Investments (unaudited)(continued)

or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2021 and, if applicable, Level 3 rollforwards for the period is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on

144

Notes to Schedule of Investments (unaudited)(concluded)

each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 31, 2021, the market value of securities loaned and collateral received for the Funds were as follows:

Funds	Market Value of Securities Loaned	Collateral Received
Developing Growth Portfolio	$3,912,417	$4,079,950
Growth Opportunities Portfolio	11,570	12,192
Mid-Cap Stock Portfolio	2,571,654	2,634,476

145

QPHR-SERIES-3Q.

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